Pacer Trendpilot US Large Cap ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 96.8%
Advertising - 0.1%
Interpublic Group of Cos., Inc. (a)	37,828	$867,018
Omnicom Group, Inc. (a)	21,998	1,764,679
		2,631,697
Aerospace/Defense - 2.5%
Arconic, Inc.	42,402	1,061,746
Boeing Co.	52,042	17,755,690
General Dynamics Corp.	27,357	5,086,761
L3Harris Technologies, Inc.	21,500	4,463,400
Lockheed Martin Corp.	24,274	8,791,315
Northrop Grumman Corp.	17,069	5,898,534
Raytheon Co.	28,059	5,114,875
TransDigm Group, Inc. (b)	4,637	2,250,985
United Technologies Corp.	79,777	10,658,207
		61,081,513
Agriculture - 1.0%
Altria Group, Inc.	184,991	8,707,526
Archer-Daniels-Midland Co.	55,242	2,269,341
Philip Morris International, Inc.	157,006	13,127,272
		24,104,139
Airlines - 0.4%
Alaska Air Group, Inc. (a)	12,152	769,951
American Airlines Group, Inc. (a)	40,270	1,228,638
Delta Air Lines, Inc.	61,283	3,740,714
Southwest Airlines Co.	49,769	2,564,596
United Airlines Holdings, Inc. (b)	22,500	2,067,975
		10,371,874
Apparel - 0.7%
Capri Holdings Ltd. (b)	14,696	523,031
Hanesbrands, Inc. (a)	35,438	570,197
Kontoor Brands, Inc. (b)	4,472	131,164
NIKE, Inc. - Class B	125,326	10,781,796
PVH Corp.	7,441	661,654
Ralph Lauren Corp. - Class A	5,234	545,540
Tapestry, Inc.	28,449	879,927
Under Armour, Inc. - Class A (a)(b)	18,500	426,795
Under Armour, Inc. - Class C (a)(b)	18,854	383,490
VF Corp.	32,025	2,798,665
		17,702,259
Auto Manufacturers - 0.5%
Ford Motor Co. (a)	384,962	3,668,688
General Motors Co.	129,169	5,210,677
PACCAR, Inc. (a)	34,448	2,416,183
		11,295,548
Auto Parts & Equipment - 0.1%
Aptiv PLC (a)	25,857	2,266,366
BorgWarner, Inc.	20,429	772,216
		3,038,582
Banks - 6.5%
Bank of America Corp.	889,388	27,286,424
Bank of New York Mellon Corp.	86,973	4,080,773
BB&T Corp. (a)	75,828	3,907,417
Citigroup, Inc.	232,739	16,561,707
Citizens Financial Group, Inc.	46,000	1,713,960
Comerica, Inc.	15,792	1,155,974
Fifth Third Bancorp	84,316	2,503,342
First Republic Bank (a)	16,094	1,599,100
Goldman Sachs Group, Inc.	33,800	7,440,394
Huntington Bancshares, Inc. (a)	104,394	1,487,615
JPMorgan Chase & Co.	323,842	37,565,672
KeyCorp.	101,718	1,868,560
M&T Bank Corp.	13,812	2,268,621
Morgan Stanley (a)	128,773	5,738,125
Northern Trust Corp.	21,795	2,135,910
PNC Financial Services Group, Inc.	45,276	6,469,940
Regions Financial Corp. (a)	101,669	1,619,587
State Street Corp.	37,346	2,169,429
SunTrust Banks, Inc.	44,222	2,945,185
SVB Financial Group (b)	5,136	1,191,398
US Bancorp	149,496	8,543,696
Wells Fargo & Co.	405,297	19,620,428
Zions Bancorp (a)	18,842	849,209
		160,722,466
Beverages - 1.8%
Brown-Forman Corp. - Class B (a)	16,282	892,417
Coca-Cola Co.	380,951	20,049,451
Constellation Brands, Inc. - Class A (a)	16,270	3,202,262
Molson Coors Brewing Co. - Class B (a)	18,477	997,573
Monster Beverage Corp. (b)	39,126	2,522,453
PepsiCo, Inc.	138,877	17,749,869
		45,414,025
Biotechnology - 1.9%
Alexion Pharmaceuticals, Inc. (a)(b)	21,923	2,483,657
Amgen, Inc.	61,578	11,489,223
Biogen, Inc. (b)	19,683	4,681,011
Celgene Corp. (b)	68,948	6,333,563
Corteva, Inc.	74,349	2,193,296
Gilead Sciences, Inc.	127,247	8,337,223
Illumina, Inc. (b)	14,455	4,327,538
Incyte Corp. (b)	17,294	1,468,607
Nektar Therapeutics (a)(b)	17,029	484,645
Regeneron Pharmaceuticals, Inc. (b)	7,582	2,310,690
Vertex Pharmaceuticals, Inc. (b)	25,119	4,185,328
		48,294,781
Building Materials - 0.4%
Fortune Brands Home & Security, Inc.	13,890	763,117
Johnson Controls International PLC	90,657	3,847,483
Martin Marietta Materials, Inc.	6,082	1,506,816
Masco Corp.	29,891	1,218,656
Vulcan Materials Co.	12,952	1,791,909
		9,127,981
Chemicals - 1.9%
Air Products & Chemicals, Inc.	21,656	4,943,415
Albemarle Corp. (a)	10,489	765,277
Celanese Corp. - Class A (a)	13,080	1,467,184
CF Industries Holdings, Inc.	22,644	1,122,237
Dow, Inc.	74,279	3,598,075
DuPont de Nemours, Inc.	74,350	5,365,096
Eastman Chemical Co.	13,788	1,038,926
Ecolab, Inc.	25,018	5,046,881
FMC Corp.	13,147	1,136,164
International Flavors & Fragrances, Inc. (a)	9,882	1,422,909
Linde PLC	54,141	10,356,090
LyondellBasell Industries NV - Class A	30,834	2,580,497
Mosaic Co.	34,836	877,519
PPG Industries, Inc.	23,563	2,766,061
Sherwin-Williams Co.	8,085	4,147,928
		46,634,259
Commercial Services - 2.1%
Automatic Data Processing, Inc.	42,974	7,156,031
Cintas Corp.	8,398	2,187,175
Equifax, Inc.	11,826	1,644,878
FleetCor Technologies, Inc. (b)	8,554	2,430,790
Gartner, Inc. (a)(b)	8,959	1,248,258
Global Payments, Inc.	15,532	2,608,133
H&R Block, Inc. (a)	20,224	560,003
IHS Markit Ltd. (b)	35,403	2,280,661
MarketAxess Holdings, Inc.	3,768	1,269,967
Moody's Corp.	16,312	3,496,314
Nielsen Holdings PLC	34,862	807,404
PayPal Holdings, Inc. (b)	116,053	12,812,251
Quanta Services, Inc.	14,236	532,711
Robert Half International, Inc. (a)	11,776	711,388
Rollins, Inc. (a)	14,477	485,414
S&P Global, Inc.	24,532	6,009,113
Total System Services, Inc.	16,398	2,225,537
United Rentals, Inc. (a)(b)	7,842	992,405
Verisk Analytics, Inc.	16,157	2,451,340
		51,909,773
Computers - 5.5%
Accenture PLC - Class A	62,787	12,091,520
Apple, Inc.	445,851	94,984,097
Cognizant Technology Solutions Corp. - Class A	57,002	3,713,110
DXC Technology Co.	27,486	1,532,894
Fortinet, Inc. (b)	14,145	1,135,985
Hewlett Packard Enterprise Co. (a)	139,883	2,010,119
HP, Inc.	155,533	3,272,414
International Business Machines Corp.	88,063	13,054,459
NetApp, Inc. (a)	24,728	1,446,341
Seagate Technology PLC (a)	25,631	1,186,972
Western Digital Corp. (a)	28,421	1,531,608
		135,959,519
Cosmetics/Personal Care - 1.6%
Colgate-Palmolive Co.	85,372	6,124,587
Coty, Inc. - Class A (a)	44,324	483,575
Estee Lauder Cos., Inc. - Class A (a)	21,684	3,993,976
Procter & Gamble Co.	250,957	29,622,964
		40,225,102
Distribution/Wholesale - 0.2%
Copart, Inc. (b)	20,137	1,561,222
Fastenal Co. (a)	56,608	1,743,526
LKQ Corp. (b)	31,343	844,067
WW Grainger, Inc. (a)	4,419	1,286,062
		5,434,877
Diversified Financial Services - 4.4%
Affiliated Managers Group, Inc. (a)	5,093	436,928
Alliance Data Systems Corp.	4,511	707,866
American Express Co.	68,924	8,572,078
Ameriprise Financial, Inc.	13,620	1,981,846
BlackRock, Inc.	11,891	5,561,183
Capital One Financial Corp.	46,575	4,304,462
Cboe Global Markets, Inc.	10,937	1,195,523
Charles Schwab Corp.	118,344	5,114,828
CME Group, Inc. (a)	35,217	6,846,889
Discover Financial Services	32,939	2,955,946
E*TRADE Financial Corp.	24,904	1,215,066
Franklin Resources, Inc. (a)	29,178	952,078
Intercontinental Exchange, Inc.	56,057	4,925,168
Invesco Ltd. (a)	40,376	774,815
Jefferies Financial Group, Inc. (a)	26,044	555,519
MasterCard, Inc. - Class A	90,451	24,627,094
Nasdaq, Inc. (a)(b)	11,275	1,086,572
Raymond James Financial, Inc.	12,575	1,014,425
Synchrony Financial	65,072	2,334,783
T Rowe Price Group, Inc. (a)	23,620	2,678,272
Visa, Inc. - Class A (a)	175,171	31,180,438
Western Union Co. (a)	43,499	913,479
		109,935,258
Electric - 3.0%
AES Corp. (a)	65,152	1,093,902
Alliant Energy Corp. (a)	23,267	1,152,647
Ameren Corp.	24,038	1,819,436
American Electric Power Co., Inc. (a)	48,532	4,261,595
CenterPoint Energy, Inc.	49,258	1,428,975
CMS Energy Corp.	27,844	1,621,078
Consolidated Edison, Inc.	30,718	2,609,801
Dominion Energy, Inc.	79,113	5,877,305
DTE Energy Co.	17,836	2,267,134
Duke Energy Corp.	71,964	6,240,718
Edison International (a)	31,635	2,358,073
Entergy Corp.	17,894	1,889,964
Evergy, Inc.	25,856	1,564,030
Eversource Energy (a)	31,244	2,370,170
Exelon Corp.	95,247	4,291,830
FirstEnergy Corp. (a)	47,991	2,110,164
NextEra Energy, Inc.	47,013	9,739,683
NRG Energy, Inc.	28,342	967,596
Pinnacle West Capital Corp. (a)	10,928	996,852
PPL Corp.	70,899	2,100,737
Public Service Enterprise Group, Inc.	49,722	2,841,612
Sempra Energy (a)	26,858	3,637,379
Southern Co.	101,301	5,693,116
WEC Energy Group, Inc. (a)	31,021	2,651,055
Xcel Energy, Inc. (a)	50,602	3,016,385
		74,601,237
Electrical Components & Equipment - 0.2%
AMETEK, Inc.	22,743	2,038,000
Emerson Electric Co.	61,563	3,994,208
		6,032,208
Electronics - 1.3%
Agilent Technologies, Inc.	31,385	2,178,433
Allegion PLC (a)	9,270	959,816
Amphenol Corp. - Class A	29,696	2,771,231
Flir Systems, Inc. (a)	13,545	672,644
Fortive Corp.	28,901	2,197,921
Garmin Ltd.	11,846	930,977
Honeywell International, Inc.	72,135	12,440,402
Keysight Technologies, Inc. (a)(b)	18,486	1,654,867
Mettler-Toledo International, Inc. (a)(b)	2,496	1,888,848
PerkinElmer, Inc. (a)	10,865	935,694
TE Connectivity Ltd. (a)	33,730	3,116,652
Waters Corp. (a)(b)	7,325	1,542,352
		31,289,837
Engineering & Construction - 0.1%
Fluor Corp.	13,835	449,776
Jacobs Engineering Group, Inc.	11,633	959,839
		1,409,615
Environmental Control - 0.3%
Pentair PLC (a)	15,644	607,144
Republic Services, Inc.	21,262	1,884,876
Waste Management, Inc.	38,564	4,511,988
		7,004,008
Food - 1.2%
Campbell Soup Co. (a)	18,877	780,375
ConAgra Foods, Inc. (a)	47,708	1,377,330
General Mills, Inc. (a)	58,673	3,116,123
Hershey Co. (a)	13,803	2,094,467
Hormel Foods Corp. (a)	26,782	1,097,794
JM Smucker Co. (a)	11,199	1,245,217
Kellogg Co. (a)	24,952	1,452,706
Kroger Co. (a)	78,640	1,664,022
Lamb Weston Holdings, Inc. (a)	14,414	967,468
McCormick & Co., Inc. (a)	12,037	1,908,346
Mondelez International, Inc. - Class A	143,192	7,659,340
Sysco Corp.	46,925	3,217,647
The Kraft Heinz Co.	61,241	1,960,325
Tyson Foods, Inc. - Class A	28,992	2,304,864
		30,846,024
Forest Products & Paper - 0.1%
International Paper Co.	39,759	1,745,818
Gas - 0.1%
Atmos Energy Corp.	11,431	1,246,436
NiSource, Inc. (a)	35,746	1,061,299
		2,307,735
Hand/Machine Tools - 0.1%
Snap-On, Inc. (a)	5,318	811,580
Stanley Black & Decker, Inc. (a)	14,758	2,178,133
		2,989,713
Healthcare-Products - 4.0%
Abbott Laboratories	176,868	15,405,203
ABIOMED, Inc. (b)	4,376	1,218,978
Align Technology, Inc. (a)(b)	7,098	1,484,050
Baxter International, Inc.	47,167	3,960,613
Becton Dickinson and Co.	26,454	6,687,571
Boston Scientific Corp. (b)	136,294	5,787,043
Danaher Corp.	62,076	8,721,678
Dentsply Sirona, Inc.	21,882	1,191,475
Edwards Lifesciences Corp. (b)	20,487	4,360,658
Henry Schein, Inc. (a)(b)	14,861	988,851
Hologic, Inc. (b)	26,539	1,360,124
IDEXX Laboratories, Inc. (b)	8,372	2,361,323
Intuitive Surgical, Inc. (b)	11,233	5,835,656
Medtronic PLC	132,214	13,477,895
ResMed, Inc. (a)	13,972	1,798,196
Stryker Corp.	30,533	6,405,213
Teleflex, Inc.	4,447	1,510,824
The Cooper Cos., Inc.	4,829	1,629,304
Thermo Fisher Scientific, Inc.	39,575	10,989,186
Varian Medical Systems, Inc. (a)(b)	8,976	1,053,513
Zimmer Biomet Holdings, Inc.	20,108	2,717,194
		98,944,548
Healthcare-Services - 2.0%
Anthem, Inc.	25,350	7,468,363
Centene Corp. (b)	40,446	2,106,832
DaVita, Inc. (b)	12,365	740,045
HCA Healthcare, Inc.	26,468	3,533,743
Humana, Inc.	13,336	3,957,458
IQVIA Holdings, Inc. (b)	14,589	2,322,131
Laboratory Corp. of American Holdings (b)	9,853	1,650,575
Quest Diagnostics, Inc.	13,253	1,352,866
UnitedHealth Group, Inc.	96,173	23,948,039
Universal Health Services, Inc. - Class B	8,299	1,251,987
WellCare Health Plans, Inc. (b)	4,892	1,405,227
		49,737,266
Home Builders - 0.1%
DR Horton, Inc.	33,683	1,547,060
Lennar Corp. - Class A	28,800	1,370,016
PulteGroup, Inc.	25,331	798,180
		3,715,256
Home Furnishings - 0.1%
Leggett & Platt, Inc. (a)	12,830	512,815
Whirlpool Corp. (a)	6,164	896,739
		1,409,554
Household Products/Wares - 0.4%
Avery Dennison Corp.	8,407	965,712
Church & Dwight Co., Inc.	24,183	1,824,366
Clorox Co. (a)	12,477	2,028,760
Kimberly-Clark Corp.	33,974	4,608,573
		9,427,411
Housewares - 0.0%
Newell Brands, Inc. (a)	41,892	594,448
Insurance - 4.1%
Aflac, Inc.	74,862	3,940,736
Allstate Corp.	33,835	3,633,879
American International Group, Inc.	87,048	4,873,817
Aon PLC	23,634	4,472,734
Arthur J Gallagher & Co. (a)	17,965	1,624,575
Assurant, Inc.	5,052	572,695
Berkshire Hathaway, Inc. - Class B (b)	194,262	39,907,243
Brighthouse Financial, Inc. (b)	11,562	452,884
Chubb Ltd.	45,230	6,912,953
Cincinnati Financial Corp.	14,780	1,586,337
Everest Re Group Ltd.	3,936	970,775
Hartford Financial Services Group, Inc.	35,289	2,033,705
Lincoln National Corp.	20,974	1,370,441
Loews Corp.	27,215	1,457,091
Marsh & McLennan Cos., Inc.	49,592	4,899,690
MetLife, Inc.	96,881	4,787,859
Principal Financial Group, Inc. (a)	25,839	1,499,696
Progressive Corp. (a)	57,306	4,640,640
Prudential Financial, Inc.	40,501	4,103,156
Torchmark Corp.	9,982	911,556
Travelers Cos., Inc. (a)	25,963	3,806,695
Unum Group	21,358	682,388
Willis Towers Watson PLC	12,794	2,497,645
		101,639,190
Internet - 9.4%
Alphabet, Inc. - Class A (b)	30,010	36,558,182
Alphabet, Inc. - Class C (b)	30,719	37,375,193
Amazon.com, Inc. (b)	41,318	77,131,616
Booking Holdings, Inc. (b)	4,366	8,236,939
eBay, Inc.	85,066	3,503,869
Expedia Group, Inc.	11,552	1,533,412
F5 Networks, Inc. (b)	5,926	869,463
Facebook, Inc. - Class A (b)	240,483	46,709,013
Netflix, Inc. (b)	43,785	14,142,117
Symantec Corp.	62,895	1,356,016
TripAdvisor, Inc. (a)(b)	9,965	439,955
Twitter, Inc. (b)	71,244	3,014,334
VeriSign, Inc. (b)	10,502	2,216,867
		233,086,976
Iron/Steel - 0.1%
Nucor Corp.	30,784	1,674,034
Leisure Time - 0.2%
Carnival Corp.	39,413	1,861,476
Harley-Davidson, Inc. (a)	16,023	573,303
Norwegian Cruise Line Holdings Ltd. (b)	21,689	1,072,304
Royal Caribbean Cruises Ltd. (a)	16,901	1,966,262
		5,473,345
Lodging - 0.4%
Hilton Worldwide Holdings, Inc.	29,101	2,809,701
Marriott International, Inc. - Class A (a)	27,829	3,869,901
MGM Resorts International	49,348	1,481,427
Wynn Resorts Ltd. (a)	9,626	1,252,054
		9,413,083
Machinery-Construction & Mining - 0.3%
Caterpillar, Inc. (a)	56,923	7,495,051
Machinery-Diversified - 0.7%
Cummins, Inc.	14,508	2,379,312
Deere & Co. (a)	31,602	5,234,872
Dover Corp.	14,405	1,395,124
Flowserve Corp. (a)	12,863	643,536
Rockwell Automation, Inc.	11,717	1,883,859
Roper Technologies, Inc.	10,042	3,651,773
Wabtec Corp. (a)	21,013	1,632,290
Xylem, Inc. (a)	17,670	1,418,724
		18,239,490
Media - 2.6%
CBS Corp. - Class B	33,228	1,711,574
Charter Communications, Inc. - Class A (b)	17,267	6,654,357
Comcast Corp. - Class A	447,184	19,304,933
Discovery, Inc. (a)(b)	35,402	999,753
Discovery, Inc. - Class A (b)	15,422	467,441
DISH Network Corp. - Class A (a)(b)	22,528	762,798
FOX Corp. - Class A (a)	34,295	1,279,889
FOX Corp. - Class A	15,635	581,622
News Corp.	12,187	164,037
News Corp. - Class A (a)	37,892	498,659
Viacom, Inc. - Class B	34,747	1,054,571
Walt Disney Co.	222,674	31,844,609
		65,324,243
Mining - 0.2%
Freeport-McMoRan, Inc.	142,711	1,578,383
Newmont Goldcorp Corp.	88,388	3,227,930
		4,806,313
Miscellaneous Manufacturing - 1.4%
3M Co.	57,245	10,001,847
AO Smith Corp. (a)	14,076	639,754
Eaton Corp. PLC (a)	42,533	3,495,787
General Electric Co.	857,334	8,959,140
Illinois Tool Works, Inc. (a)	29,990	4,625,358
Ingersoll-Rand PLC	24,140	2,985,152
Parker-Hannifin Corp.	12,974	2,271,488
Textron, Inc.	23,793	1,172,995
		34,151,521
Office/Business Equipment - 0.0%
Xerox Corp. (a)	20,240	649,704
Oil & Gas - 4.0%
Anadarko Petroleum Corp.	49,635	3,656,114
Apache Corp. (a)	37,230	909,156
Cabot Oil & Gas Corp. (a)	42,367	811,752
Chevron Corp. (a)	191,001	23,514,133
Cimarex Energy Co.	9,312	471,839
Concho Resources, Inc. (a)	19,591	1,913,649
ConocoPhillips	113,138	6,684,193
Devon Energy Corp.	45,787	1,236,249
Diamondback Energy, Inc.	15,235	1,575,756
EOG Resources, Inc.	57,067	4,899,202
Exxon Mobil Corp.	424,223	31,545,222
Helmerich & Payne, Inc. (a)	10,701	531,626
HESS Corp. (a)	24,496	1,588,321
HollyFrontier Corp.	15,622	777,507
Marathon Oil Corp.	81,781	1,150,659
Marathon Petroleum Corp.	67,940	3,831,136
Noble Energy, Inc. (a)	47,274	1,043,810
Occidental Petroleum Corp. (a)	74,394	3,820,876
Phillips 66	41,726	4,279,418
Pioneer Natural Resources Co.	16,716	2,307,477
Valero Energy Corp.	41,731	3,557,568
		100,105,663
Oil & Gas Services - 0.4%
Baker Hughes a GE Co. (a)	50,177	1,273,994
Halliburton Co. (a)	86,137	1,981,151
National Oilwell Varco, Inc. (a)	37,754	899,300
Schlumberger Ltd. (a)	136,369	5,450,669
TechnipFMC PLC (a)	41,818	1,151,668
		10,756,782
Packaging & Containers - 0.3%
Amcor PLC (a)(b)	162,370	1,721,122
Ball Corp. (a)	33,297	2,380,070
Packaging Corp. of America (a)	9,229	931,852
Sealed Air Corp.	15,436	645,070
WestRock Co.	24,969	900,133
		6,578,247
Pharmaceuticals - 5.4%
AbbVie, Inc.	146,050	9,729,851
Allergan PLC	31,139	4,997,809
AmerisourceBergen Corp.	15,429	1,344,637
Bristol-Myers Squibb Co. (a)	160,761	7,139,396
Cardinal Health, Inc.	29,321	1,340,849
Cigna Corp.	37,439	6,361,635
CVS Health Corp.	127,450	7,120,631
Eli Lilly & Co. (a)	91,207	9,937,003
Johnson & Johnson	264,038	34,383,028
McKesson Corp.	19,226	2,671,453
Merck & Co., Inc.	256,003	21,245,689
Mylan NV (b)	50,722	1,060,090
Perrigo Co PLC (a)	12,278	663,135
Pfizer, Inc.	549,615	21,347,047
Zoetis, Inc.	47,322	5,436,825
		134,779,078
Pipelines - 0.4%
Kinder Morgan, Inc.	187,409	3,864,374
ONEOK, Inc. (a)	40,495	2,837,890
Williams Cos., Inc. (a)	119,229	2,937,802
		9,640,066
Real Estate Management/Services - 0.1%
CBRE Group, Inc. - Class A (b)	31,137	1,650,572
Retail - 5.6%
Advance Auto Parts, Inc. (a)	6,990	1,052,974
AutoZone, Inc. (b)	2,509	2,817,707
Best Buy Co., Inc.	23,010	1,760,955
CarMax, Inc. (a)(b)	17,144	1,504,557
Chipotle Mexican Grill, Inc. (a)(b)	2,452	1,950,640
Costco Wholesale Corp.	44,529	12,273,528
Darden Restaurants, Inc. (a)	12,212	1,484,491
Dollar General Corp.	25,813	3,459,458
Dollar Tree, Inc. (a)(b)	23,420	2,382,985
Foot Locker, Inc. (a)	11,285	463,362
Gap, Inc. (a)	20,974	408,993
Genuine Parts Co. (a)	14,437	1,402,121
Home Depot, Inc.	111,247	23,772,371
Kohl's Corp. (a)	16,195	872,263
L Brands, Inc. (a)	22,462	582,889
Lowe's Cos., Inc.	79,133	8,024,086
Macy's, Inc.	30,155	685,423
McDonald's Corp.	75,967	16,007,766
Nordstrom, Inc. (a)	11,201	370,865
O'Reilly Automotive, Inc. (b)	7,768	2,957,744
Ross Stores, Inc.	36,622	3,883,031
Starbucks Corp.	122,246	11,575,474
Target Corp.	51,332	4,435,085
Tiffany & Co. (a)	10,660	1,001,187
TJX Cos., Inc.	121,894	6,650,537
Tractor Supply Co.	12,060	1,312,249
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	5,484	1,915,287
Walgreens Boots Alliance, Inc. (a)	79,205	4,315,880
Walmart, Inc.	140,160	15,470,861
Yum! Brands, Inc.	30,663	3,450,201
		138,244,970
Savings & Loans - 0.1%
Advanced Micro Devices, Inc. (a)(b)	86,656	2,638,675
People's United Financial, Inc. (a)	37,073	608,739
		3,247,414
Semiconductors - 3.8%
Analog Devices, Inc.	36,382	4,273,430
Applied Materials, Inc.	93,892	4,635,448
Broadcom, Inc.	39,190	11,364,708
Intel Corp.	445,164	22,503,040
IPG Photonics Corp. (a)(b)	3,445	451,329
KLA Corp.	16,293	2,221,062
Lam Research Corp. (a)	15,188	3,168,369
Maxim Integrated Products, Inc.	27,258	1,613,401
Microchip Technology, Inc. (a)	23,310	2,200,930
Micron Technology, Inc. (a)(b)	110,420	4,956,754
NVIDIA Corp.	60,087	10,137,879
Qorvo, Inc. (b)	12,272	899,415
QUALCOMM, Inc.	119,350	8,731,646
Skyworks Solutions, Inc.	17,361	1,480,546
Texas Instruments, Inc.	92,873	11,610,054
Xilinx, Inc.	24,931	2,847,369
		93,095,380
Shipbuilding - 0.0%
Huntington Ingalls Industries, Inc.	4,220	963,426
Software - 7.6%
Activision Blizzard, Inc.	74,994	3,655,208
Adobe Systems, Inc. (b)	48,043	14,358,131
Akamai Technologies, Inc. (b)	16,026	1,412,371
ANSYS, Inc. (b)	8,172	1,659,897
Autodesk, Inc. (b)	21,617	3,375,927
Broadridge Financial Solutions, Inc.	11,423	1,452,092
Cadence Design System, Inc. (b)	27,638	2,042,725
Cerner Corp.	32,332	2,316,588
Citrix Systems, Inc. (a)	12,505	1,178,471
Electronic Arts, Inc. (b)	29,756	2,752,430
Fidelity National Information Services, Inc. (a)	32,183	4,288,385
Fiserv, Inc. (a)(b)	39,152	4,127,795
Intuit, Inc.	25,417	7,048,388
Jack Henry & Associates, Inc. (a)	7,558	1,055,853
Microsoft Corp.	766,885	104,503,419
MSCI, Inc.	8,506	1,932,903
Oracle Corp.	251,059	14,134,622
Paychex, Inc.	31,446	2,611,590
Salesforce.com, Inc. (b)	77,860	12,029,370
Synopsys, Inc. (b)	14,624	1,941,482
Take-Two Interactive Software, Inc. (b)	11,208	1,373,204
		189,250,851
Telecommunications - 3.3%
Arista Networks, Inc. (a)(b)	5,046	1,379,829
AT&T, Inc.	731,657	24,912,921
CenturyLink, Inc. (a)	93,664	1,132,398
Cisco Systems, Inc.	435,731	24,139,497
Corning, Inc. (a)	78,702	2,420,086
Juniper Networks, Inc.	34,006	918,842
Motorola Solutions, Inc.	16,075	2,667,807
T-Mobile US, Inc. (b)	31,646	2,523,136
Verizon Communications, Inc.	414,681	22,919,419
		83,013,935
Textiles - 0.0%
Mohawk Industries, Inc. (a)(b)	6,109	761,731
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	11,396	1,380,739
Mattel, Inc. (a)(b)	33,888	494,765
		1,875,504
Transportation - 1.6%
CH Robinson Worldwide, Inc. (a)	13,477	1,128,429
CSX Corp. (a)	76,563	5,390,035
Expeditors International of Washington, Inc.	16,992	1,297,339
FedEx Corp.	23,753	4,050,599
JB Hunt Trasport Services, Inc. (a)	8,455	865,539
Kansas City Southern	9,913	1,226,635
Norfolk Southern Corp.	26,760	5,114,371
Union Pacific Corp.	71,476	12,862,106
United Parcel Service, Inc. - Class B (a)	68,383	8,169,717
		40,104,770
Water - 0.1%
American Water Works Co., Inc. (a)	17,736	2,035,738
TOTAL COMMON STOCKS (Cost $2,264,173,860)		2,403,995,408

REAL ESTATE INVESTMENT TRUSTS - 2.9%
Alexandria Real Estate Equities, Inc.	10,588	1,549,660
American Tower Corp. (a)	43,326	9,168,648
Apartment Investment & Management Co.	15,116	748,847
AvalonBay Communities, Inc. (a)	13,652	2,850,401
Boston Properties, Inc. (a)	15,250	2,027,487
Crown Castle International Corp.	40,878	5,447,402
Digital Realty Trust, Inc. (a)	20,281	2,319,335
Duke Realty Corp.	35,258	1,175,149
Equinix, Inc.	8,206	4,120,233
Equity Residential	36,253	2,859,999
Essex Property Trust, Inc.	6,479	1,958,083
Extra Space Storage, Inc.	12,392	1,392,737
Federal Realty Investment Trust	7,301	963,805
HCP, Inc. (a)	46,979	1,500,039
Host Hotels & Resorts, Inc. (a)	73,040	1,270,166
Iron Mountain, Inc. (a)	28,182	828,833
Kimco Realty Corp. (a)	41,367	794,660
Macerich Co. (a)	10,458	345,637
Mid-America Apartment Communities, Inc.	11,205	1,320,397
Prologis, Inc.	61,932	4,992,338
Public Storage (a)	14,675	3,562,503
Realty Income Corp.	29,110	2,014,703
Regency Centers Corp.	16,517	1,101,684
SBA Communications Corp. (b)	11,021	2,704,664
Simon Property Group, Inc. (a)	30,438	4,937,044
SL Green Realty Corp.	8,300	672,964
UDR, Inc.	26,999	1,243,574
Ventas, Inc.	34,973	2,353,333
Vornado Realty Trust	17,034	1,095,627
Welltower, Inc. (a)	37,055	3,080,012
Weyerhaeuser Co. (a)	73,720	1,873,225
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $67,827,341)		72,273,189

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account 2.24% (c)	4,155,928	4,155,928
TOTAL SHORT-TERM INVESTMENTS (Cost $4,155,928)		4,155,928

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.9%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	319,617,176	319,617,176
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $319,617,176)		319,617,176

Total Investments (Cost $2,655,774,305) - 112.8%		2,800,041,701
Liabilities in Excess of Other Assets - (12.8)%		(318,627,689)
TOTAL NET ASSETS - 100.0%		$2,481,414,012

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $309,931,602 or 12.5% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,405,868,633	$ -	$ -	$ -	$ 2,405,868,633
Real Estate Investment Trusts	70,399,964	-	-	-	70,399,964
Short-Term Investments	4,155,928	-	-	-	$ 4,155,928
Investments Purchased with Proceeds from Securities Lending	-	-	-	319,617,176	319,617,176
Total Investments in Securities	$ 2,480,424,525	$ -	$ -	$ 319,617,176	$ 2,800,041,701
^ See Schedule of Investments for sector breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 86.1%
Aerospace/Defense - 0.6%
Teledyne Technologies, Inc. (b)	14,140	$4,118,699
Airlines - 0.3%
JetBlue Airways Corp. (b)	119,617	2,300,235
Apparel - 0.8%
Carter's, Inc. (a)	17,773	1,653,245
Deckers Outdoor Corp. (b)	11,378	1,778,154
Skechers U.S.A, Inc. - Class A (b)	52,093	1,976,408
		5,407,807
Auto Parts & Equipment - 0.5%
Adient PLC - ADR (a)	33,952	806,360
Dana, Inc.	55,948	934,891
Delphi Technologies PLC	34,545	647,373
Visteon Corp. (a)(b)	11,036	727,052
		3,115,676
Banks - 7.0%
Associated Banc-Corp.	64,127	1,389,632
BancorpSouth Bank	35,406	1,058,285
Bank of Hawaii Corp. (a)	16,096	1,372,184
Bank OZK (a)	47,175	1,442,611
Cathay General Bancorp	29,854	1,111,166
Chemical Financial Corp.	27,900	1,172,916
Commerce Bancshares, Inc.	38,523	2,343,354
Cullen Frost Bankers, Inc. (a)	24,585	2,334,100
East West Bancorp, Inc.	56,575	2,716,166
First Financial Bankshares, Inc. (b)	52,938	1,733,720
First Horizon National Corp. (a)	124,182	2,036,585
FNB Corp/PA	126,629	1,525,879
Fulton Financial Corp.	66,303	1,127,151
Hancock Whitney Corp.	33,444	1,388,595
Home BancShares, Inc. (b)	60,566	1,191,333
International Bancshares Corp.	21,253	799,750
PacWest Bancorp	47,141	1,821,057
Pinnacle Financial Partners, Inc. (a)	28,450	1,728,053
Prosperity Bancshares, Inc. (a)	25,894	1,796,785
Signature Bank (a)	21,509	2,741,537
Synovus Financial Corp.	62,111	2,370,777
TCF Financial Corp.	63,999	1,368,299
Texas Capital Bancshares, Inc. (a)(b)	19,613	1,234,246
Trustmark Corp. (a)	25,436	903,995
UMB Financial Corp. (a)	17,233	1,176,325
Umpqua Holdings Corp.	85,993	1,501,438
United Bankshares, Inc. (a)	39,848	1,497,886
Valley National Bancorp (a)	129,541	1,445,678
Webster Financial Corp.	36,013	1,836,663
Wintrust Financial Corp.	22,063	1,578,387
		47,744,553
Beverages - 0.2%
The Boston Beer Co., Inc. (a)(b)	3,404	1,335,457
Biotechnology - 0.8%
Bio-Rad Laboratories, Inc. - Class A (b)	7,858	2,474,484
Exelixis, Inc. (b)	117,112	2,490,972
Ligand Pharmaceuticals, Inc. (a)(b)	7,983	730,525
		5,695,981
Building Materials - 1.5%
Eagle Materials, Inc.	17,924	1,483,749
Lennox International, Inc. (a)	14,009	3,593,028
Louisiana-Pacific Corp.	48,173	1,259,242
MDU Resources Group, Inc.	76,530	2,046,412
Trex Co, Inc. (a)(b)	22,984	1,878,942
		10,261,373
Chemicals - 2.6%
Ashland Global Holdings, Inc.	24,434	1,942,014
Cabot Corp.	23,231	1,038,890
Ingevity Corp. (a)(b)	16,244	1,600,684
Minerals Technologies, Inc.	13,761	732,773
NewMarket Corp. (a)	3,410	1,437,690
OLIN Corp. (a)	64,349	1,291,485
PolyOne Corp.	30,341	994,275
RPM International, Inc.	51,375	3,484,766
Sensient Technologies Corp. (a)	16,517	1,125,964
Valvoline, Inc.	73,426	1,482,471
Versum Materials, Inc.	42,581	2,213,360
		17,344,372
Commercial Services - 4.9%
Aaron's, Inc. (a)	26,238	1,654,306
Adtalem Global Education, Inc. (a)(b)	22,561	1,068,715
ASGN, Inc. (b)	20,556	1,296,056
Avis Budget Group, Inc. (b)	24,850	904,291
CoreLogic, Inc. (b)	31,266	1,424,792
Graham Holdings Co. - Class B	1,711	1,270,811
Green Dot Corp. (b)	18,589	942,276
Healthcare Services Group, Inc. (a)	28,804	688,704
HealthEquity, Inc. (a)(b)	21,196	1,737,648
Insperity, Inc.	14,545	1,546,861
LiveRamp Holdings, Inc. (a)(b)	26,638	1,403,556
ManpowerGroup, Inc.	23,563	2,152,480
MarketAxess Holdings, Inc. (a)	14,720	4,961,229
Sabre Corp. (a)	107,465	2,526,502
Service Corp. International	70,753	3,264,543
Sotheby's (b)	12,855	767,572
The Brink's Co.	19,372	1,746,579
Weight Watchers International, Inc. (b)	15,169	328,409
WEX, Inc. (b)	16,827	3,669,464
		33,354,794
Computers - 2.0%
CACI International, Inc. - Class A (b)	9,702	2,087,385
Leidos Holdings, Inc.	57,044	4,683,312
Maximus, Inc.	24,894	1,829,958
NCR Corp. (b)	46,423	1,569,562
NetScout Systems, Inc. (a)(b)	27,338	711,881
Perspecta, Inc.	54,876	1,280,257
Science Applications International Corp.	19,861	1,695,534
		13,857,889
Distribution/Wholesale - 0.9%
Pool Corp.	15,376	2,911,753
Resideo Technologies, Inc. (b)	47,983	904,960
Watsco, Inc.	12,544	2,039,905
		5,856,618
Diversified Financial Services - 2.6%
Deluxe Corp.	17,057	761,083
Eaton Vance Corp. (a)	44,946	2,000,097
Evercore, Inc.	16,008	1,382,611
Federated Investors, Inc. - Class B (a)	37,364	1,298,399
Interactive Brokers Group, Inc. (a)	29,307	1,502,277
Janus Henderson Group PLC (a)	64,389	1,292,287
Legg Mason, Inc.	33,385	1,257,279
LendingTree, Inc. (a)(b)	2,909	938,269
Navient Corp.	84,916	1,201,562
SEI Investments Co.	50,380	3,002,144
SLM Corp.	170,454	1,552,836
Stifel Financial Corp. (a)	28,062	1,678,388
		17,867,232
Electric - 2.0%
ALLETE, Inc.	20,113	1,748,825
Black Hills Corp.	21,084	1,668,799
Hawaiian Electric Industries, Inc.	42,511	1,904,493
IDACORP, Inc.	19,671	2,007,622
NorthWestern Corp.	19,656	1,374,348
OGE Energy Corp. (a)	77,937	3,347,394
PNM Resources, Inc.	31,088	1,544,141
		13,595,622
Electrical Components & Equipment - 1.9%
Acuity Brands, Inc.	15,579	2,091,013
Belden, Inc.	15,379	699,129
Energizer Holdings, Inc. (a)	24,825	1,044,636
EnerSys	16,805	1,144,589
Hubbell, Inc.	21,309	2,767,613
Littelfuse, Inc. (a)	9,656	1,631,478
Universal Display Corp.	16,559	3,495,274
		12,873,732
Electronics - 3.3%
Arrow Electronics, Inc. (b)	33,150	2,407,022
AVNET, Inc.	42,322	1,922,265
Gentex Corp.	101,160	2,773,807
Jabil, Inc.	54,940	1,696,547
National Instruments Corp.	43,863	1,831,719
nVent Electric PLC	62,938	1,560,233
SYNNEX Corp.	16,189	1,595,264
Tech Data Corp. (a)(b)	14,572	1,476,726
Trimble, Inc. (a)(b)	98,156	4,148,073
Vishay Intertechnology, Inc.	51,608	877,336
Woodward, Inc.	21,807	2,443,256
		22,732,248
Energy-Alternate Sources - 0.3%
First Solar, Inc. (a)(b)	29,485	1,901,488
Engineering & Construction - 1.4%
AECOM (b)	60,911	2,189,750
Dycom Industries, Inc. (b)	12,279	677,310
EMCOR Group, Inc.	21,857	1,844,512
Fluor Corp.	54,466	1,770,690
Granite Construction, Inc. (a)	18,225	646,988
KBR, Inc.	55,029	1,451,665
MasTec, Inc. (a)(b)	24,032	1,233,322
		9,814,237
Entertainment - 1.9%
Churchill Downs, Inc.	13,833	1,655,119
Cinemark Holdings, Inc. (a)	41,565	1,659,275
Eldorado Resorts, Inc. (a)(b)	25,381	1,145,191
International Speedway Corp.	9,280	418,342
Live Nation Entertainment, Inc. (a)(b)	53,966	3,888,790
Marriott Vacations Worldwide Corp. (a)	15,353	1,569,537
Penn National Gaming, Inc. (b)	41,492	809,924
Scientific Games Corp. (a)(b)	21,612	441,965
Six Flags Entertainment Corp.	27,894	1,473,640
		13,061,783
Environmental Control - 0.5%
Clean Harbors, Inc. (b)	19,834	1,543,284
Stericycle, Inc. (a)(b)	33,272	1,529,181
		3,072,465
Food - 1.7%
Flowers Foods, Inc.	71,599	1,696,896
Hain Celestial Group, Inc. (b)	34,953	760,927
Ingredion, Inc.	26,021	2,011,163
Lancaster Colony Corp. (a)	7,630	1,188,907
Post Holdings, Inc. (b)	26,038	2,791,795
Sanderson Farms, Inc. (a)	7,616	997,848
Sprouts Farmers Market, Inc. (a)(b)	48,434	819,988
Tootsie Roll Industries, Inc. (a)	7,437	277,846
TreeHouse Foods, Inc. (b)	21,854	1,296,816
		11,842,186
Forest Products & Paper - 0.2%
DOMTAR Corp.	24,557	1,042,445
Gas - 1.8%
National Fuel Gas Co. (a)	33,667	1,607,263
New Jersey Resources Corp.	34,641	1,727,547
ONE Gas, Inc.	20,523	1,871,287
Southwest Gas Holdings, Inc.	20,728	1,842,926
Spire, Inc.	19,815	1,632,954
UGI Corp. (a)	67,838	3,465,843
		12,147,820
Hand/Machine Tools - 1.0%
Colfax Corp. (a)(b)	37,095	1,026,790
Kennametal, Inc.	32,098	1,109,949
Lincoln Electric Holdings, Inc. (a)	24,685	2,086,376
MSA Safety, Inc. (a)	13,693	1,442,557
Regal Beloit Corp.	16,700	1,329,654
		6,995,326
Healthcare-Products - 4.3%
Avanos Medical, Inc. (a)(b)	18,519	754,094
Bio-Techne Corp.	14,752	3,100,133
Cantel Medical Corp. (a)	14,176	1,308,161
Globus Medical, Inc. (b)	29,719	1,354,592
Haemonetics Corp. (b)	19,906	2,430,124
Hill-Rom Holdings, Inc.	26,020	2,774,773
ICU Medical, Inc. (a)(b)	6,480	1,648,771
Inogen, Inc. (a)(b)	6,982	429,393
Integra LifeSciences Holdings Corp. (b)	27,618	1,750,705
Masimo Corp. (b)	19,095	3,014,146
NuVasive, Inc. (b)	20,160	1,342,656
Patterson Cos., Inc. (a)	32,250	638,550
STERIS PLC	33,016	4,914,762
West Pharmaceutical Services, Inc.	28,961	3,975,476
		29,436,336
Healthcare-Services - 2.8%
Acadia Healthcare Co., Inc. (a)(b)	34,530	1,102,888
Amedisys, Inc. (b)	11,377	1,568,775
Catalent, Inc. (a)(b)	56,831	3,210,383
Charles River Laboratories International, Inc. (b)	18,832	2,533,657
Chemed Corp.	6,239	2,529,228
Encompass Health Corp.	38,540	2,460,394
MEDNAX, Inc. (b)	34,314	843,095
Molina Healthcare, Inc. (b)	24,387	3,238,106
Syneos Health, Inc. (b)	23,774	1,214,614
		18,701,140
Home Builders - 1.4%
KB Home	33,031	867,724
NVR, Inc. (a)(b)	1,342	4,487,836
Thor Industries, Inc. (a)	20,416	1,216,794
Toll Brothers, Inc.	52,360	1,883,389
TRI Pointe Group, Inc. (a)(b)	55,295	756,989
		9,212,732
Home Furnishings - 0.2%
Tempur Sealy International, Inc. (a)(b)	17,924	1,437,863
Household Products/Wares - 0.2%
Helen of Troy Ltd. (a)(b)	9,999	1,482,652
Housewares - 0.7%
Scotts Miracle-Gro Co. - Class A (a)	15,339	1,720,729
Toro Co.	41,427	3,016,714
Tupperware Brands Corp.	18,993	290,783
		5,028,226
Insurance - 5.2%
Alleghany Corp. (b)	5,649	3,873,689
American Financial Group, Inc.	27,544	2,819,955
Brighthouse Financial, Inc. (b)	45,538	1,783,724
Brown & Brown, Inc.	90,595	3,255,078
CNO Financial Group, Inc.	62,712	1,060,460
First American Financial Corp.	43,504	2,515,401
Hanover Insurance Group, Inc.	15,838	2,054,347
Kemper Corp.	23,761	2,091,443
Mercury General Corp.	10,597	600,956
Old Republic International Corp.	111,070	2,533,507
Primerica, Inc.	16,617	2,038,740
Reinsurance Group of America, Inc.	24,513	3,822,067
RenaissanceRe Holdings Ltd.	16,482	2,985,714
WR Berkley Corp. (a)	56,424	3,915,261
		35,350,342
Internet - 0.2%
Cars.com, Inc. (a)(b)	24,202	459,838
Yelp, Inc. (a)(b)	27,742	972,357
		1,432,195
Iron/Steel - 0.8%
Allegheny Technologies, Inc. (b)	49,049	1,067,797
Carpenter Technology Corp.	18,490	832,235
Reliance Steel & Aluminum Co.	26,187	2,617,390
United States Steel Corp. (a)	67,602	1,016,058
		5,533,480
Leisure Time - 0.6%
Brunswick Corp. (a)	33,970	1,669,965
Polaris Industries, Inc. (a)	22,368	2,117,579
		3,787,544
Lodging - 1.1%
Boyd Gaming Corp.	31,189	826,197
Caesars Entertainment Corp. (a)(b)	227,503	2,693,635
Wyndham Destinations, Inc.	36,876	1,735,385
Wyndham Hotels & Resorts, Inc.	38,211	2,160,832
		7,416,049
Machinery-Construction & Mining - 0.5%
Oshkosh Corp.	27,337	2,284,553
Terex Corp.	24,181	736,312
		3,020,865
Machinery-Diversified - 2.9%
AGCO Corp.	25,085	1,931,545
Cognex Corp. (a)	66,669	2,934,103
Crane Co.	19,825	1,659,353
Curtiss-Wright Corp.	16,700	2,119,397
Graco, Inc. (a)	64,515	3,101,881
IDEX Corp.	29,577	4,975,443
Nordson Corp. (a)	20,143	2,853,457
		19,575,179
Media - 2.0%
AMC Networks, Inc. - Class A (a)(b)	17,468	932,442
Cable One, Inc. (a)	1,939	2,359,375
FactSet Research Systems, Inc.	14,845	4,116,519
John Wiley & Sons, Inc. - Class A	17,655	803,479
Meredith Corp. (a)	15,614	856,584
TEGNA, Inc.	84,217	1,279,256
The New York Times Co. (a)	55,411	1,977,064
World Wrestling Entertainment, Inc. (a)	17,052	1,241,045
		13,565,764
Metal Fabricate/Hardware - 0.4%
The Timken Co.	26,621	1,216,846
Valmont Industries, Inc.	8,572	1,179,507
Worthington Industries, Inc.	15,324	616,331
		3,012,684
Mining - 0.5%
Compass Minerals International, Inc. (a)	13,229	738,839
Royal Gold, Inc. (a)	25,573	2,926,830
		3,665,669
Miscellaneous Manufacturing - 1.7%
AptarGroup, Inc. (a)	24,560	2,972,251
Carlisle Cos., Inc.	22,358	3,224,247
Donaldson Co., Inc. (a)	49,908	2,492,905
ITT, Inc.	34,118	2,129,645
Trinity Industries, Inc. (a)	52,046	1,020,102
		11,839,150
Office Furnishings - 0.2%
Herman Miller, Inc.	22,996	1,042,639
HNI Corp.	16,985	581,566
		1,624,205
Office/Business Equipment - 0.7%
Zebra Technologies Corp. - Class A (a)(b)	21,030	4,435,017
Oil & Gas - 1.3%
Callon Petroleum Co. (a)(b)	88,933	437,550
EQT Corp. (a)	99,419	1,502,221
Matador Resources Co. (a)(b)	40,431	712,799
Murphy Oil Corp. (a)	63,487	1,526,227
Murphy USA, Inc. (b)	11,714	1,035,049
Oasis Petroleum, Inc. (a)(b)	105,487	513,722
PBF Energy, Inc. - Class A	46,772	1,306,342
QEP Resources, Inc. (b)	92,232	456,548
WPX Energy, Inc. (a)(b)	154,231	1,610,172
		9,100,630
Oil & Gas Services - 0.4%
Apergy Corp. (b)	30,191	982,113
McDermott International, Inc. (b)	70,548	452,918
NOW, Inc. (b)	42,326	518,494
Oceaneering International, Inc. (b)	38,578	596,030
		2,549,555
Packaging & Containers - 0.7%
Greif, Inc.	10,240	357,990
Owens-Illinois, Inc.	59,944	1,017,250
Silgan Holdings, Inc.	30,170	906,910
Sonoco Products Co. (a)	38,995	2,340,870
		4,623,020
Pharmaceuticals - 0.4%
PRA Health Sciences, Inc. (a)(b)	23,029	2,300,827
Prestige Consumer Healthcare, Inc. (a)(b)	20,226	699,820
		3,000,647
Pipelines - 0.2%
Equitrans Midstream Corp. (a)	79,376	1,316,848
Real Estate Management/Services - 0.4%
Jones Lang LaSalle, Inc.	17,812	2,595,030
Retail - 4.2%
AutoNation, Inc. (a)(b)	22,504	1,095,495
Brinker International, Inc. (a)	14,645	583,603
Casey's General Stores, Inc. (a)	14,291	2,313,856
Cracker Barrel Old Country Store, Inc. (a)	9,387	1,630,616
Dick's Sporting Goods, Inc. (a)	28,789	1,070,087
Dillard's, Inc. - Class A (a)	7,221	525,544
Domino's Pizza, Inc. (a)	16,027	3,919,082
Dunkin' Brands Group, Inc. (a)	32,261	2,586,042
Five Below, Inc. (b)	21,761	2,556,047
Jack in the Box, Inc. (a)	10,084	724,334
MSC Industrial Direct Co., Inc.	17,620	1,251,901
Nu Skin Enterprises, Inc. - Class A	21,617	864,248
Ollie's Bargain Outlet Holdings, Inc. (b)	20,131	1,704,894
Papa John's International, Inc. (a)	8,783	390,141
Sally Beauty Holdings, Inc. (a)(b)	47,040	646,330
Texas Roadhouse, Inc.	26,022	1,437,195
The Cheesecake Factory, Inc. (a)	16,280	701,342
The Wendy's Co.	70,987	1,291,253
Williams-Sonoma, Inc. (a)	31,291	2,086,484
World Fuel Services Corp.	26,225	1,023,824
		28,402,318
Savings & Loans - 0.8%
New York Community Bancorp, Inc. (a)	182,364	2,102,657
Sterling Bancorp	82,999	1,813,528
Washington Federal, Inc.	31,661	1,158,159
		5,074,344
Semiconductors - 2.4%
Cirrus Logic, Inc. (b)	23,078	1,131,976
Cree, Inc. (b)	40,285	2,504,921
Cypress Semiconductor Corp.	141,990	3,261,510
Monolithic Power Systems, Inc. (a)	15,413	2,283,590
Semtech Corp. (b)	25,691	1,358,283
Silicon Laboratories, Inc. (a)(b)	16,821	1,887,485
Teradyne, Inc.	67,767	3,776,655
		16,204,420
Software - 3.7%
ACI Worldwide, Inc. (a)(b)	45,324	1,521,073
Allscripts Healthcare Solutions, Inc. (a)(b)	66,854	688,596
Blackbaud, Inc. (a)	18,954	1,724,814
CDK Global, Inc.	48,672	2,524,617
Covetrus, Inc. (a)(b)	37,329	883,577
Fair Isaac Corp. (b)	11,354	3,944,607
J2 Global, Inc. (a)	18,077	1,610,480
Manhattan Associates, Inc. (b)	25,371	2,156,281
Medidata Solutions, Inc. (b)	24,313	2,221,479
PTC, Inc. (b)	41,666	2,824,122
Teradata Corp. (a)(b)	45,776	1,676,317
Tyler Technologies, Inc. (b)	14,949	3,488,349
		25,264,312
Telecommunications - 1.2%
Ciena Corp. (b)	56,135	2,538,425
InterDigital, Inc.	12,738	820,709
LogMeIn, Inc.	19,838	1,507,093
Plantronics, Inc. (a)	12,795	491,328
Telephone & Data Systems, Inc.	36,589	1,183,288
ViaSat, Inc. (a)(b)	22,186	1,810,156
		8,350,999
Toys/Games/Hobbies - 0.3%
Mattel, Inc. (a)(b)	134,780	1,967,788
Transportation - 2.3%
Genesee & Wyoming, Inc. (b)	21,975	2,413,075
Kirby Corp. (b)	21,037	1,648,459
Knight-Swift Transportation Holdings, Inc. (a)	48,613	1,742,290
Landstar System, Inc. (a)	15,670	1,743,601
Old Dominion Freight Line, Inc. (a)	25,347	4,232,442
Ryder System, Inc.	20,743	1,104,772
Werner Enterprises, Inc. (a)	17,057	565,439
XPO Logistics, Inc. (a)(b)	35,991	2,428,673
		15,878,751
Trucking & Leasing - 0.2%
GATX Corp. (a)	14,291	1,098,406
Water - 0.5%
Aqua America, Inc. (a)	82,198	3,448,206
TOTAL COMMON STOCKS (Cost $563,689,868)		585,772,404

EXCHANGE TRADED FUNDS - 4.2%
iShares Core S&P Mid-Cap ETF	146,643	28,780,155
TOTAL EXCHANGE TRADED FUNDS (Cost $27,947,750)		28,780,155

REAL ESTATE INVESTMENT TRUSTS - 9.5%
Alexander & Baldwin, Inc.	26,449	621,816
American Campus Communities, Inc. (a)	53,476	2,500,003
Brixmor Property Group, Inc.	116,542	2,211,967
Camden Property Trust	37,720	3,911,941
CoreCivic, Inc.	46,317	786,000
CoreSite Realty Corp.	14,325	1,501,403
Corporate Office Properties Trust	43,030	1,201,398
Cousins Properties, Inc. (a)	41,021	1,443,128
CyrusOne, Inc.	42,253	2,425,322
Douglas Emmett, Inc.	63,115	2,576,354
EastGroup Properties, Inc.	14,249	1,716,720
EPR Properties	29,235	2,175,961
First Industrial Realty Trust, Inc.	49,400	1,886,586
Healthcare Realty Trust, Inc. (a)	48,891	1,563,534
Highwoods Properties, Inc.	40,420	1,832,239
Hospitality Properties Trust	64,169	1,585,616
JBG SMITH Properties	46,565	1,822,088
Kilroy Realty Corp.	39,404	3,131,042
Lamar Advertising Co. - Class A (a)	33,232	2,689,133
Liberty Property Trust	57,735	3,019,541
Life Storage, Inc.	18,204	1,774,708
Mack-Cali Realty Corp.	35,251	838,269
Medical Properties Trust, Inc. (a)	148,707	2,602,373
National Retail Properties, Inc. (a)	63,077	3,295,142
Omega Healthcare Investors, Inc. (a)	82,614	2,998,888
Pebblebrook Hotel Trust (a)	50,936	1,425,699
PotlatchDeltic Corp. (a)	26,489	975,325
PS Business Parks, Inc.	7,809	1,366,575
Rayonier, Inc.	50,537	1,467,594
Sabra Health Care REIT, Inc.	69,598	1,436,503
Senior Housing Properties Trust (a)	92,767	760,689
Tanger Factory Outlet Centers, Inc. (a)	36,665	582,240
Taubman Centers, Inc. (a)	23,862	966,888
The GEO Group, Inc.	47,109	839,011
Uniti Group, Inc. (a)	69,847	588,112
Urban Edge Properties	46,874	784,202
Weingarten Realty Investors	46,681	1,302,867
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $65,799,648)		64,606,877

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account 2.24% (c)	1,256,436	1,256,436
TOTAL SHORT-TERM INVESTMENTS (Cost $1,256,436)		1,256,436

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.0%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	190,222,912	190,222,912
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $190,222,912)		190,222,912

Total Investments (Cost $848,916,614) - 128.0%		870,638,784
Liabilities in Excess of Other Assets - (28.0)%		(190,254,090)
TOTAL NET ASSETS - 100.0%		$680,384,694

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $184,050,881 or 27.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 585,772,404	$ -	$ -	$ -	$ 585,772,404
Exchange Traded Funds	28,780,155	-	-	-	28,780,155
Real Estate Investment Trusts	64,606,877	-	-	-	64,606,877
Short-Term Investments	1,256,436	-	-	-	$ 1,256,436
Investments Purchased with Proceeds from Securities Lending	-	-	-	190,222,912	190,222,912
Total Investments in Securities	$ 680,415,872	$ -	$ -	$ 190,222,912	$ 870,638,784
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Trendpilot 100 ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Airlines - 0.4%
American Airlines Group, Inc. (a)	29,879	$911,608
United Airlines Holdings, Inc. (b)	17,693	1,626,164
		2,537,772
Auto Manufacturers - 0.8%
PACCAR, Inc. (a)	22,716	1,593,300
Tesla Motors, Inc. (a)(b)	11,274	2,723,911
		4,317,211
Beverages - 2.5%
Monster Beverage Corp. (b)	35,458	2,285,977
PepsiCo, Inc.	91,710	11,721,455
		14,007,432
Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. (a)(b)	14,504	1,643,158
Amgen, Inc.	40,612	7,577,387
Biogen, Inc. (b)	12,836	3,052,658
BioMarin Pharmaceutical, Inc. (b)	11,582	918,684
Celgene Corp. (b)	45,832	4,210,128
Gilead Sciences, Inc.	83,297	5,457,620
Illumina, Inc. (a)(b)	9,559	2,861,773
Incyte Corp. (b)	13,820	1,173,594
Regeneron Pharmaceuticals, Inc. (b)	6,998	2,132,711
Vertex Pharmaceuticals, Inc. (b)	16,599	2,765,725
		31,793,438
Commercial Services - 3.0%
Automatic Data Processing, Inc.	28,443	4,736,328
Cintas Corp.	6,817	1,775,419
PayPal Holdings, Inc. (b)	76,629	8,459,842
Verisk Analytics, Inc.	10,697	1,622,949
		16,594,538
Computers - 11.5%
Apple, Inc.	277,573	59,134,151
Check Point Software Technologies Ltd. (a)(b)	10,135	1,134,613
Cognizant Technology Solutions Corp. - Class A	37,644	2,452,130
NetApp, Inc. (a)	16,340	955,727
Western Digital Corp. (a)	18,849	1,015,773
		64,692,394
Distribution/Wholesale - 0.2%
Fastenal Co. (a)	37,360	1,150,688
Electric - 0.4%
Xcel Energy, Inc. (a)	33,429	1,992,703
Food - 1.4%
Mondelez International, Inc. - Class A	94,562	5,058,121
The Kraft Heinz Co.	79,346	2,539,866
		7,597,987
Healthcare-Products - 1.3%
Align Technology, Inc. (a)(b)	5,184	1,083,871
Henry Schein, Inc. (a)(b)	9,903	658,946
IDEXX Laboratories, Inc. (b)	5,595	1,578,070
Intuitive Surgical, Inc. (b)	7,460	3,875,544
		7,196,431
Insurance - 0.3%
Willis Towers Watson PLC	8,423	1,644,338
Internet - 28.0%
Alphabet, Inc. - Class A (b)	18,205	22,177,331
Alphabet, Inc. - Class C (b)	20,695	25,179,193
Amazon.com, Inc. (b)	29,003	54,142,220
Baidu, Inc. - ADR (b)	18,242	2,037,631
Booking Holdings, Inc. (a)(b)	2,939	5,544,747
Ctrip.com International Ltd. - ADR (a)(b)	31,656	1,233,951
eBay, Inc.	59,717	2,459,743
Expedia Group, Inc. (a)	8,847	1,174,351
Facebook, Inc. - Class A (b)	143,071	27,788,680
JD.com, Inc. - ADR (a)(b)	60,112	1,797,950
MercadoLibre, Inc. (a)(b)	2,944	1,829,460
Netflix, Inc. (b)	28,508	9,207,799
Symantec Corp.	41,592	896,724
VeriSign, Inc. (b)	7,835	1,653,890
		157,123,670
Lodging - 0.7%
Marriott International, Inc. - Class A (a)	22,186	3,085,185
Wynn Resorts Ltd. (a)	7,049	916,864
		4,002,049
Media - 5.1%
Charter Communications, Inc. - Class A (b)	14,702	5,665,857
Comcast Corp. - Class A	294,860	12,729,106
FOX Corp. - Class A (a)	22,495	839,513
FOX Corp.	16,994	632,177
Liberty Global PLC - Class A (b)	13,285	354,311
Liberty Global PLC - Class C (b)	34,947	910,020
Sirius XM Holdings, Inc. (a)	283,787	1,776,507
Walt Disney Co.	40,054	5,728,122
		28,635,613
Pharmaceuticals - 0.1%
Mylan NV (b)	33,577	701,759
Retail - 5.0%
Costco Wholesale Corp.	28,773	7,930,702
Dollar Tree, Inc. (a)(b)	15,493	1,576,413
Lululemon Athletica, Inc. (b)	7,955	1,520,121
O'Reilly Automotive, Inc. (b)	5,114	1,947,207
Ross Stores, Inc.	24,269	2,573,242
Starbucks Corp.	81,200	7,688,828
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	3,886	1,357,185
Walgreens Boots Alliance, Inc. (a)	61,709	3,362,523
		27,956,221
Savings & Loans - 0.4%
Advanced Micro Devices, Inc. (a)(b)	65,064	1,981,199
Semiconductors - 11.4%
Analog Devices, Inc.	24,066	2,826,792
Applied Materials, Inc.	62,010	3,061,434
ASML Holding NV - ADR	4,671	1,040,745
Broadcom, Inc.	25,841	7,493,632
Intel Corp. (a)	293,689	14,845,979
KLA Corp.	9,935	1,354,339
Lam Research Corp. (a)	10,052	2,096,948
Maxim Integrated Products, Inc.	17,988	1,064,710
Microchip Technology, Inc. (a)	15,361	1,450,386
Micron Technology, Inc. (b)	73,711	3,308,887
NVIDIA Corp. (a)	39,663	6,691,941
NXP Semiconductors NV	21,384	2,210,892
QUALCOMM, Inc.	78,876	5,770,568
Skyworks Solutions, Inc.	11,516	982,084
Texas Instruments, Inc.	61,258	7,657,863
Xilinx, Inc.	16,462	1,880,125
		63,737,325
Software - 17.1%
Activision Blizzard, Inc.	49,654	2,420,136
Adobe Systems, Inc. (b)	31,776	9,496,575
Autodesk, Inc. (b)	14,209	2,219,020
Cadence Design System, Inc. (b)	18,351	1,356,322
Cerner Corp.	21,400	1,533,310
Citrix Systems, Inc.	8,736	823,281
Electronic Arts, Inc. (b)	19,639	1,816,607
Fiserv, Inc. (a)(b)	25,569	2,695,740
Intuit, Inc. (a)	16,866	4,677,110
Microsoft Corp.	452,078	61,604,669
NetEase, Inc. - ADR	4,763	1,099,396
Paychex, Inc.	23,341	1,938,470
Synopsys, Inc. (b)	9,671	1,283,922
Take-Two Interactive Software, Inc. (b)	7,404	907,138
Workday, Inc. - Class A (b)	9,859	1,971,603
		95,843,299
Telecommunications - 3.6%
Cisco Systems, Inc.	287,464	15,925,506
T-Mobile US, Inc. (b)	55,203	4,401,335
		20,326,841
Toys/Games/Hobbies - 0.2%
Hasbro, Inc.	8,221	996,056
Transportation - 0.8%
CSX Corp. (a)	53,238	3,747,955
JB Hunt Trasport Services, Inc. (a)	7,098	726,623
		4,474,578
TOTAL COMMON STOCKS (Cost $511,468,117)		559,303,542

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account 2.24% (c)	1,032,772	1,032,772
TOTAL SHORT-TERM INVESTMENTS (Cost $1,032,772)		1,032,772

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.0%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	67,414,219	67,414,219
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $67,414,219)		67,414,219

Total Investments (Cost $579,915,108) - 112.1%		627,750,533
Liabilities in Excess of Other Assets - (12.1)%		(67,639,621)
TOTAL NET ASSETS - 100.0%		$560,110,912

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $64,930,606 or 11.6% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 559,303,542	$ -	$ -	$ -	$ 559,303,542
Short-Term Investments	1,032,772	-	-	-	$ 1,032,772
Investments Purchased with Proceeds from Securities Lending	-	-	-	67,414,219	67,414,219
Total Investments in Securities	$ 560,336,314	$ -	$ -	$ 67,414,219	$ 627,750,533
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Trendpilot European Index ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 95.6%
Advertising - 0.3%
JCDecaux SA	2,139	$61,849
Publicis Groupe SA	6,178	305,775
		367,624
Aerospace/Defense - 3.4%
Airbus Group SE	16,170	2,292,304
Dassault Aviation SA	69	94,715
Leonardo SpA	11,454	139,983
MTU Aero Engines AG	1,518	380,617
Safran SA	8,319	1,195,809
Thales SA	2,949	333,148
		4,436,576
Airlines - 0.1%
Air France-KLM (a)	6,282	65,536
Deutsche Lufthansa AG	6,938	110,406
		175,942
Apparel - 5.3%
adidas AG	5,556	1,780,880
Hermes International	911	641,998
Kering	2,190	1,138,226
LVMH Moet Hennessy Louis Vuitton SE	7,306	3,035,337
Moncler SpA	5,043	207,506
Puma SE	2,512	175,885
		6,979,832
Auto Manufacturers - 2.9%
Bayerische Motoren Werke AG	9,447	698,899
Daimler AG	25,260	1,311,320
Ferrari NV	3,711	598,343
Fiat Chrysler Automobiles NV	32,311	430,508
Peugeot SA	15,978	377,809
Renault SA	5,419	303,182
Volkswagen AG	948	162,348
		3,882,409
Auto Parts & Equipment - 1.3%
Cie Generale des Etablissements Michelin	5,181	576,119
Continental AG	3,171	439,631
Faurecia	2,157	102,676
Hella GmbH & Co. KGaA	1,306	62,312
Nokian Renkaat OYJ	3,944	113,385
Pirelli & C SpA (b)	12,709	75,184
Plastic Omnium SA	1,619	42,781
Rheinmetall AG	1,280	146,514
Valeo SA	6,972	219,192
		1,777,794
Banks - 9.5%
ABN AMRO Group NV - ADR (b)	12,168	241,921
AIB Group PLC	23,068	79,163
Alpha Bank AE (a)	40,444	78,932
Banca Mediolanum SpA	6,851	49,031
Banco Bilbao Vizcaya Argentaria SA - ADR	201,507	1,029,701
Banco BPM SpA (a)	44,227	82,644
Banco de Sabadell SA	165,069	144,651
Banco Santander SA - ADR	488,856	2,072,749
Bank of Ireland Group PLC	27,033	119,702
Bankia SA	35,522	70,486
Bankinter SA	20,142	130,840
BNP Paribas SA	31,752	1,482,608
CaixaBank SA	105,535	261,110
Commerzbank AG	30,504	208,112
Credit Agricole SA	33,366	398,173
Deutsche Bank AG	60,114	468,486
Erste Group Bank AG	8,432	302,803
Eurobank Ergasias SA (a)	53,026	51,715
FinecoBank Banca Fineco SpA	11,554	115,011
ING Groep NV - ADR (c)	117,671	1,306,148
Intesa Sanpaolo SpA	443,805	963,132
KBC Groep NV	8,011	516,839
Mediobanca Banca di Credito Finanziario SpA	18,688	187,306
National Bank of Greece SA (a)	16,077	47,163
Natixis SA	24,528	98,890
Nordea Bank Abp	93,396	601,314
Raiffeisen Bank International AG	3,813	89,570
Societe Generale SA	21,233	521,928
UniCredit SpA	65,584	773,644
Unione di Banche Italiane SpA	29,850	76,827
		12,570,599
Beverages - 3.6%
Anheuser-Busch InBev SA/NV - ADR (c)	23,197	2,342,433
Davide Campari-Milano SpA	16,693	155,595
Heineken Holding NV	3,115	316,210
Heineken NV	6,953	747,532
Pernod Ricard SA	6,229	1,096,733
Remy Cointreau SA	738	109,392
		4,767,895
Building Materials - 0.9%
Buzzi Unicem SpA	2,048	41,715
Buzzi Unicem SpA - Savings Shares	1,179	16,680
Cie de Saint-Gobain	14,538	559,333
HeidelbergCement AG	4,389	318,824
Imerys SA	1,069	44,779
Kingspan Group PLC	4,417	217,198
Titan Cement Co SA	1,201	26,112
		1,224,641
Chemicals - 5.0%
Air Liquide SA	12,345	1,708,244
Akzo Nobel NV	6,607	624,979
Arkema SA	2,113	191,104
BASF SE - ADR (c)	109,879	1,833,880
Brenntag AG	4,538	222,997
Covestro AG (b)	4,042	183,947
Evonik Industries AG	4,886	140,413
FUCHS PETROLUB SE	992	35,196
K&S AG	5,646	92,064
Koninklijke DSM NV	5,151	643,205
LANXESS AG	2,684	160,860
OCI NV (a)	2,830	74,279
Solvay SA - Class A	2,048	210,527
Symrise AG	3,537	327,490
Umicore SA	6,055	190,630
Wacker Chemie AG	455	33,999
		6,673,814
Commercial Services - 1.5%
Adyen NV (a)(b)	180	136,892
ALD SA (b)	2,401	35,882
Atlantia SpA	15,655	403,099
Bureau Veritas SA	8,349	208,785
Edenred	7,157	360,013
Elis SA	5,551	103,113
Randstad Holding NV	3,234	163,035
Wirecard AG (c)	3,361	564,048
		1,974,867
Computers - 1.0%
Atos SE	2,817	227,832
Capgemini SE	4,598	586,623
Ingenico Group SA	1,865	177,552
Teleperformance	1,682	353,031
		1,345,038
Cosmetics/Personal Care - 3.6%
Beiersdorf AG	2,938	341,499
L'Oreal SA	7,095	1,900,713
Unilever NV	44,562	2,581,453
		4,823,665
Distribution/Wholesale - 0.1%
Rexel SA	8,887	99,511
Diversified Financial Services - 0.7%
Amundi SA (b)	1,674	115,635
Deutsche Boerse AG	4,696	656,569
DWS Group GmbH & Co KGaA (b)	1,019	34,162
GRENKE AG	773	66,746
		873,112
Electric - 5.5%
A2A SpA	45,493	79,570
E.ON SE	63,958	641,039
EDP - Energias de Portugal SA	66,661	245,070
EDP Renovaveis SA	4,468	45,900
Electricite de France SA	14,636	181,706
Endesa SA	9,340	231,086
Enel SpA	228,911	1,570,858
Engie SA	48,257	743,615
Fortum OYJ	12,698	292,380
Hera SpA	20,647	77,026
Iberdrola SA	180,403	1,711,486
Innogy SE (b)	3,774	181,777
Red Electrica Corp. SA	12,739	241,146
RWE AG	16,882	457,119
Terna Rete Elettrica Nazionale SpA	41,628	253,637
Uniper SE	5,749	177,878
Verbund AG	1,954	109,452
		7,240,745
Electrical Components & Equipment - 1.7%
Legrand SA	7,843	554,447
OSRAM Licht AG	2,598	98,934
Prysmian SpA	7,680	158,728
Schneider Electric SE	15,043	1,300,239
Signify NV (b)	3,201	86,993
		2,199,341
Energy-Alternate Sources - 0.1%
Siemens Gamesa Renewable Energy SA - ADR (b)	6,574	92,241
Engineering & Construction - 2.8%
Acciona SA	621	66,201
Ackermans & van Haaren NV	670	97,755
ACS Actividades de Construccion y Servicios SA	7,551	305,939
Aena SME SA (b)	1,898	344,789
Aeroports de Paris	842	145,127
Boskalis Westminster	2,366	53,667
Bouygues SA	5,989	214,674
Cellnex Telecom SA (b)	6,167	231,363
Eiffage SA	2,209	218,518
Ferrovial SA	14,684	382,811
Fomento de Construcciones y Contratas SA	2,193	27,918
Fraport AG Frankfurt Airport Services Worldwide	1,060	88,852
HOCHTIEF AG	592	67,370
Mytilineos SA	3,119	38,049
Vinci SA	13,655	1,409,427
		3,692,460
Entertainment - 0.1%
OPAP SA	6,626	74,670
Food - 2.8%
Carrefour SA	16,449	316,929
Casino Guichard Perrachon SA (c)	1,616	59,750
Colruyt SA	1,594	83,234
Danone SA - ADR	90,122	1,551,901
Glanbia PLC	5,816	75,972
Jeronimo Martins SGPS SA	7,175	116,004
Kerry Group PLC - Class A	4,294	501,016
Kesko OYJ - Class B	1,996	121,173
Koninklijke Ahold Delhaize NV	31,964	723,785
METRO AG	4,920	76,250
Suedzucker AG	2,285	35,464
		3,661,478
Food Service - 0.2%
Sodexo SA	2,551	292,704
Forest Products & Paper - 0.5%
Stora Enso OYJ - Class R	16,466	190,208
UPM-Kymmene OYJ	15,678	424,344
		614,552
Gas - 0.7%
Enagas SA	6,691	145,732
Italgas SpA	14,438	91,390
Naturgy Energy Group SA	9,090	230,435
Rubis SCA	2,596	146,275
Snam SpA	66,836	328,431
		942,263
Healthcare-Products - 2.3%
Carl Zeiss Meditec AG	1,078	118,679
DiaSorin SpA	667	77,529
EssilorLuxottica SA	8,544	1,160,052
Koninklijke Philips NV	24,140	1,135,329
QIAGEN NV (a)	6,428	245,353
Sartorius Stedim Biotech	710	113,730
Siemens Healthineers AG	3,838	160,664
		3,011,336
Healthcare-Services - 1.1%
BioMerieux	1,222	103,554
Eurofins Scientific SE	338	144,428
Fresenius Medical Care AG & Co KGaA - ADR (c)	13,614	473,359
Fresenius SE & Co. KGaA	11,957	602,787
Orpea	1,321	165,684
		1,489,812
Home Furnishings - 0.1%
Rational AG	101	68,873
SEB SA	805	129,215
		198,088
Household Products/Wares - 0.3%
Henkel AG & Co. KGaA	3,002	282,640
Societe BIC SA	771	53,685
		336,325
Insurance - 6.5%
Aegon NV	51,380	254,642
Ageas	5,533	298,106
Allianz SE	12,432	2,895,580
ASR Nederland NV	3,916	147,521
Assicurazioni Generali SpA	38,161	711,395
AXA SA	56,570	1,434,070
CNP Assurances	4,670	96,673
Hannover Rueck SE	1,784	279,842
Mapfre SA	29,088	80,276
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	4,404	1,061,827
NN Group NV	10,019	377,429
Sampo OYJ - Class A	14,444	602,326
SCOR SE	4,634	190,830
Talanx AG	1,119	47,171
UnipolSai Assicurazioni SpA	17,064	44,486
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,138	29,227
		8,551,401
Internet - 0.4%
Delivery Hero SE (a)(b)	3,210	154,861
Iliad SA	707	73,413
Rocket Internet SE (a)(b)	1,927	54,439
Scout24 AG (b)	3,184	177,116
United Internet AG	3,375	101,137
		560,966
Investment Companies - 0.5%
Corp. Financiera Alba SA	606	31,161
EXOR NV	3,133	218,360
Groupe Bruxelles Lambert SA	2,160	204,394
Sofina SA	465	90,185
Wendel SA	843	116,650
		660,750
Iron/Steel - 0.4%
Acerinox SA	5,081	42,692
ArcelorMittal	17,675	284,063
ThyssenKrupp AG	13,662	176,798
Voestalpine AG	3,333	88,699
		592,252
Leisure Time - 0.1%
Amer Sports Oyj (a)	2,972	131,600
Lodging - 0.2%
Accor SA	5,971	266,380
Machinery-Diversified - 1.1%
ANDRITZ AG	2,070	74,153
CNH Industrial NV - Class A	29,144	295,976
GEA Group AG	4,878	122,309
KION Group AG	2,077	111,766
Kone OYJ - Class B	11,466	654,954
Metso OYJ	3,153	121,849
Zardoya Otis SA	5,235	35,930
		1,416,937
Media - 1.4%
Axel Springer SE	1,308	90,425
Bollore SA	28,778	123,989
Lagardere SCA	3,399	77,135
Mediaset SpA (a)	9,085	26,662
ProSiebenSat.1 Media SE	6,790	88,169
RTL Group SA	1,132	55,839
Telenet Group Holding NV	1,421	70,001
Vivendi SA	28,199	786,028
Wolters Kluwer NV	7,845	569,352
		1,887,600
Metal Fabricate/Hardware - 0.2%
Tenaris SA - ADR	8,264	206,435
Miscellaneous Manufacturing - 2.2%
Aalberts Industries NV	2,829	114,182
Alstom SA	4,542	196,293
Knorr-Bremse AG	1,245	126,383
Siemens AG - ADR (b)	45,991	2,515,708
		2,952,566
Oil & Gas - 5.0%
Eni SpA	73,650	1,158,063
Galp Energia SGPS SA	15,138	236,034
Hellenic Petroleum SA	1,717	17,981
Motor Oil Hellas Corinth Refineries SA	1,658	41,113
Neste OYJ	12,268	407,286
OMV AG	4,184	209,862
Repsol SA	36,180	576,139
TOTAL SA - ADR (c)	75,433	3,902,903
		6,549,381
Oil & Gas Services - 0.3%
Saipem SpA (a)	16,512	82,108
TechnipFMC PLC	13,470	375,020
		457,128
Packaging & Containers - 0.1%
Huhtamaki OYJ	2,728	103,764
Pharmaceuticals - 4.6%
Bayer AG - ADR	112,404	1,824,317
Galapagos NV (a)	1,203	210,279
Grifols SA	9,711	314,978
Ipsen SA	1,013	116,289
Merck KGaA	3,830	391,929
Orion OYJ - Class B	2,998	102,916
Recordati SpA	2,801	125,672
Sanofi - ADR (c)	64,389	2,685,021
UCB SA	3,541	276,823
		6,048,224
Pipelines - 0.1%
Koninklijke Vopak NV	1,960	96,770
Private Equity - 0.1%
Eurazeo SE	1,486	99,770
Real Estate - 1.1%
Aroundtown SA	19,617	157,051
Deutsche Wohnen SE	10,481	385,435
LEG Immobilien AG	1,890	219,057
Vonovia SE	15,341	751,647
		1,513,190
Retail - 1.1%
FF Group (a)	1,259	6,690
Fielmann AG	721	50,363
GrandVision NV (b)	1,432	43,055
HUGO BOSS AG	1,890	119,592
Industria de Diseno Textil SA	30,921	925,227
JUMBO SA	3,094	60,452
Salvatore Ferragamo SpA	1,995	41,906
Zalando SE (a)(b)	4,024	185,667
		1,432,952
Semiconductors - 2.8%
ASML Holding NV	10,217	2,293,718
ASML Holding NV - ADR	1,818	405,069
Infineon Technologies AG	33,139	624,378
STMicroelectronics NV	18,585	343,889
		3,667,054
Shipbuilding - 0.1%
Wartsila OYJ Abp	13,384	168,682
Software - 4.1%
Amadeus IT Holding SA	12,123	957,665
Dassault Systemes SE	3,901	595,942
SAP SE - ADR (c)	28,749	3,536,989
Ubisoft Entertainment SA (a)	2,504	207,230
Worldline SA/France (a)(b)	2,266	162,549
		5,460,375
Telecommunications - 4.4%
1&1 Drillisch AG	1,359	41,070
Deutsche Telekom AG	95,112	1,566,704
Elisa OYJ	4,234	199,106
Eutelsat Communications SA	5,460	104,686
Hellenic Telecommunications Organization SA	7,116	97,995
Koninklijke KPN NV	97,373	278,212
Nokia OYJ - ADR (c)	172,034	930,704
Orange SA	56,511	839,839
Proximus SADP	4,120	117,716
SES SA - ADR	10,354	171,470
Telecom Italia SpA (a)	316,467	178,878
Telecom Italia SpA - Savings Shares	177,520	94,327
Telefonica Deutschland Holding AG	19,711	49,772
Telefonica SA - ADR	139,452	1,061,230
Telekom Austria AG	4,034	29,920
VEON Ltd.	16,984	52,080
		5,813,709
Transportation - 1.0%
Deutsche Post AG	28,591	934,001
Getlink SE	13,334	192,628
Hapag-Lloyd AG (b)	805	33,952
Poste Italiane SpA (b)	13,591	145,338
		1,305,919
Water - 0.4%
Suez	10,783	158,521
Veolia Environnement SA	14,645	370,445
		528,966
TOTAL COMMON STOCKS (Cost $124,892,934)		126,292,105

PREFERRED STOCKS - 1.7%
Auto Manufacturers - 1.0%
Bayerische Motoren Werke AG	1,627	96,989
Porsche Automobil Holding SE	4,520	298,618
Volkswagen AG	5,394	901,289
		1,296,896
Chemicals - 0.1%
FUCHS PETROLUB SE	2,057	79,562
Electronics - 0.1%
Sartorius AG	1,010	207,290
Household Products/Wares - 0.4%
Henkel AG & Co. KGaA	5,149	531,464
Pharmaceuticals - 0.1%
Grifols SA - Class B	7,676	174,196
TOTAL PREFERRED STOCKS (Cost $2,213,977)		2,289,408

EXCHANGE TRADED FUNDS - 0.9%
iShares MSCI Eurozone ETF (c)	31,499	1,212,239
TOTAL EXCHANGE TRADED FUNDS (Cost $1,233,622)		1,212,239

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Covivio	1,383	141,386
Gecina SA	1,546	237,204
ICADE	956	83,076
Inmobiliaria Colonial Socimi SA	8,856	99,017
Klepierre	5,913	182,233
Merlin Properties Socimi SA	9,827	134,350
Unibail-Rodamco-Westfield	3,974	532,307
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $863,051)		1,409,573

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account 2.24% (d)	249,715	249,715
TOTAL SHORT-TERM INVESTMENTS (Cost $249,715)		249,715

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.3%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (d)	17,616,426	17,616,426
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,616,426)		17,616,426

Total Investments (Cost $147,069,725) - 112.8%		149,069,466
Liabilities in Excess of Other Assets - (12.8)%		(16,926,549)
TOTAL NET ASSETS - 100.0%		$132,142,917

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $2,786,186 or 2.1% of net assets.

(c)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $17,039,458 or 12.9% of net assets.
(d)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Austria	$ 933,685	$ -	$ -	$ -	$ 933,685
Belgium	4,708,922	-	-	-	4,708,922
European Union	1,212,239	-	-	-	1,212,239
Finland	5,165,991	-	-	-	5,165,991
France	44,001,055	-	-	-	44,001,055
Germany	35,323,407	-	-	-	35,323,407
Greece	534,183	-	6,690	-	540,873
Ireland	993,051	-	-	-	993,051
Italy	9,131,703	-	-	-	9,131,703
Luxembourg	1,019,286	-	-	-	1,019,286
Netherlands	11,349,717	-	-	-	11,349,717
Portugal	597,107	-	-	-	597,107
Spain	12,199,443	-	-	-	12,199,443
Switzerland	343,889	-	-	-	343,889
United Kingdom	3,682,957	-	-	-	3,682,957
Short-Term Investments	249,715	-	-	-	249,715
Investments Purchased with Proceeds from Securities Lending	-	-	-	17,616,426	17,616,426
Total Investments in Securities	$ 131,446,350	$ -	$ 6,690	$ 17,616,426	$ 149,069,466
^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balance as of 04/30/2019	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2019
Common Stocks	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ 6,690	$ (89)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
	Fair Value as of 07/31/2019	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Common Stocks	$ 6,690	Last Trade Price	Stale Data	4.80 EUR
*Table presents information for one security, which has been valued at 4.80 EUR throughout the period.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Global Cash Cows Dividend ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.3%
Australia - 7.4%
AGL Energy Ltd.	56,269	$806,916
Alumina Ltd.	568,717	910,066
Aurizon Holdings Ltd.	142,293	560,488
BHP Billiton Ltd. - ADR (a)	80,071	4,398,300
Fortescue Metals Group Ltd.	250,349	1,426,105
GPT Group	115,488	490,444
Mirvac Group	200,683	441,903
Qantas Airways Ltd.	96,939	378,526
Scentre Group	465,420	1,269,926
South32 Ltd.	375,628	806,581
Telstra Corp. Ltd.	922,580	2,504,696
Woodside Petroleum Ltd.	82,023	1,946,371
		15,940,322
Austria - 0.5%
OMV AG	20,049	1,005,624
Canada - 3.2%
BCE, Inc.	63,837	2,879,687
Canadian Natural Resources Ltd. (a)	67,407	1,704,049
Suncor Energy, Inc.	84,250	2,417,975
		7,001,711
Cayman Islands - 2.8%
Chow Tai Fook Jewellery Group Ltd.	1,269,090	1,217,512
NagaCorp Ltd.	291,994	442,384
Sands China Ltd.	657,420	3,199,696
Wynn Macau Ltd.	569,686	1,299,744
		6,159,336
Finland - 0.6%
UPM-Kymmene OYJ	45,893	1,242,150
France - 3.5%
Peugeot SA	50,426	1,192,352
Publicis Groupe SA	14,733	729,197
Renault SA	28,560	1,597,873
TOTAL SA - ADR	79,141	4,094,755
		7,614,177
Germany - 8.2%
BASF SE	61,440	4,116,903
Bayer AG - ADR	284,925	4,624,333
Continental AG	11,363	1,575,378
Deutsche Post AG	77,124	2,519,460
Deutsche Telekom AG	244,688	4,030,551
Evonik Industries AG	32,908	945,703
		17,812,328
Hong Kong - 2.1%
CK Infrastructure Holdings Ltd.	139,976	1,088,065
Lenovo Group Ltd.	847,217	688,324
NWS Holdings Ltd.	273,709	510,485
Power Assets Holdings Ltd.	154,969	1,111,567
Samsonite International SA (b)	85,852	169,770
Tingyi Cayman Islands Holding Corp.	330,158	495,143
Xinyi Glass Holdings Ltd.	379,898	385,811
		4,449,165
Italy - 2.5%
Eni SpA	269,719	4,241,026
Snam SpA	234,844	1,154,020
		5,395,046
Japan - 9.6%
Canon, Inc. - ADR (a)	77,538	2,101,280
Canon, Inc.	6,101	166,587
ITOCHU Corp.	91,194	1,745,252
Japan Tobacco, Inc.	148,775	3,308,770
Lawson, Inc.	7,056	353,481
Marubeni Corp.	123,218	804,162
Mitsubishi Chemical Holdings Corp.	100,850	719,920
Mitsubishi Corp.	95,718	2,583,656
Mitsubishi Motors Corp.	82,012	363,359
Mitsubishi Tanabe Pharma Corp.	34,433	391,521
NTT DOCOMO, Inc.	183,065	4,400,358
Subaru Corp.	59,127	1,382,927
Sumitomo Metal Mining Co. Ltd.	15,583	446,190
Tokyo Electron Ltd.	11,312	1,943,909
		20,711,372
Jersey - 0.6%
WPP PLC - ADR (a)	22,623	1,332,042
Netherlands Antilles - 2.0%
Schlumberger Ltd. (a)	111,133	4,441,986
New Zealand - 0.4%
Meridian Energy Ltd.	145,938	450,846
Spark New Zealand Ltd.	178,756	467,136
		917,982
Norway - 0.9%
Telenor ASA	100,002	2,033,507
Republic of Korea - 0.6%
GS Holdings Corp.	5,394	229,328
POSCO - ADR	21,618	1,012,371
		1,241,699
Singapore - 1.6%
Genting Singapore Ltd.	676,872	453,186
Singapore Telecommunications Ltd.	1,243,892	3,014,453
		3,467,639
South Korea - 0.3%
KT&G Corp.	7,597	618,368
Spain - 3.3%
Endesa SA	77,127	1,908,239
International Consolidated Airlines Group SA	141,718	731,425
Repsol SA	123,231	1,962,360
Telefonica SA - ADR	325,106	2,474,057
		7,076,081
Sweden - 1.3%
Hennes & Mauritz AB	167,328	2,921,107
Switzerland - 3.7%
ABB Ltd. - ADR (a)	129,409	2,432,889
Glencore PLC	1,216,110	3,940,563
Swisscom AG	3,326	1,613,589
		7,987,041
United Kingdom - 15.5%
Anglo American PLC	73,526	1,823,173
BAE Systems PLC	222,339	1,483,342
BP PLC - ADR	102,270	4,064,210
British American Tobacco PLC - ADR (a)	110,648	3,940,175
Fiat Chrysler Automobiles NV	127,247	1,695,425
GlaxoSmithKline PLC - ADR	106,623	4,401,397
Imperial Brands PLC	132,430	3,373,962
Rio Tinto PLC - ADR	72,415	4,133,448
Royal Dutch Shell PLC - ADR	65,635	4,165,853
Vodafone Group PLC - ADR (a)	244,701	4,433,982
		33,514,967
United States - 26.7%
AbbVie, Inc. (a)	55,128	3,672,627
Altria Group, Inc.	83,080	3,910,576
AT&T, Inc. (a)	131,389	4,473,796
Equinor ASA - ADR	214,778	3,825,196
Exxon Mobil Corp.	57,237	4,256,143
Ford Motor Co. (a)	358,392	3,415,476
General Mills, Inc. (a)	32,340	1,717,577
International Business Machines Corp. (a)	31,710	4,700,690
Las Vegas Sands Corp.	59,447	3,592,977
LyondellBasell Industries NV - Class A	26,703	2,234,774
Marathon Petroleum Corp.	38,677	2,180,996
Occidental Petroleum Corp. (a)	69,470	3,567,979
Philip Morris International, Inc.	54,609	4,565,859
United Parcel Service, Inc. - Class B (a)	43,430	5,188,582
Valero Energy Corp.	26,310	2,242,928
Verizon Communications, Inc. (a)	74,575	4,121,760
		57,667,936
TOTAL COMMON STOCKS (Cost $216,447,029)		210,551,586

REAL ESTATE INVESTMENT TRUSTS - 2.2%
Australia - 0.6%
Dexus	58,987	529,238
Vicinity Centres	360,458	643,362
		1,172,600
United States - 1.6%
Simon Property Group, Inc. (a)	21,561	3,497,195
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,693,213)		4,669,795

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account 2.24% (c)	261,041	261,041
TOTAL SHORT-TERM INVESTMENTS (Cost $261,041)		261,041

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.6%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	40,207,582	40,207,582
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $40,207,582)		40,207,582

Total Investments (Cost $261,608,865) - 118.2%		255,690,004
Liabilities in Excess of Other Assets - (18.2)%		(39,358,555)
TOTAL NET ASSETS - 100.0%		$216,331,449

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $39,089,308 or 18.1% of net assets.
(b)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $169,770 or 0.1% of net assets.

(c)	The rate shown is as of July 31, 2019.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 210,551,586	$ -	$ -	$ -	$ 210,551,586
Real Estate Investment Trusts	4,669,795	-	-	-	4,669,795
Short-Term Investments	261,041	-	-	-	$ 261,041
Investments Purchased with Proceeds from Securities Lending	-	-	-	40,207,582	40,207,582
Total Investments in Securities	$ 215,482,422	$ -	$ -	$ 40,207,582	$ 255,690,004
^ See Schedule of Investments for country breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.6%
Advertising - 2.1%
Interpublic Group of Cos., Inc.	85,744	$1,965,253
Omnicom Group, Inc. (a)	41,191	3,304,342
		5,269,595
Airlines - 1.9%
Southwest Airlines Co.	95,991	4,946,416
Apparel - 1.7%
Capri Holdings Ltd. (b)	27,808	989,687
Ralph Lauren Corp. - Class A	9,811	1,022,601
Skechers U.S.A, Inc. - Class A (b)	21,460	814,192
Tapestry, Inc.	45,843	1,417,924
		4,244,404
Auto Parts & Equipment - 1.4%
Allison Transmission Holdings, Inc.	32,374	1,487,585
Garrett Motion, Inc. (a)(b)	33,189	470,288
LEAR Corp.	13,332	1,690,231
		3,648,104
Biotechnology - 10.0%
Amgen, Inc.	27,551	5,140,466
Biogen, Inc. (b)	21,282	5,061,285
Celgene Corp. (b)	50,344	4,624,600
Exelixis, Inc. (b)	43,434	923,841
Gilead Sciences, Inc.	73,988	4,847,694
Ionis Pharmaceuticals, Inc. (a)(b)	19,773	1,302,250
Regeneron Pharmaceuticals, Inc. (b)	12,691	3,867,709
		25,767,845
Chemicals - 5.7%
Celanese Corp. (a)	25,541	2,864,934
CF Industries Holdings, Inc.	48,249	2,391,220
Eastman Chemical Co.	27,701	2,087,270
HUNTSMAN Corp.	67,570	1,388,564
LyondellBasell Industries NV	61,036	5,108,103
OLIN Corp.	44,675	896,627
		14,736,718
Commercial Services - 1.4%
H&R Block, Inc. (a)	51,792	1,434,120
ManpowerGroup, Inc.	12,150	1,109,903
Robert Half International, Inc. (a)	18,475	1,116,075
		3,660,098
Computers - 9.2%
Apple, Inc.	25,430	5,417,607
HP, Inc.	245,309	5,161,301
International Business Machines Corp.	36,269	5,376,517
Leidos Holdings, Inc.	21,915	1,799,221
NetApp, Inc. (a)	37,838	2,213,145
Western Digital Corp. (a)	66,653	3,591,930
		23,559,721
Distribution/Wholesale - 0.4%
Resideo Technologies, Inc. (b)	34,756	655,498
WESCO International, Inc. (b)	7,880	399,831
		1,055,329
Diversified Financial Services - 2.0%
Alliance Data Systems Corp.	32,763	5,141,170
Electronics - 1.2%
ADT, Inc. (a)	324,104	2,058,060
Gentex Corp.	36,340	996,443
		3,054,503
Forest Products & Paper - 1.5%
DOMTAR Corp.	11,570	491,147
International Paper Co.	79,242	3,479,516
		3,970,663
Hand/Machine Tools - 0.4%
Snap-On, Inc. (a)	7,322	1,117,410
Healthcare-Services - 0.2%
MEDNAX, Inc. (b)	19,473	478,452
Home Builders - 2.4%
NVR, Inc. (a)(b)	475	1,588,467
PulteGroup, Inc.	78,178	2,463,389
Thor Industries, Inc.	13,915	829,334
Toll Brothers, Inc.	38,751	1,393,873
		6,275,063
Internet - 2.7%
Expedia Group, Inc. (a)	22,571	2,996,075
F5 Networks, Inc. (b)	9,127	1,339,113
Symantec Corp.	124,787	2,690,408
		7,025,596
Iron/Steel - 2.9%
Nucor Corp.	66,336	3,607,352
Reliance Steel & Aluminum Co.	11,088	1,108,246
Steel Dynamics, Inc.	84,136	2,651,125
		7,366,723
Leisure Time - 0.6%
Harley-Davidson, Inc. (a)	44,266	1,583,838
Machinery-Construction & Mining - 0.3%
Oshkosh Corp.	10,169	849,823
Machinery-Diversified - 2.1%
Cummins, Inc. (a)	23,843	3,910,252
Graftech International Ltd.	138,949	1,590,966
		5,501,218
Media - 4.2%
AMC Networks, Inc. - Class A (a)(b)	18,855	1,006,480
Discovery, Inc. - Class A (a)(b)	170,129	5,156,610
Tribune Media Co.	15,800	734,226
Viacom, Inc. - Class B	129,964	3,944,407
		10,841,723
Office/Business Equipment - 0.7%
Xerox Corp. (a)	57,247	1,837,629
Oil & Gas - 5.1%
Chevron Corp.	39,801	4,899,901
ConocoPhillips	82,009	4,845,092
HollyFrontier Corp.	52,402	2,608,047
PBF Energy, Inc. - Class A	29,799	832,286
		13,185,326
Oil & Gas Services - 0.0%
RPC, Inc. (a)	18,152	112,179
Pharmaceuticals - 12.1%
AbbVie, Inc.	62,447	4,160,219
Allergan PLC	38,032	6,104,136
AmerisourceBergen Corp.	50,296	4,383,296
Bristol-Myers Squibb Co. (a)	103,443	4,593,904
Cardinal Health, Inc.	103,242	4,721,257
Jazz Pharmaceuticals PLC (b)	9,129	1,272,400
McKesson Corp.	37,116	5,157,268
Premier, Inc. - Class A (a)(b)	20,119	779,611
		31,172,091
Retail - 8.2%
Best Buy Co., Inc.	40,038	3,064,108
Foot Locker, Inc. (a)	26,117	1,072,364
Kohl's Corp. (a)	47,059	2,534,598
Michaels Cos., Inc. (a)(b)	81,692	561,224
Qurate Retail Group, Inc. QVC Group (a)(b)	121,197	1,713,726
Starbucks Corp. (a)	58,620	5,550,728
Urban Outfitters, Inc. (a)(b)	26,383	628,179
Walgreens Boots Alliance, Inc. (a)	93,037	5,069,586
Williams-Sonoma, Inc.	12,938	862,706
		21,057,219
Semiconductors - 10.1%
Applied Materials, Inc.	116,481	5,750,667
Lam Research Corp. (a)	25,901	5,403,207
Micron Technology, Inc. (b)	142,248	6,385,514
MKS Instruments, Inc.	7,597	646,732
NXP Semiconductors NV (a)	52,194	5,396,338
Qorvo, Inc. (b)	16,989	1,245,124
Teradyne, Inc.	19,356	1,078,710
		25,906,292
Software - 3.5%
Citrix Systems, Inc.	16,865	1,589,358
Nuance Communications, Inc. (b)	44,711	743,991
Oracle Corp. (a)	90,785	5,111,195
Take-Two Interactive Software, Inc. (b)	12,906	1,581,243
		9,025,787
Telecommunications - 4.7%
CenturyLink, Inc. (a)	458,728	5,546,022
Cisco Systems, Inc. (a)	86,448	4,789,219
Juniper Networks, Inc.	42,766	1,155,537
LogMeIn, Inc.	6,991	531,106
		12,021,884
Transportation - 0.9%
CH Robinson Worldwide, Inc.	18,323	1,534,185
Landstar System, Inc. (a)	6,360	707,677
		2,241,862
TOTAL COMMON STOCKS (Cost $251,505,756)		256,654,681

REAL ESTATE INVESTMENT TRUSTS - 0.3%
Apple Hospitality REIT, Inc.	39,921	627,159
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $660,643)		627,159

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account 2.24% (c)	251,103	251,103
TOTAL SHORT-TERM INVESTMENTS (Cost $251,103)		251,103

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.3%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	57,562,748	57,562,748
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $57,562,748)

Total Investments (Cost $309,980,250) - 122.3%		315,095,691
Liabilities in Excess of Other Assets - (22.3)%		(57,483,133)
TOTAL NET ASSETS - 100.0%		$257,612,558

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $55,417,692 or 21.5% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 256,654,681	$ -	$ -	$ -	$ 256,654,681
Real Estate Investment Trusts	627,159	-	-	-	627,159
Short-Term Investments	251,103	-	-	-	$ 251,103
Investments Purchased with Proceeds from Securities Lending	-	-	-	57,562,748	57,562,748
Total Investments in Securities	$ 257,532,943	$ -	$ -	$ 57,562,748	$ 315,095,691
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer US Small Cap Cash Cows 100 ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.9%
Aerospace/Defense - 2.3%
Aerojet Rocketdyne Holdings, Inc. (a)(b)	20,229	$864,183
National Presto Industries, Inc. (a)	1,484	136,483
		1,000,666
Agriculture - 1.1%
Universal Corp. VA	8,165	485,818
Auto Manufacturers - 1.2%
Wabash National Corp.	32,164	509,156
Auto Parts & Equipment - 2.5%
Garrett Motion, Inc. (a)(b)	51,381	728,069
Gentherm, Inc. (b)	8,001	327,321
		1,055,390
Biotechnology - 1.6%
Innoviva, Inc. (a)(b)	57,363	681,472
Building Materials - 2.5%
Patrick Industries, Inc. (b)	13,532	620,713
SPX Corp. (b)	12,967	452,548
		1,073,261
Chemicals - 0.3%
Hawkins, Inc.	3,372	147,255
Coal - 1.6%
CONSOL Energy, Inc. (b)	32,753	703,862
Commercial Services - 6.1%
American Public Education, Inc. (b)	4,281	141,358
Cardtronics PLC - Class A (a)(b)	28,735	818,373
Care.com, Inc. (b)	7,209	79,011
Heidrick & Struggles International, Inc.	9,190	272,943
Kelly Services, Inc.	9,331	259,682
Korn/Ferry International	17,326	680,565
LSC Communications, Inc.	66,081	66,081
TrueBlue, Inc. (b)	14,358	283,858
		2,601,871
Computers - 3.9%
Insight Enterprises, Inc. (b)	14,840	816,497
Sykes Enterprises, Inc. (b)	11,299	319,648
TTEC Holdings, Inc.	11,427	536,155
		1,672,300
Distribution/Wholesale - 3.9%
Core-Mark Holding Co, Inc.	21,674	811,258
Fossil Group, Inc. (a)(b)	79,497	877,647
		1,688,905
Diversified Financial Services - 1.3%
WageWorks, Inc. (b)	10,473	535,903
Electrical Components & Equipment - 0.6%
Encore Wire Corp.	5,005	274,875
Electronics - 4.2%
Advanced Energy Industries, Inc. (a)(b)	7,812	456,221
Comtech Telecommunications Corp.	9,092	270,578
SMART Global Holdings, Inc. (a)(b)	10,744	327,047
TTM Technologies, Inc. (a)(b)	72,349	756,771
		1,810,617
Energy-Alternate Sources - 4.5%
FutureFuel Corp.	25,887	301,583
Renewable Energy Group, Inc. (a)(b)	57,629	783,178
REX American Resources Corp. (b)	2,517	187,768
SolarEdge Technologies, Inc. (b)	9,746	635,732
		1,908,261
Engineering & Construction - 0.9%
Comfort Systems USA, Inc.	8,905	374,010
Environmental Control - 2.1%
Tetra Tech, Inc.	11,443	906,286
Food - 2.2%
Cal-Maine Foods, Inc. (a)	10,591	421,204
John B Sanfilippo & Son, Inc.	2,880	250,301
Seneca Foods Corp. - Class B (b)	8,589	271,241
		942,746
Forest Products & Paper - 1.8%
Mercer International, Inc. (a)	27,770	361,843
Schweitzer-Mauduit International, Inc.	12,013	413,608
		775,451
Healthcare-Products - 0.6%
Meridian Bioscience, Inc.	12,380	147,941
OraSure Technologies, Inc. (b)	11,178	93,336
		241,277
Healthcare-Services - 1.9%
Medpace Holdings, Inc. (a)(b)	10,566	832,178
Home Builders - 2.3%
Meritage Homes Corp. (b)	15,605	980,150
Home Furnishings - 1.4%
Ethan Allen Interiors, Inc.	6,407	131,856
Sleep Number Corp. (b)	9,295	457,035
		588,891
Household Products/Wares - 0.5%
Quanex Building Products Corp.	12,544	233,569
Internet - 4.0%
New Media Investment Group, Inc.	45,518	490,229
Shutterstock, Inc. (a)	6,873	263,717
Stamps.com, Inc. (b)	20,344	971,426
		1,725,372
Lodging - 0.7%
The Marcus Corp.	8,675	303,538
Machinery-Diversified - 0.5%
Ichor Holdings Ltd. (a)(b)	8,041	202,714
Metal Fabricate/Hardware - 2.5%
AZZ, Inc.	7,834	364,908
Mueller Industries, Inc.	17,024	513,954
Tredegar Corp.	10,867	181,153
		1,060,015
Miscellaneous Manufacturing - 6.0%
EnPro Industries, Inc.	12,092	859,016
Fabrinet (b)	10,832	581,462
Hillenbrand, Inc.	20,826	701,628
Myers Industries, Inc.	11,832	191,323
Sturm Ruger & Co, Inc.	3,812	215,378
		2,548,807
Office/Business Equipment - 1.6%
Pitney Bowes, Inc. (a)	174,080	705,024
Pharmaceuticals - 7.4%
Anika Therapeutics, Inc. (b)	2,953	162,681
Assertio Therapeutics, Inc. (a)(b)	147,189	504,858
Corcept Therapeutics, Inc. (a)(b)	38,637	435,052
Eagle Pharmaceuticals, Inc. (b)	5,408	296,683
Enanta Pharmaceuticals, Inc. (b)	3,936	295,279
Lannett Co, Inc. (a)(b)	111,666	789,479
Supernus Pharmaceuticals, Inc. (a)(b)	16,298	543,864
Vanda Pharmaceuticals, Inc. (b)	9,809	122,122
		3,150,018
Retail - 13.1%
Barnes & Noble Education, Inc. (b)	56,414	197,449
BJ's Restaurants, Inc.	5,848	232,165
GameStop Corp. - Class A (a)	73,726	296,378
Genesco, Inc. (a)(b)	13,424	528,637
Haverty Furniture Cos, Inc.	11,380	206,092
Hibbett Sports, Inc. (b)	9,699	178,462
Movado Group, Inc.	7,436	195,790
Office Depot, Inc.	432,679	882,665
PetMed Express, Inc. (a)	9,695	168,402
RH (a)(b)	7,404	1,032,118
Ruth's Hospitality Group, Inc.	7,170	159,676
Shoe Carnival, Inc. (a)	7,581	192,406
The Buckle, Inc. (a)	25,305	514,957
The Cato Corp. - Class A (a)	11,863	170,471
Vera Bradley, Inc. (b)	12,787	150,247
Vitamin Shoppe, Inc. (a)(b)	42,666	188,584
Zumiez, Inc. (b)	11,858	293,723
		5,588,222
Semiconductors - 6.1%
Diodes, Inc. (a)(b)	14,698	626,135
FormFactor, Inc. (b)	15,307	256,851
Kulicke & Soffa Industries, Inc.	24,173	547,035
Nanometrics, Inc. (b)	6,832	214,388
Rambus, Inc. (b)	29,863	372,093
Xperi Corp.	27,408	585,161
		2,601,663
Software - 2.0%
Progress Software Corp.	10,060	435,498
TiVo Corp.	57,828	438,336
		873,834
Telecommunications - 1.2%
CalAmp Corp. (b)	13,453	150,135
Extreme Networks, Inc. (a)(b)	44,740	364,184
		514,319
Transportation - 3.5%
ArcBest Corp. (a)	23,868	714,369
Echo Global Logistics, Inc. (b)	14,518	305,749
Forward Air Corp.	7,304	460,152
		1,480,270
TOTAL COMMON STOCKS (Cost $43,432,418)		42,777,966

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account 2.24% (c)	47,403	47,403
TOTAL SHORT-TERM INVESTMENTS (Cost $47,403)		47,403

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 28.8%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	12,309,810	12,309,810
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,309,810)		12,309,810

Total Investments (Cost $55,789,631) - 128.8%		55,135,179
Liabilities in Excess of Other Assets - (28.8)%		(12,319,697)
TOTAL NET ASSETS - 100.0%		$42,815,482

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $11,998,372 or 28.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 42,777,966	$ -	$ -	$ -	$ 42,777,966
Short-Term Investments	47,403	-	-	-	$ 47,403
Investments Purchased with Proceeds from Securities Lending	-	-	-	12,309,810	12,309,810
Total Investments in Securities	$ 42,825,369	$ -	$ -	$ 12,309,810	$ 55,135,179
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.9%
Australia - 7.1%
AGL Energy Ltd.	14,054	$201,539
Alumina Ltd.	87,353	139,783
BHP Billiton Ltd. - ADR (a)	12,815	703,928
BlueScope Steel Ltd.	23,437	209,798
Qantas Airways Ltd.	30,828	120,376
Santos Ltd.	48,153	238,080
South32 Ltd.	181,620	389,990
Woodside Petroleum Ltd.	17,977	426,587
		2,430,081
Canada - 7.3%
Canadian Natural Resources Ltd. (a)	25,399	642,087
Cenovus Energy, Inc. (a)	31,227	289,787
Imperial Oil Ltd. (a)	14,624	400,551
Magna International, Inc.	10,232	515,897
Suncor Energy, Inc.	22,229	637,972
		2,486,294
Cayman Islands - 2.4%
Sands China Ltd.	116,792	568,433
Wynn Macau Ltd.	104,125	237,562
		805,995
Denmark - 0.6%
Pandora A/S	5,581	214,940
Finland - 1.1%
Nokian Renkaat OYJ	1,951	56,089
UPM-Kymmene OYJ	12,166	329,288
		385,377
France - 9.3%
Air France-KLM (b)	29,800	310,885
Arkema SA	1,747	158,002
Capgemini SE	2,697	344,089
Edenred	3,905	196,430
Eiffage SA	3,392	335,543
Faurecia	2,510	119,479
Peugeot SA	29,108	688,276
Publicis Groupe SA	7,847	388,380
TOTAL SA - ADR	12,254	634,022
		3,175,106
Germany - 0.9%
Covestro AG (c)	6,707	305,228
Hong Kong - 2.3%
Galaxy Entertainment Group Ltd.	57,153	394,252
Lenovo Group Ltd.	231,927	188,429
Power Assets Holdings Ltd.	27,904	200,151
		782,832
Italy - 2.0%
Eni SpA	42,828	673,422
Japan - 23.3%
Advantest Corp.	3,035	119,124
Astellas Pharma, Inc.	30,580	436,676
Disco Corp.	536	99,672
Eisai Co Ltd.	5,227	283,764
FamilyMart UNY Holdings Co Ltd.	10,724	229,680
Isuzu Motors Ltd.	13,403	149,258
ITOCHU Corp.	38,468	736,192
Japan Airlines Co. Ltd.	4,615	145,377
KAJIMA Corp.	14,926	193,178
Mazda Motor Corp.	10,794	107,057
Nexon Co. Ltd. (b)	15,119	240,703
Nikon Corp.	10,114	137,407
Nippon Telegraph & Telephone Corp.	14,742	666,974
Nitto Denko Corp.	2,014	99,784
NTT Data Corp.	28,501	375,944
NTT DOCOMO, Inc.	29,069	698,735
Shionogi & Co. Ltd.	4,040	224,931
Showa Denko KK	7,549	204,563
SMC Corp.	764	279,925
Sojitz Corp.	90,390	284,156
Sony Corp. - ADR (a)	13,887	789,615
Square Enix Holdings Co Ltd.	1,337	46,025
SUMCO Corp.	7,793	103,869
Sumitomo Metal Mining Co. Ltd.	6,741	193,016
Suzuki Motor Corp.	6,860	269,192
Taisei Corp.	10,393	360,158
Tokyo Electron Ltd.	1,986	341,284
Trend Micro, Inc.	1,495	65,481
Yamada Denki Co Ltd.	21,937	96,991
		7,978,731
Jersey - 1.0%
WPP PLC - ADR (a)	6,135	361,229
Luxembourg - 0.6%
Tenaris SA - ADR	7,738	193,295
Netherlands - 2.1%
Koninklijke Ahold Delhaize NV	23,760	538,016
Randstad Holding NV	3,321	167,421
		705,437
Norway - 1.8%
Equinor ASA - ADR	34,428	613,163
Republic of Korea - 7.5%
Hyundai Mobis Co. Ltd.	2,190	446,108
POSCO - ADR	13,174	616,938
Samsung Electronics Co. Ltd.	18,174	696,637
SK Hynix, Inc.	12,242	795,714
		2,555,397
Singapore - 0.4%
Genting Singapore Ltd.	221,930	148,589
South Korea - 0.5%
KT&G Corp.	1,982	161,327
Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	8,043	325,873
Enagas SA	7,014	152,767
Telefonica SA - ADR	78,161	594,805
		1,073,445
Sweden - 2.1%
Boliden AB	4,078	92,883
Sandvik AB	18,196	280,909
Skanska AB - Class A	9,487	177,490
SKF AB - Class A	9,292	152,827
		704,109
Switzerland - 4.4%
Adecco Group AG	3,334	182,565
Glencore PLC	203,660	659,920
Roche Holding AG - ADR	19,388	650,467
		1,492,952
United Kingdom - 18.1%
Anglo American PLC	26,920	667,516
Barratt Developments PLC	29,793	233,764
Berkeley Group Holdings PLC	4,090	192,886
British American Tobacco PLC - ADR (a)	17,470	622,107
Centrica PLC	180,204	166,727
Evraz PLC	60,326	477,590
Fiat Chrysler Automobiles NV	51,232	682,609
Imperial Brands PLC	363	9,248
J Sainsbury PLC	81,537	194,993
Kingfisher PLC	32,693	88,422
Marks & Spencer Group PLC	56,620	143,151
Micro Focus International PLC - ADR (a)	7,263	151,506
Pearson PLC	11,648	123,407
Persimmon PLC	7,306	178,496
Rio Tinto PLC - ADR (a)	11,598	662,014
Royal Dutch Shell PLC - Class A - ADR	10,560	670,243
Taylor Wimpey PLC	97,259	191,372
Vodafone Group PLC - ADR (a)	39,981	724,456
		6,180,507
TOTAL COMMON STOCKS (Cost $34,824,086)		33,427,456

PREFERRED STOCKS - 1.9%
Germany - 1.9%
Henkel AG & Co. KGaA	6,093	628,901
TOTAL PREFERRED STOCKS (Cost $588,299)		628,901

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account 2.24% (d)	46,532	46,532
TOTAL SHORT-TERM INVESTMENTS (Cost $46,532)		46,532

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.5%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (d)	4,629,153	4,629,153
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,629,153)		4,629,153

Total Investments (Cost $40,088,070) - 113.4%		38,732,042
Liabilities in Excess of Other Assets - (13.4)%		(4,563,886)
TOTAL NET ASSETS - 100.0%		$34,168,156

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securities on loan is $4,473,873 or 13.1% of net assets.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $305,228 or 0.9% of net assets.

(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 33,427,456	$ -	$ -	$ -	$ 33,427,456
Preferred Stocks	628,901	-	-	-	628,901
Short-Term Investments	46,532	-	-	-	$ 46,532
Investments Purchased with Proceeds from Securities Lending	-	-	-	4,629,153	4,629,153
Total Investments in Securities	$ 34,102,889	$ -	$ -	$ 4,629,153	$ 38,732,042
^ See Schedule of Investments for countrybreakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer WealthShield ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.3%
Aerospace/Defense - 5.3%
ARCONIC, Inc.	3,821	$95,678
Boeing Co.	5,010	1,709,312
Genderal Dynamics Corp.	2,599	483,258
L3Harris Technologies, Inc.	2,116	439,281
Lockheed Martin Corp.	2,353	852,186
Northrop Grumman Corp.	1,624	561,206
Raytheon Co.	2,667	486,167
TransDigm Group, Inc. (a)	470	228,157
United Technologies Corp.	7,763	1,037,137
		5,892,382
Airlines - 0.9%
Alaska Air Group, Inc.	1,184	75,018
American Airlines Group, Inc.	3,786	115,511
Delta Air Lines, Inc.	5,699	347,867
Southwest Airlines Co.	4,678	241,057
United Airlines Holdings, Inc. (a)	2,114	194,298
		973,751
Apparel - 1.4%
Capri Holdings Ltd. (a)	1,327	47,228
Hanesbrands, Inc.	3,175	51,086
NIKE, Inc. - Class B	11,041	949,857
PVH Corp.	661	58,776
Ralph Lauren Corp. - Class A (b)	460	47,946
Tapestry, Inc.	2,549	78,840
Under Armour, Inc. - Class A (a)(b)	1,654	38,158
Under Armour, Inc. - Class C (a)(b)	1,709	34,761
VF Corp.	2,863	250,198
		1,556,850
Auto Manufacturers - 0.9%
Ford Motor Co.	34,426	328,080
General Motors Co. (b)	11,589	467,500
PACCAR, Inc. (b)	3,318	232,725
		1,028,305
Auto Parts & Equipment - 0.2%
Aptiv PLC (b)	2,265	198,527
BorgWarner, Inc.	1,820	68,796
		267,323
Biotechnology - 13.0%
ACADIA Pharmaceuticals, Inc. (a)	11,817	290,462
Acceleron Pharma, Inc. (a)	3,136	136,918
Achillion Pharmaceuticals, Inc. (a)	14,970	66,018
Acorda Therapeutics, Inc. (a)	12,390	85,863
Adverum Biotechnologies, Inc. (a)	2,500	33,525
Alder Biopharmaceuticals, Inc. (a)	9,283	93,944
Alexion Pharmaceuticals, Inc. (a)	2,462	278,920
Allogene Therapeutics, Inc. (a)	4,491	139,221
Alnylam Pharmaceuticals, Inc. (a)	4,145	321,611
AMAG Pharmaceuticals, Inc. (a)	7,486	61,834
Amgen, Inc.	1,649	307,670
Amicus Therapeutics, Inc. (a)	25,576	317,142
AnaptysBio, Inc. (a)	2,331	125,198
Apellis Pharmaceuticals, Inc. (a)	3,805	106,274
Arena Pharmaceuticals, Inc. (a)	3,649	228,719
ArQule, Inc. (a)	8,432	85,079
Arrowhead Pharmaceuticals, Inc. (a)	9,769	283,887
Atara Biotherapeutics, Inc. (a)	7,017	100,133
Audentes Therapeutics, Inc. (a)	5,054	196,702
BioCryst Pharmaceuticals, Inc. (a)	22,341	70,821
Biogen, Inc. (a)	1,275	303,221
Biohaven Pharmaceutical Holding Co Ltd. (a)	4,536	195,229
BioMarin Pharmaceutical, Inc. (a)	3,591	284,838
Bluebird Bio, Inc. (a)	2,467	323,744
Blueprint Medicines Corp. (a)	3,201	320,580
Cara Therapeutics, Inc. (a)	5,711	136,721
Celgene Corp. (a)	3,008	276,315
ChemoCentryx, Inc. (a)	5,182	41,352
CytomX Therapeutics, Inc. (a)	4,265	43,972
Deciphera Pharmaceuticals, Inc. (a)	1,794	39,647
Denali Therapeutics, Inc. (a)	4,634	98,936
Dicerna Pharmaceuticals, Inc. (a)	3,753	51,153
Editas Medicine, Inc. (a)	8,593	216,973
Emergent BioSolutions, Inc. (a)	6,247	275,743
Epizyme, Inc. (a)	7,887	104,582
Esperion Therapeutics, Inc. (a)	5,476	217,342
Exact Sciences Corp. (a)	2,644	304,351
Exelixis, Inc. (a)	14,736	313,435
Fate Therapeutics, Inc. (a)	6,244	137,680
FibroGen, Inc. (a)	7,136	337,247
Gilead Sciences, Inc.	4,374	286,584
GlycoMimetics, Inc. (a)	2,029	18,728
Halozyme Therapeutics, Inc. (a)	7,944	134,969
Homology Medicines, Inc. (a)	2,249	39,987
Immunomedics, Inc. (a)	23,486	346,419
Incyte Corp. (a)	3,736	317,261
Insmed, Inc. (a)	7,943	174,349
Intercept Pharmaceuticals, Inc. (a)	3,651	229,465
Intrexon Corp. (a)	14,814	118,364
Ionis Pharmaceuticals, Inc. (a)	4,675	307,896
Iovance Biotherapeutics, Inc. (a)	5,659	139,155
Ligand Pharmaceuticals, Inc. (a)	2,703	247,352
MacroGenics, Inc. (a)	8,391	120,747
Myriad Genetics, Inc. (a)	9,920	289,069
PDL BioPharma, Inc.	15,499	44,637
Prothena Corp PLC (a)	2,857	26,742
PTC Therapeutics, Inc. (a)	5,890	283,721
Puma Biotechnology, Inc. (a)	20,653	199,301
Radius Health, Inc. (a)	5,235	112,343
Regeneron Pharmaceuticals, Inc. (a)	951	289,827
REGENXBIO, Inc. (a)	5,615	249,362
Retrophin, Inc. (a)	3,893	77,042
Rigel Pharmaceuticals, Inc. (a)	16,626	37,907
Rocket Pharmaceuticals, Inc. (a)	2,626	31,985
Sage Therapeutics, Inc. (a)	1,666	267,126
Sangamo Therapeutics, Inc. (a)	15,405	185,014
Seattle Genetics, Inc. (a)	4,238	320,859
Spark Therapeutics, Inc. (a)	2,971	297,159
Stemline Therapeutics, Inc. (a)	4,796	63,643
The Medicines Co. (a)	7,905	283,315
Twist Bioscience Corp. (a)	1,329	44,814
Ultragenyx Pharmaceutical, Inc. (a)	5,079	306,061
United Therapeutics Corp. (a)	3,711	294,060
Veracyte, Inc. (a)	5,176	146,843
Vericel Corp. (a)	5,899	112,789
Vertex Pharmaceuticals, Inc. (a)	1,705	284,087
Viking Therapeutics, Inc. (a)	28,364	218,119
ZIOPHARM Oncology, Inc. (a)	11,907	82,635
		14,382,738
Building Materials - 0.5%
Fortune Brands Home & Security, Inc.	1,342	73,730
Johnson Controls International PLC	7,617	323,265
MASCO Corp.	2,808	114,482
		511,477
Commercial Services - 3.2%
2U, Inc. (a)(b)	6,136	78,541
Automatic Data Processing, Inc.	1,808	301,068
CINTAS Corp.	812	211,477
Equifax, Inc.	1,156	160,788
FleetCor Technologies, Inc. (a)	360	102,301
Gartner, Inc. (a)	374	52,109
Global Payments, Inc. (b)	651	109,316
H&R Block, Inc. (b)	1,787	49,482
IHS Markit Ltd. (a)	3,484	224,439
Nielsen Holdings PLC	3,401	78,767
PayPal Holdings, Inc. (a)	14,793	1,633,147
Quanta Services, Inc.	1,360	50,891
Robert Half International, Inc. (b)	1,136	68,626
Rollins, Inc.	1,410	47,277
Total System Services, Inc.	677	91,883
United Rentals, Inc. (a)	754	95,419
Verisk Analytics, Inc.	1,566	237,594
		3,593,125
Computers - 5.0%
Accenture PLC - Class A	2,650	510,337
Apple, Inc.	18,153	3,867,315
Cognizant Technology Solutions Corp. - Class A	2,365	154,056
DXC Technology Co. (b)	1,115	62,184
Fortinet, Inc. (a)	604	48,507
Hewlett Packard Enterprise Co.	5,563	79,940
HP, Inc.	6,256	131,626
International Business Machines Corp.	3,684	546,116
NetApp, Inc. (a)	1,026	60,011
Seagate Technology PLC	1,047	48,487
Western Digital Corp. (b)	1,218	65,638
		5,574,217
Distribution/Wholesale - 0.5%
Copart, Inc. (a)	1,928	149,478
Fastenal Co. (b)	5,480	168,784
LKQ Corp. (a)	2,760	74,327
WW Grainger, Inc.	432	125,725
		518,314
Diversified Financial Services - 3.2%
Alliance Data Systems Corp.	187	29,344
Blucora, Inc. (a)	6,082	182,095
E*TRADE Financial Corp.	10,026	489,168
MasterCard, Inc. - Class A	3,733	1,016,384
TD Ameritrade Holding Corp.	9,768	499,145
Visa, Inc. - Class A (b)	7,222	1,285,516
Western Union Co. (b)	1,790	37,590
		3,539,242
Electrical Components & Equipment - 0.5%
Ametek, Inc.	2,182	195,529
Emerson Electric Co.	5,880	381,494
		577,023
Electronics - 1.8%
Allegion PLC	900	93,186
Amphenol Corp. - Class A	1,242	115,904
FLIR Systems, Inc.	563	27,959
Fortive Corp. (b)	2,823	214,689
Garmin Ltd.	1,068	83,934
Honeywell International, Inc.	6,966	1,201,356
Keysight Technologies, Inc. (a)	783	70,094
TE Connectivity Ltd.	1,400	129,360
		1,936,482
Engineering & Construction - 0.1%
Jacobs Engineering Group, Inc.	1,096	90,431
Environmental Control - 0.6%
Pentair PLC	1,513	58,719
Republic Services, Inc.	2,061	182,708
Waste Management, Inc.	3,738	437,346
		678,773
Hand/Machine Tools - 0.3%
Snap-On, Inc. (b)	530	80,883
Stanley Black & Decker, Inc.	1,448	213,711
		294,594
Healthcare-Products - 0.9%
CareDx, Inc. (a)	7,022	230,111
Genomic Health, Inc. (a)	5,676	414,178
OPKO Health, Inc. (a)	53,783	113,482
Repligen Corp. (a)	2,273	214,548
		972,319
Healthcare-Services - 0.5%
Invitae Corp. (a)	15,096	405,932
Natera, Inc. (a)	4,492	123,889
		529,821
Home Builders - 0.3%
DR Horton, Inc.	2,984	137,055
Lennar Corp. - Class A (b)	2,511	119,448
PulteGroup, Inc. (b)	2,242	70,646
		327,149
Home Furnishings - 0.1%
Leggett & Platt, Inc.	1,156	46,205
WHIRLPOOL Corp.	558	81,178
		127,383
Housewares - 0.0% (d)
Newell Brands, Inc.	3,421	48,544
Internet - 19.6%
8x8, Inc. (a)(b)	9,462	228,697
Alphabet, Inc. - Class A (a)(b)	922	1,123,180
Alphabet, Inc. - Class C (a)	945	1,149,763
Amazon.com, Inc. (a)	4,798	8,956,811
Booking Holdings, Inc. (a)	382	720,685
Cogent Communications Holdings, Inc.	3,957	249,331
eBay, Inc.	25,545	1,052,199
Endurance International Group Holdings, Inc. (a)	24,611	116,656
ETSY, Inc. (a)(b)	5,796	388,448
Expedia Group, Inc.	5,934	787,679
F5 Networks, Inc. (a)	249	36,533
Facebook, Inc. - Class A (a)	9,631	1,870,629
GoDaddy, Inc. - Class A (a)	6,716	492,820
Groupon, Inc. (a)	51,789	163,135
GrubHub, Inc. (a)(b)	5,110	345,589
Netflix, Inc. (a)(b)	3,458	1,116,900
Okta, Inc. (a)(b)	3,833	501,471
Snap, Inc. (a)	32,175	540,540
Symantec Corp.	2,568	55,366
TripAdvisor, Inc. (a)	6,926	305,783
Twitter, Inc. (a)(b)	17,846	755,064
VeriSign, Inc. (a)	3,369	711,162
		21,668,441
Leisure Time - 0.4%
Carnival Corp.	3,517	166,108
Harley-Davidson, Inc. (b)	1,400	50,092
Norwegian Cruise Line Holdings Ltd. (a)	1,893	93,590
Royal Caribbean Cruises Ltd.	1,513	176,022
		485,812
Lodging - 0.7%
Hilton Worldwide Holdings, Inc.	2,559	247,071
Marriott International, Inc. - Class A	2,428	337,638
MGM Resorts International	4,487	134,700
Wynn Resorts Ltd.	852	110,820
		830,229
Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	5,475	720,893
Machinery-Diversified - 1.6%
Cummins, Inc.	1,385	227,140
Deere & Co. (b)	3,034	502,582
DOVER Corp.	1,390	134,622
Flowserve Corp.	1,259	62,988
Rockwell Automation, Inc.	1,136	182,646
Roper Technologies, Inc.	993	361,105
Wabtec Corp. (b)	1,546	120,093
Xylem, Inc.	1,722	138,259
		1,729,435
Miscellaneous Manufacturing - 3.0%
3M Co.	5,518	964,105
AO Smith Corp.	1,350	61,357
Eaton Corp. PLC	4,050	332,869
General Electric Co.	83,446	872,011
Illinois Tool Works, Inc.	2,868	442,332
Ingersoll-Rand PLC	2,310	285,655
Parker-Hannifin Corp.	1,229	215,173
Textron, Inc.	2,227	109,791
		3,283,293
Office/Business Equipment - 0.0% (d)
Xerox Corp.	812	26,065
Pharmaceuticals - 4.5%
AbbVie, Inc.	3,689	245,761
Agios Pharmaceuticals, Inc. (a)	5,302	255,079
Aimmune Therapeutics, Inc. (a)	5,566	107,146
Akcea Therapeutics, Inc. (a)	2,317	50,117
Akebia Therapeutics, Inc. (a)	17,610	73,786
Alkermes PLC (a)	13,261	307,125
Anika Therapeutics, Inc. (a)	1,337	73,655
Athenex, Inc. (a)	2,116	38,088
Clovis Oncology, Inc. (a)	21,553	227,384
Coherus Biosciences, Inc. (a)	6,115	102,854
Cytokinetics, Inc. (a)	4,311	52,551
Eagle Pharmaceuticals Inc/DE (a)	1,722	94,469
Enanta Pharmaceuticals, Inc. (a)	1,882	141,188
Flexion Therapeutics, Inc. (a)	5,683	57,057
G1 Therapeutics, Inc. (a)	3,376	83,759
Global Blood Therapeutics, Inc. (a)	5,378	294,714
Heron Therapeutics, Inc. (a)	12,110	211,198
Intellia Therapeutics, Inc. (a)	5,436	98,392
Ironwood Pharmaceuticals, Inc. (a)	15,104	160,556
Kura Oncology, Inc. (a)	1,259	24,072
Madrigal Pharmaceuticals, Inc. (a)	2,303	201,029
Mirati Therapeutics, Inc. (a)	3,080	325,864
Momenta Pharmaceuticals, Inc. (a)	5,027	56,805
Neurocrine Biosciences, Inc. (a)	3,459	333,413
Portola Pharmaceuticals, Inc. (a)	11,273	300,764
Progenics Pharmaceuticals, Inc. (a)	10,785	58,023
Ra Pharmaceuticals, Inc. (a)	4,409	150,082
Rhythm Pharmaceuticals, Inc. (a)	1,009	19,423
Sarepta Therapeutics, Inc. (a)	2,428	361,408
Spectrum Pharmaceuticals, Inc. (a)	10,392	78,771
TG Therapeutics, Inc. (a)	18,364	137,546
Vanda Pharmaceuticals, Inc. (a)	7,533	93,786
Voyager Therapeutics, Inc. (a)	3,705	81,547
Xencor, Inc. (a)	1,787	78,664
		4,976,076
Retail - 8.4%
Advance Auto Parts, Inc.	631	95,054
AutoZone, Inc. (a)(b)	216	242,577
Best Buy Co., Inc.	2,041	156,198
CarMax, Inc. (a)(b)	1,458	127,954
Chipotle Mexican Grill, Inc. (a)(b)	216	171,834
Darden Restaurants, Inc.	1,081	131,406
Dollar General Corp.	2,270	304,225
Dollar Tree, Inc. (a)(b)	2,089	212,556
Foot Locker, Inc.	990	40,649
Gap, Inc.	1,860	36,270
Genuine Parts Co.	1,282	124,508
Home Depot, Inc.	9,666	2,065,528
Kohl's Corp. (b)	1,425	76,750
L Brands, Inc.	2,016	52,315
Lowe's Cos., Inc.	6,878	697,429
Macy's, Inc.	2,715	61,712
McDonald's Corp.	6,707	1,413,299
Nordstrom, Inc. (b)	925	30,627
O'Reilly Automotive, Inc. (a)	691	263,105
Ross Stores, Inc.	3,230	342,477
Starbucks Corp. (b)	10,639	1,007,407
Target Corp.	4,500	388,800
Tiffany & Co.	950	89,224
TJX Cos., Inc.	10,654	581,282
Tractor Supply Co.	1,063	115,665
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	490	171,133
Yum! Brands, Inc.	2,692	302,904
		9,302,888
Savings & Loans - 0.1%
Advanced Micro Devices, Inc. (a)(b)	3,685	112,208
Semiconductors - 3.5%
Analog Devices, Inc. (b)	1,536	180,418
Applied Materials, Inc.	3,888	191,951
Broadcom, Inc.	1,644	476,744
Intel Corp.	18,593	939,876
IPG Photonics Corp. (a)	149	19,520
KLA Corp.	672	91,607
Lam Research Corp. (b)	624	130,173
Maxim Integrated Products, Inc.	1,132	67,003
Microchip Technology, Inc. (b)	990	93,476
Micron Technology, Inc. (a)	4,596	206,314
NVIDIA Corp. (b)	2,529	426,693
Qorvo, Inc. (a)	496	36,352
QUALCOMM, Inc.	5,049	369,385
Skyworks Solutions, Inc.	719	61,316
Texas Instruments, Inc. (b)	3,897	487,164
Xilinx, Inc.	1,056	120,606
		3,898,598
Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc.	397	90,635
Software - 11.1%
Adobe Systems, Inc. (a)	2,027	605,789
Akamai Technologies, Inc. (a)(b)	6,847	603,426
ANSYS, Inc. (a)	350	71,092
Autodesk, Inc. (a)	912	142,427
Box, Inc. (a)	13,621	225,291
Broadridge Financial Solutions, Inc.	483	61,399
Cadence Design System, Inc. (a)	1,169	86,401
Citrix Systems, Inc. (b)	5,418	510,592
Cornerstone OnDemand, Inc. (a)	4,797	283,983
DocuSign, Inc. (a)(b)	3,571	184,692
Dropbox, Inc. (a)	13,396	315,610
Fidelity National Information Services, Inc.	1,347	179,488
Fiserv, Inc. (a)(b)	1,630	171,851
HubSpot, Inc. (a)	2,121	379,065
Intuit, Inc.	1,078	298,940
j2 Global, Inc.	3,399	302,817
Jack Henry & Associates, Inc. (b)	322	44,983
Microsoft Corp. (b)	31,823	4,336,520
New Relic, Inc. (a)	3,194	297,585
ORACLE Corp. (b)	10,079	567,448
Paychex, Inc. (b)	1,330	110,457
Pluralsight, Inc. (a)(b)	6,731	206,574
salesforce.com, Inc. (a)(b)	10,296	1,590,732
Synopsys, Inc. (a)	624	82,842
Veeva Systems, Inc. - Class A (a)	3,602	597,572
		12,257,576
Telecommunications - 2.7%
Arista Networks, Inc. (a)	2,218	606,512
Cisco Systems, Inc.	17,778	984,901
Corning, Inc.	3,259	100,214
Juniper Networks, Inc.	17,044	460,529
LogMeIn, Inc.	3,916	297,499
Motorola Solutions, Inc.	686	113,849
NETGEAR, Inc. (a)	5,752	194,705
Vonage Holdings Corp. (a)(b)	20,995	260,338
		3,018,547
Textiles - 0.1%
Mohawk Industries, Inc. (a)	543	67,707
Toys/Games/Hobbies - 0.1%
Hasbro, Inc.	1,018	123,341
Transportation - 3.5%
CH Robinson Worldwide, Inc.	1,307	109,435
CSX Corp.	7,358	518,003
Expeditors International of Washington, Inc.	1,644	125,520
FedEx Corp.	2,295	391,367
JB Hunt Trasport Services, Inc.	832	85,172
Kansas City Southern	965	119,409
Norfolk Southern Corp.	2,544	486,209
Union Pacific Corp.	6,775	1,219,161
United Parcel Service, Inc. - Class B	6,677	797,701
		3,851,977
TOTAL COMMON STOCKS (Cost $109,547,671)		109,863,964

SHORT-TERM INVESTMENTS - 19.6%
U.S. Treasury Bill - 18.9%
United States Treasury Bill	21,000,000	20,933,681
Money Market Funds - 0.7%
U.S. Bank Money Market Deposit Account - 2.24% (c)	800,668	800,668
TOTAL SHORT-TERM INVESTMENTS (Cost $21,733,946)		21,734,349

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.5%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	19,313,053	19,313,053
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $19,313,053)		19,313,053

Total Investments (Cost $150,594,670) - 136.4%		150,911,366
Liabilities in Excess of Other Assets - (36.4)%		(40,300,015)
TOTAL NET ASSETS - 100.0%		$110,611,351

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of July 31, 2019. The total value of securites on loan is $18,452,781 or 16.7% of net assets.
(c)	The rate shown is as of July 31, 2019.
(d)	Less than 0.05%.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 109,863,964	$ -	$ -	$ -	$ 109,863,964
Short-Term Investments	800,668	20,933,681	-	-	$ 21,734,349
Investments Purchased with Proceeds from Securities Lending	-	-	-	19,313,053	19,313,053
Total Investments in Securities	$ 110,664,632	$ 20,933,681	$ -	$ 19,313,053	$ 150,911,366
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Military Times Best Employers ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.5%
Aerospace/Defense - 4.5%
Boeing Co.	177	$60,389
Lockheed Martin Corp.	204	73,883
		134,272
Auto Manufacturers - 2.2%
General Motors Co.	1,618	65,270
Banks - 9.0%
Bank of America Corp.	2,163	66,361
Citigroup, Inc.	948	67,459
JPMorgan Chase & Co.	586	67,976
US Bancorp	1,153	65,894
		267,690
Commercial Services - 5.1%
Booz Allen Hamilton Holding Corp.	1,219	83,806
United Rentals, Inc. (a)	533	67,451
		151,257
Computers - 11.8%
Accenture PLC - Class A	379	72,988
CACI International, Inc. - Class A (a)	351	75,518
DXC Technology Co.	971	54,153
Leidos Holdings, Inc.	975	80,047
Perspecta, Inc.	2,909	67,867
		350,573
Diversified Financial Services - 4.1%
Capital One Financial Corp.	729	67,374
Charles Schwab Corp.	1,271	54,933
		122,307
Electric - 8.9%
Dominion Energy, Inc.	824	61,215
Exelon Corp.	1,324	59,659
Southern Co.	1,298	72,948
Xcel Energy, Inc.	1,171	69,803
		263,625
Environmental Control - 2.6%
Waste Management, Inc.	655	76,635
Food - 2.0%
Hormel Foods Corp.	1,440	59,026
Healthcare-Services - 4.2%
DaVita, Inc. (a)	1,048	62,723
Humana, Inc.	210	62,317
		125,040
Insurance - 9.4%
Marsh & McLennan Cos., Inc.	692	68,370
Progressive Corp.	924	74,825
Prudential Financial, Inc.	655	66,358
Travelers Cos., Inc.	474	69,498
		279,051
Internet - 5.0%
Amazon.com, Inc. (a)	38	70,938
CDW Corp.	663	78,340
		149,278
Lodging - 2.6%
Hilton Worldwide Holdings, Inc.	813	78,495
Media - 2.3%
Comcast Corp. - Class A	1,574	67,950
Miscellaneous Manufacturing - 4.4%
Eaton Corp. PLC	798	65,588
General Electric Co.	6,152	64,288
		129,876
Pharmaceuticals - 2.2%
Merck & Co., Inc.	774	64,234
Retail - 4.8%
Home Depot, Inc.	341	72,868
Walmart, Inc.	629	69,429
		142,297
Software - 5.8%
Fiserv, Inc. (a)	869	91,651
ManTech International Corp. VA - Class A	1,151	79,166
		170,817
Telecommunications - 4.2%
AT&T, Inc.	1,953	66,500
Verizon Communications, Inc.	1,075	59,415
		125,915
Transportation - 4.4%
Union Pacific Corp.	399	71,800
Werner Enterprises, Inc.	1,814	60,134
		131,934
TOTAL COMMON STOCKS (Cost $2,545,526)		2,955,542

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
U.S. Bank Money Market Deposit Account 2.24% (b)	14,289	14,289
TOTAL SHORT-TERM INVESTMENTS (Cost $14,289)		14,289

Total Investments (Cost $2,559,815) - 100.0%		2,969,831
Other Assets in Excess of Liabilities - 0.0% (c)		783
TOTAL NET ASSETS - 100.0%		$2,970,614

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2019
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,955,542	$ -	$ -	$ -	$ 2,955,542
Short-Term Investments	14,289	-	-	-	$ 14,289
Total Investments in Securities	$ 2,969,831	$ -	$ -	$ -	$ 2,969,831
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Benchmark Retail Real Estate ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.8%
Diversified - 4.3%
EPR Properties	783	$58,279
Regional Malls - 24.2%
Brookfield Property REIT, Inc. - Class A	1,231	23,771
Macerich Co.	1,362	45,014
Pennsylvania Real Estate Investment Trust	726	4,341
Simon Property Group, Inc.	1,244	201,776
Tanger Factory Outlet Centers, Inc. (a)	1,024	16,261
Taubman Centers, Inc.	739	29,944
Washington Prime Group, Inc. (a)	2,129	7,728
		328,835
Shopping Centers - 40.1%
Acadia Realty Trust	645	18,105
Alexander's, Inc.	37	13,856
Brixmor Property Group, Inc.	3,241	61,514
CBL & Associates Properties, Inc.	1,880	1,974
Cedar Realty Trust, Inc.	763	2,121
Federal Realty Investment Trust	464	61,253
Kimco Realty Corp.	3,502	67,274
Kite Realty Group Trust	958	15,242
Regency Centers Corp.	1,760	117,392
Retail Opportunity Investments Corp.	1,151	20,879
Retail Properties of America, Inc. - Class A	2,696	32,783
RPT Realty	788	9,653
Saul Centers, Inc.	135	7,397
Seritage Growth Properties - Class A	264	11,027
SITE Centers Corp.	1,697	24,182
Urstadt Biddle Properties, Inc.	23	383
Urstadt Biddle Properties, Inc. - Class A	335	7,233
Urban Edge Properties	1,343	22,468
Weingarten Realty Investors	1,555	43,400
Whitestone REIT	417	5,317
		543,453
Single Tenant - 31.2%
Agree Realty Corp. (a)	444	29,681
Essential Properties Realty Trust, Inc.	506	10,687
Getty Realty Corp.	392	11,752
National Retail Properties, Inc.	1,144	59,763
Realty Income Corp.	2,874	198,910
Spirit Realty Capital, Inc.	1,173	51,753
STORE Capital Corp.	1,784	61,031
		423,577
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,428,363)		1,354,144

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
U.S. Bank Money Market Deposit Account, 2.24% (b)	3,769	3,769
TOTAL SHORT-TERM INVESTMENTS (Cost $3,769)		3,769

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (b)	26,317	26,317
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,317)		26,317

Total Investments (Cost $1,458,449) - 102.0%		1,384,230
Liabilities in Excess of Other Assets - (2.0)%		(27,589)
TOTAL NET ASSETS - 100.0%		$1,356,641

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securites on loan is $25,208 or 1.9% of net assets.
(b)	The rate shown is as of July 31, 2019.
For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$ 1,354,144	$ -	$ -	$ -	$ 1,354,144
Short-Term Investments	3,769	-	-	-	3,769
Investments Purchased with Proceeds from Securities Lending	-	-	-	26,317	26,317
Total Investments in Securities	$ 1,357,913	$ -	$ -	$ 26,317	$ 1,384,230
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Benchmark Industrial Real Estate ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 99.7%
Diversified - 33.7%
Duke Realty Corp.	63,471	$2,115,489
Innovative Industrial Properties, Inc. (a)	8,825	932,538
Lexington Realty Trust	60,813	600,224
One Liberty Properties, Inc.	17,330	496,677
PS Business Parks, Inc.	3,812	667,100
		4,812,028
Storage - 3.8%
Life Storage, Inc.	5,566	542,629
Warehouse/Industrial - 62.2%
Americold Realty Trust	19,874	666,375
EastGroup Properties, Inc.	5,350	644,568
First Industrial Realty Trust, Inc.	16,718	638,460
Industrial Logistics Properties Trust	23,194	495,888
Liberty Property Trust	34,178	1,787,509
Monmouth Real Estate Investment Corp.	38,954	537,176
Prologis, Inc.	26,642	2,147,613
Rexford Industrial Realty, Inc.	16,435	680,409
STAG Industrial, Inc.	20,089	597,045
Terreno Realty Corp.	13,728	670,750
		8,865,793
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $13,210,987)		14,220,450

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 2.24% (b)	30,905	30,905
TOTAL SHORT-TERM INVESTMENTS (Cost $30,905)		30,905

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.0%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (b)	281,908	281,908
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $281,908)		281,908

Total Investments (Cost $13,523,800) - 101.9%		14,533,263
Liabilities in Excess of Other Assets - (1.9)%		(274,009)
TOTAL NET ASSETS - 100.0%		$14,259,254

Percentages are stated as a percent of net assets
(a)	All or portion of this security is on loan as of July 31, 2019. The total value of securites on loan is $267,768 or 1.9% of net assets.
(b)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Real Estate Investment Trusts	$ 14,220,450	$ -	$ -	$ -	$ 14,220,450
Short-Term Investments	30,905	-	-	-	30,905
Investments Purchased with Proceeds from Securities Lending	-	-	-	281,908	281,908
Total Investments in Securities	$ 14,251,355	$ -	$ -	$ 281,908	$ 14,533,263
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Benchmark Data & Infrastructure Real Estate ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 16.8%
Computer Software - 4.5%
InterXion Holding NV (a)	33,714	$2,538,664
Internet Connective Services - 0.2%
Internap Corp. (a)(b)	28,258	84,209
Real Estate Operations/Development - 0.7%
Landmark Infrastructure Partners LP	22,319	374,066
Telecom Services - 6.9%
GDS Holdings Ltd. -Class A - ADR (a)	74,418	3,064,533
Switch, Inc. - Class A (b)	63,852	866,472
		3,931,005
Telephone-Integrated - 4.5%
Zayo Group Holdings, Inc. (a)	76,386	2,576,500
TOTAL COMMON STOCKS (Cost $8,409,682)		9,504,444

REAL ESTATE INVESTMENT TRUSTS - 83.1%
Diversified - 70.3%
American Tower Corp. (b)	39,580	8,375,920
CoreSite Realty Corp.	21,303	2,232,767
Crown Castle International Corp.	63,490	8,460,677
Digital Realty Trust, Inc. (b)	21,215	2,426,147
Equinix, Inc.	17,051	8,561,307
Lamar Advertising Co. - Class A (b)	31,932	2,583,938
Outfront Media, Inc.	100,858	2,741,321
SBA Communications Corp. (a)	11,496	2,821,233
Uniti Group, Inc. (b)	194,373	1,636,621
		39,839,931
Storage - 4.2%
Iron Mountain, Inc. (b)	81,490	2,396,621
Warehouse/Industrial - 8.6%
CyrusOne, Inc.	42,195	2,421,993
QTS Realty Trust, Inc. - Class A (b)	53,785	2,489,170
		4,911,163
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $45,617,541)		47,147,715

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 2.24% (c)	65,804	65,804
TOTAL SHORT-TERM INVESTMENTS (Cost $65,804)		65,804

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 27.7%
Mount Vernon Liquid Assets Portfolio, LLC 2.45% (c)	15,693,887	15,693,887
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $15,693,887)		15,693,887

Total Investments (Cost $69,786,914) - 127.7%		72,411,850
Liabilities in Excess of Other Assets - (27.7)%		(15,717,294)
TOTAL NET ASSETS - 100.0%		$56,694,556

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of July 31, 2019. The total value of securites on loan is $15,835,462 or 27.9% of net assets.
(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 9,504,444	$ -	$ -	$ -	$ 9,504,444
Real Estate Investment Trusts	47,147,715	-	-	-	47,147,715
Short-Term Investments	65,804	-	-	-	65,804
Investments Purchased with Proceeds from Securities Lending	-	-	-	15,693,887	15,693,887
Total Investments in Securities	$ 56,717,963	$ -	$ -	$ 15,693,887	$ 72,411,850
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 0.9%
Boeing Co.	35	$11,941
Apparel - 3.1%
NIKE, Inc. - Class B	146	12,561
PVH Corp.	138	12,271
Skechers U.S.A, Inc. - Class A (a)	394	14,948
		39,780
Auto Parts & Equipment - 1.7%
BorgWarner, Inc.	297	11,226
Goodyear Tire & Rubber Co.	820	11,259
		22,485
Beverages - 0.9%
Brown-Forman Corp. - Class B	216	11,839
Biotechnology - 1.9%
Bio-Rad Laboratories, Inc. - Class A (a)	41	12,911
Regeneron Pharmaceuticals, Inc. (a)	40	12,190
		25,101
Building Materials - 1.0%
Johnson Controls International PLC	305	12,944
Chemicals - 5.8%
Air Products & Chemicals, Inc.	55	12,555
Celanese Corp. - Class A	117	13,124
Eastman Chemical Co.	169	12,734
Linde PLC	60	11,477
Mosaic Co.	518	13,048
Versum Materials, Inc.	237	12,319
		75,257
Commercial Services - 2.9%
ManpowerGroup, Inc.	134	12,241
Sabre Corp.	546	12,836
The Brink's Co.	147	13,254
		38,331
Computers - 5.2%
Accenture PLC - Class A	66	12,710
Apple, Inc.	63	13,422
Fortinet, Inc. (a)	161	12,930
Lumentum Holdings, Inc. (a)	264	14,950
NCR Corp. (a)	388	13,118
		67,130
Cosmetics/Personal Care - 2.0%
Estee Lauder Cos., Inc. - Class A	69	12,709
Procter & Gamble Co.	109	12,867
		25,576
Electrical Components & Equipment - 3.1%
AMETEK, Inc.	143	12,814
Littelfuse, Inc.	73	12,334
Universal Display Corp.	71	14,987
		40,135
Electronics - 9.6%
Amphenol Corp. - Class A	129	12,038
Coherent, Inc. (a)	102	14,163
Garmin Ltd.	152	11,946
Gentex Corp.	518	14,203
Mettler-Toledo International, Inc. (a)	15	11,351
National Instruments Corp.	305	12,737
PerkinElmer, Inc.	131	11,282
TE Connectivity Ltd.	134	12,382
Tech Data Corp. (a)	124	12,566
Waters Corp. (a)	60	12,633
		125,301
Healthcare-Products - 4.0%
Abbott Laboratories	148	12,891
The Cooper Cos., Inc.	38	12,821
Thermo Fisher Scientific, Inc.	43	11,940
West Pharmaceutical Services, Inc.	101	13,865
		51,517
Healthcare-Services - 2.1%
Catalent, Inc. (a)	245	13,840
IQVIA Holdings, Inc. (a)	86	13,689
		27,529
Household Products/Wares - 1.0%
Avery Dennison Corp.	110	12,636
Internet - 4.1%
Alphabet, Inc. - Class A (a)	11	13,400
Booking Holdings, Inc. (a)	7	13,206
F5 Networks, Inc. (a)	89	13,058
Facebook, Inc. - Class A (a)	67	13,014
		52,678
Leisure Time - 1.7%
Norwegian Cruise Line Holdings Ltd. (a)	224	11,075
Royal Caribbean Cruises Ltd.	98	11,401
		22,476
Machinery-Diversified - 4.8%
AGCO Corp.	168	12,936
Cognex Corp.	278	12,235
Graco, Inc.	246	11,828
Nordson Corp.	94	13,316
Xylem, Inc.	150	12,043
		62,358
Metal Fabricate/Hardware - 0.9%
The Timken Co.	257	11,748
Mining - 3.0%
Freeport-McMoRan, Inc.	1,142	12,630
Newmont Goldcorp Corp.	339	12,380
Royal Gold, Inc.	128	14,650
		39,660
Miscellaneous Manufacturing - 2.8%
3M Co.	73	12,754
Ingersoll-Rand PLC	98	12,119
ITT, Inc.	195	12,172
		37,045
Oil & Gas - 1.8%
Apache Corp.	443	10,818
Chevron Corp.	101	12,434
		23,252
Packaging & Containers - 1.8%
Greif, Inc.	345	12,061
Sealed Air Corp.	275	11,493
		23,554
Pharmaceuticals - 1.0%
Zoetis, Inc.	110	12,638
Retail - 1.0%
Tiffany & Co.	134	12,585
Semiconductors - 22.6%
Analog Devices, Inc.	117	13,743
Applied Materials, Inc.	295	14,564
Broadcom, Inc.	46	13,340
Cypress Semiconductor Corp.	552	12,679
Intel Corp.	263	13,295
IPG Photonics Corp. (a)	92	12,053
KLA Corp.	111	15,132
Lam Research Corp.	69	14,394
Microchip Technology, Inc.	146	13,785
Micron Technology, Inc. (a)	373	16,744
MKS Instruments, Inc.	169	14,387
Monolithic Power Systems, Inc.	96	14,223
NVIDIA Corp.	84	14,173
Qorvo, Inc. (a)	198	14,511
Semtech Corp.	267	14,116
Silicon Laboratories, Inc. (a)	121	13,577
Skyworks Solutions, Inc.	169	14,412
Synaptics, Inc. (a)	414	13,323
Teradyne, Inc.	276	15,382
Texas Instruments, Inc.	113	14,126
Xilinx, Inc.	106	12,106
		294,065
Software - 5.9%
ACI Worldwide, Inc. (a)	375	12,585
Activision Blizzard, Inc.	267	13,014
ANSYS, Inc. (a)	62	12,593
Cadence Design System, Inc. (a)	180	13,304
Electronic Arts, Inc. (a)	131	12,117
Microsoft Corp.	92	12,537
		76,150
Telecommunications - 1.1%
Arista Networks, Inc. (a)	52	14,220
Toys/Games/Hobbies - 1.1%
Hasbro, Inc.	113	13,691
Transportation - 1.0%
Expeditors International of Washington, Inc.	164	12,521
TOTAL COMMON STOCKS (Cost $1,238,928)		1,296,143

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 2.24% (b)	2,290	2,290
TOTAL SHORT-TERM INVESTMENTS (Cost $2,290)		2,290

Total Investments (Cost $1,241,218) - 100.0%		1,298,433
Other Assets in Excess of Liabilities - 0.0% (c)		180
TOTAL NET ASSETS - 100.0%		$1,298,613

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2019.
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 1,296,143	$ -	$ -	$ -	$ 1,296,143
Short-Term Investments	2,290	-	-	-	2,290
Total Investments in Securities	$ 1,298,433	$ -	$ -	$ -	$ 1,298,433
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.8%
Agriculture - 4.5%
Altria Group, Inc.	9,342	$439,728
Archer-Daniels-Midland Co.	11,650	478,582
Philip Morris International, Inc.	6,077	508,098
		1,426,408
Beverages - 9.1%
Brown-Forman Corp. - Class B	8,448	463,035
Coca-Cola Co.	9,262	487,459
Constellation Brands, Inc. - Class A (a)	2,533	498,545
Molson Coors Brewing Co. - Class B	8,682	468,741
Monster Beverage Corp. (a)	7,749	499,578
PepsiCo, Inc.	3,578	457,304
		2,874,662
Biotechnology - 7.7%
Alexion Pharmaceuticals, Inc. (a)	2,122	240,401
Amgen, Inc.	1,420	264,944
Biogen, Inc. (a)	1,100	261,602
Celgene Corp. (a)	2,592	238,101
Gilead Sciences, Inc.	3,772	247,142
Illumina, Inc. (a)	728	217,949
Incyte Corp. (a)	3,221	273,527
Nektar Therapeutics (a)	7,496	213,336
Regeneron Pharmaceuticals, Inc. (a)	820	249,903
Vertex Pharmaceuticals, Inc. (a)	1,469	244,765
		2,451,670
Cosmetics/Personal Care - 5.8%
Colgate-Palmolive Co.	6,478	464,732
Coty, Inc. - Class A	34,995	381,795
Estee Lauder Cos., Inc. - Class A	2,687	494,919
Procter & Gamble Co.	4,273	504,385
		1,845,831
Electronics - 3.1%
Agilent Technologies, Inc.	3,577	248,279
Mettler-Toledo International, Inc. (a)	315	238,376
PerkinElmer, Inc.	2,747	236,572
Waters Corp. (a)	1,232	259,410
		982,637
Food - 20.8%
Campbell Soup Co.	11,246	464,910
ConAgra Foods, Inc.	15,906	459,206
General Mills, Inc.	8,897	472,520
Hershey Co.	3,435	521,227
Hormel Foods Corp.	11,470	470,155
JM Smucker Co.	3,854	428,526
Kellogg Co.	8,391	488,524
Kroger Co.	19,589	414,503
Lamb Weston Holdings, Inc.	7,604	510,381
McCormick & Co., Inc.	3,032	480,693
Mondelez International, Inc. - Class A	8,632	461,726
Sysco Corp.	6,578	451,053
The Kraft Heinz Co.	15,678	501,853
Tyson Foods, Inc. - Class A	5,800	461,100
		6,586,377
Healthcare-Products - 17.1%
Abbott Laboratories	3,045	265,219
Abiomed, Inc. (a)	997	277,724
Align Technology, Inc. (a)	819	171,237
Baxter International, Inc.	3,213	269,796
Becton Dickinson and Co.	1,068	269,990
Boston Scientific Corp. (a)	6,205	263,464
Danaher Corp.	1,792	251,776
Dentsply Sirona, Inc.	4,410	240,125
Edwards Lifesciences Corp. (a)	1,359	289,263
Henry Schein, Inc. (a)	3,511	233,622
Hologic, Inc. (a)	5,259	269,524
IDEXX Laboratories, Inc. (a)	934	263,435
Intuitive Surgical, Inc. (a)	502	260,794
Medtronic PLC	2,566	261,578
ResMed, Inc.	2,120	272,844
Stryker Corp.	1,280	268,518
Teleflex, Inc.	780	264,997
The Cooper Cos., Inc.	774	261,148
Thermo Fisher Scientific, Inc.	875	242,970
Varian Medical Systems, Inc. (a)	1,914	224,646
Zimmer Biomet Holdings, Inc.	2,130	287,827
		5,410,497
Healthcare-Services - 9.4%
Anthem, Inc.	875	257,784
Centene Corp. (a)	4,675	243,521
DaVita, Inc. (a)	5,121	306,492
HCA Healthcare, Inc.	2,012	268,622
Humana, Inc.	994	294,969
IQVIA Holdings, Inc. (a)	1,771	281,890
Laboratory Corp. of American Holdings (a)	1,504	251,950
Quest Diagnostics, Inc.	2,477	252,852
UnitedHealth Group, Inc.	1,019	253,741
Universal Health Services, Inc. - Class B	2,038	307,453
WellCare Health Plans, Inc. (a)	870	249,908
		2,969,182
Household Products/Wares - 4.5%
Church & Dwight Co., Inc.	6,160	464,710
Clorox Co.	3,027	492,190
Kimberly-Clark Corp.	3,450	467,993
		1,424,893
Pharmaceuticals - 12.4%
AbbVie, Inc.	3,154	210,119
Allergan PLC	2,202	353,421
AmerisourceBergen Corp.	2,942	256,395
Bristol-Myers Squibb Co.	5,265	233,819
Cardinal Health, Inc.	5,669	259,243
Cigna Corp.	1,578	268,134
CVS Health Corp.	4,627	258,511
Eli Lilly & Co.	2,239	243,939
Johnson & Johnson	1,820	237,000
McKesson Corp.	1,880	261,226
Merck & Co., Inc.	3,024	250,962
Mylan NV (a)	14,999	313,479
Perrigo Co. PLC	5,798	313,150
Pfizer, Inc.	5,856	227,447
Zoetis, Inc.	2,258	259,422
		3,946,267
Retail - 4.6%
Costco Wholesale Corp.	1,827	503,576
Walgreens Boots Alliance, Inc.	8,924	486,269
Walmart, Inc.	4,357	480,925
		1,470,770
Software - 0.8%
Cerner Corp. (a)	3,465	248,267
TOTAL COMMON STOCKS (Cost $31,119,209)		31,637,461

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 2.24% (b)	37,513	37,513
TOTAL SHORT-TERM INVESTMENTS (Cost $37,513)		37,513

Total Investments (Cost $31,156,722) - 99.9%		31,674,974
Other Assets in Excess of Liabilities - 0.1%		19,159
TOTAL NET ASSETS - 100.0%		$31,694,133

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 31,637,461	$ -	$ -	$ -	$ 31,637,461
Short-Term Investments	37,513	-	-	-	37,513
Total Investments in Securities	$ 31,674,974	$ -	$ -	$ -	$ 31,674,974
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer US Cash Cows Growth ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.6%
Aerospace/Defense - 4.7%
Boeing Co.	346	$118,048
Apparel - 0.7%
Deckers Outdoor Corp. (a)	108	16,878
Biotechnology - 0.3%
Ligand Pharmaceuticals, Inc. (a)	73	6,680
Chemicals - 0.5%
The Chemours Co.	608	11,595
Commercial Services - 7.3%
Adtalem Global Ed, Inc. (a)	210	9,948
Asgn, Inc. (a)	196	12,358
Insperity, Inc.	153	16,271
PayPal Holdings, Inc. (a)	1,030	113,712
Sabre Corp.	1,019	23,957
Weight Watchers International, Inc. (a)	249	5,391
		181,637
Computers - 4.5%
Fortinet, Inc. (a)	634	50,917
Leidos Holdings, Inc.	535	43,923
Maximus, Inc.	237	17,422
		112,262
Distribution/Wholesale - 2.4%
WW Grainger, Inc.	206	59,952
Diversified Financial Services - 1.2%
Alliance Data Systems Corp.	194	30,443
Electric - 1.4%
NRG Energy, Inc.	991	33,833
Electrical Components & Equipment - 3.1%
Ametek, Inc.	856	76,706
Electronics - 1.6%
Trimble, Inc. (a)	950	40,147
Hand/Machine Tools - 0.6%
MSA Safety, Inc.	144	15,170
Healthcare-Services - 2.6%
Amedisys, Inc. (a)	119	16,409
Chemed Corp.	59	23,918
Encompass Health Corp.	367	23,429
		63,756
Household Products/Wares - 0.5%
Helen of Troy Ltd. (a)	93	13,790
Internet - 10.3%
Alphabet, Inc. - Class A (a)	111	135,220
Twitter, Inc. (a)	2,852	120,668
		255,888
Iron/Steel - 0.4%
Allegheny Technologies, Inc. (a)	468	10,188
Machinery-Diversified - 0.8%
Curtiss-Wright Corp.	159	20,179
Miscellaneous Manufacturing - 0.8%
ITT, Inc.	326	20,349
Office/Business Equipment - 1.7%
Zebra Technologies Corp. - Class A (a)	200	42,178
Oil & Gas - 11.2%
ConocoPhillips	2,035	120,228
HollyFrontier Corp.	634	31,554
Occidental Petroleum Corp.	2,435	125,062
		276,844
Pharmaceuticals - 0.1%
Mallinckrodt PLC (a)	311	2,118
Retail - 4.5%
AutoZone, Inc. (a)	91	102,196
Urban Outfitters, Inc. (a)	364	8,667
		110,863
Semiconductors - 12.2%
Broadcom, Inc.	450	130,495
Cypress Semiconductor Corp.	1,358	31,193
Semtech Corp. (a)	247	13,059
Silicon Laboratories, Inc. (a)	161	18,066
Xilinx, Inc.	952	108,728
		301,541
Software - 5.2%
Akamai Technologies, Inc. (a)	609	53,671
CommVault Systems, Inc. (a)	169	7,679
J2 Global, Inc.	182	16,215
Take-Two Interactive Software, Inc. (a)	418	51,213
		128,778
Telecommunications - 13.6%
Cisco Systems, Inc.	2,193	121,492
Motorola Solutions, Inc.	618	102,564
Verizon Communications, Inc.	2,060	113,856
		337,912
Transportation - 6.4%
CSX Corp.	1,551	109,191
Expeditors International of Washington, Inc.	638	48,711
		157,902
TOTAL COMMON STOCKS (Cost $2,460,950)		2,445,637

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Omega Healthcare Investors, Inc.	796	28,895
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $29,001)		28,895

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
U.S. Bank Money Market Deposit Account, 2.24% (b)	3,881	3,881
TOTAL SHORT-TERM INVESTMENTS (Cost $3,881)		3,881

Total Investments (Cost $2,493,832) - 100.0%		2,478,413
Other Assets in Excess of Liabilities - 0.0% (c)		1,168
TOTAL NET ASSETS - 100.0%		$2,479,581

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate shown is as of July 31, 2019
(c)	Less than 0.05%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,445,637	$ -	$ -	$ -	$ 2,445,637
Real Estate Investment Trusts	28,895	-	-	-	28,895
Short-Term Investments	3,881	-	-	-	$ 3,881
Total Investments in Securities	$ 2,478,413	$ -	$ -	$ -	$ 2,478,413
^ See Schedule of Investments for industry breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Trendpilot International ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.3%
Australia - 6.0%
AGL Energy Ltd.	3,065	$43,953
Amcor Ltd.	5,365	56,977
Aristocrat Leisure Ltd.	2,963	62,104
ASX Ltd.	878	53,347
Australia & New Zealand Banking Group Ltd.	13,650	260,527
BHP Billiton Ltd. - ADR	6,893	378,632
Brambles Ltd.	7,363	66,062
CIMIC Group Ltd.	459	11,517
Coles Group Ltd. (a)	5,229	50,777
Commonwealth Bank of Australia	8,179	460,321
CSL Ltd.	2,062	323,787
Fortescue Metals Group Ltd.	8,332	47,463
Insurance Australia Group Ltd.	10,683	63,047
Macquarie Group Ltd.	1,479	130,260
National Australia Bank Ltd.	12,918	251,856
Newcrest Mining Ltd.	3,535	86,011
Oil Search Ltd.	6,130	29,805
Origin Energy Ltd.	8,128	44,133
QBE Insurance Group Ltd.	6,383	54,519
Ramsay Health Care Ltd.	623	31,007
Rio Tinto Ltd.	1,705	115,314
Santos Ltd.	8,179	40,439
Scentre Group	24,658	67,281
South32 Ltd.	23,842	51,196
Suncorp Group Ltd.	5,977	55,220
Sydney Airport	5,076	29,019
Telstra Corp. Ltd.	19,304	52,408
Transurban Group	12,094	128,606
Treasury Wine Estates Ltd.	3,320	40,186
Wesfarmers Ltd.	5,229	140,138
Westpac Banking Corp. - ADR	15,884	311,803
Woodside Petroleum Ltd.	4,300	102,037
Woolworths Group Ltd.	6,079	148,077
		3,787,829
Austria - 0.3%
Ams AG (a)	306	16,147
Andritz AG	357	12,789
BAWAG Group AG (b)	204	8,116
CA Immobilien Anlagen AG	357	12,567
Erste Group Bank AG	1,388	49,845
OMV AG	674	33,807
Raiffeisen Bank International AG	623	14,635
Telekom Austria AG	674	4,999
Verbund AG	306	17,140
Vienna Insurance Group AG Wiener Versicherung Gruppe	204	5,239
Voestalpine AG	521	13,865
		189,149
Belgium - 1.2%
Ageas	878	47,305
Anheuser-Busch InBev SA/NV - ADR	4,617	466,225
Groupe Bruxelles Lambert SA	357	33,782
KBC Groep NV	1,603	103,419
Solvay SA - Class A	357	36,698
UCB SA	623	48,704
Umicore SA	980	30,853
		766,986
Canada - 8.7%
Alimentation Couche-Tard, Inc.	2,011	123,269
Bank of Montreal	2,963	221,662
Barrick Gold Corp.	8,366	136,031
BCE, Inc.	1,388	62,613
Canadian Imperial Bank of Commerce	2,062	162,218
Canadian National Railway Co.	3,371	318,930
Canadian Natural Resources Ltd.	5,569	140,784
Canadian Pacific Railway Ltd.	674	160,810
Cenovus Energy, Inc.	4,719	43,792
CGI, Inc. (a)	1,133	87,162
Constellation Software Inc.	82	78,017
Dollarama, Inc. (a)	1,337	49,537
Enbridge, Inc.	9,397	313,766
Encana Corp.	6,944	31,734
Fairfax Financial Holdings Ltd.	153	70,883
Fortis, Inc.	1,960	77,263
Franco-Nevada Corp.	878	76,237
George Weston Ltd.	357	28,234
Great-West Lifeco, Inc.	1,184	25,998
Husky Energy, Inc.	1,388	10,769
Hydro One Ltd. (b)	1,398	24,691
Imperial Oil Ltd.	1,082	29,636
Intact Financial Corp.	674	62,824
Loblaw Cos Ltd.	827	42,910
Magna International, Inc.	1,388	69,983
Manulife Financial Corp.	9,080	164,167
National Bank of Canada	1,552	75,119
Nutrien Ltd.	2,810	154,016
Pembina Pipeline Corp.	2,317	84,084
Power Corp of Canada	1,552	32,903
Power Financial Corp.	1,031	22,568
Restaurant Brands International, Inc.	1,184	87,261
Rogers Communications, Inc.	1,654	85,826
Royal Bank of Canada	6,689	527,829
Saputo, Inc.	1,031	31,138
Shaw Communications, Inc.	2,062	40,374
Shopify, Inc.	459	145,907
Sun Life Financial, Inc.	2,759	114,195
Suncor Energy, Inc.	7,363	211,318
TC Energy Corp.	4,249	208,031
Teck Resources Ltd.	2,317	47,475
TELUS Corp.	929	33,360
The Bank of Nova Scotia	5,671	302,718
The Toronto-Dominion Bank	8,519	497,851
Thomson Reuters Corp.	827	55,550
Tilray, Inc. (a)	39	1,592
Waste Connections, Inc.	1,235	112,039
		5,485,074
Denmark - 1.5%
AP Moller - Maersk A/S	30	33,745
Carlsberg A/S	521	71,178
Coloplast A/S	572	66,834
Danske Bank A/S	3,218	47,823
DSV A/S	878	83,950
Genmab A/S	306	56,793
Novo Nordisk A/S - ADR	8,128	389,494
Novozymes A/S	1,031	47,884
Orsted A/S (b)	776	70,884
Vestas Wind Systems A/S	980	80,599
		949,184
Finland - 1.1%
Elisa OYJ	725	34,093
Fortum OYJ	2,011	46,305
Kone OYJ - Class B	1,858	106,131
Neste OYJ	1,756	58,297
Nokia OYJ - ADR	25,978	140,541
Nordea Bank Abp	14,802	94,990
Sampo OYJ - Class A	2,266	94,494
Stora Enso OYJ - Class R	2,657	30,693
UPM-Kymmene OYJ	2,504	67,774
Wartsila OYJ Abp	2,113	26,631
		699,949
France - 8.1%
Air Liquide SA	1,960	271,216
AXA SA	9,131	231,474
BNP Paribas SA - ADR	10,632	249,108
Cie de Saint-Gobain	2,555	98,301
Credit Agricole SA	5,671	67,675
Danone SA - ADR	14,955	257,525
Dassault Systemes SE	623	95,173
Electricite de France SA	2,215	27,499
Engie SA	8,519	131,273
EssilorLuxottica SA	1,184	160,756
Hermes International	153	107,822
Kering	357	185,546
L'Oreal SA	1,133	303,525
LVMH Moet Hennessy Louis Vuitton SE - ADR	6,350	525,336
Orange SA - ADR	9,958	146,582
Pernod Ricard SA	980	172,547
Renault SA	980	54,829
Safran SA	1,501	215,760
Sanofi - ADR	11,043	460,493
Schneider Electric SE	2,504	216,433
Societe Generale SA	3,535	86,894
Thales SA	521	58,857
TOTAL SA - ADR	11,568	598,528
Unibail-Rodamco-Westfield	674	90,281
Vinci SA	2,368	244,418
Vivendi SA	3,535	98,536
		5,156,387
Germany - 6.7%
adidas AG	827	265,081
Allianz SE - ADR	19,661	456,037
BASF SE - ADR	17,051	284,581
Bayer AG - ADR	17,204	279,221
Bayerische Motoren Werke AG	1,501	111,046
Beiersdorf AG	459	53,352
Continental AG	521	72,232
Daimler AG	4,617	239,682
Deutsche Bank AG	8,825	68,776
Deutsche Boerse AG	878	122,757
Deutsche Post AG	4,515	147,494
Deutsche Telekom AG	15,006	247,182
E.ON SE	10,224	102,473
Fresenius Medical Care AG & Co KGaA - ADR	1,960	68,149
Fresenius SE & Co. KGaA	1,909	96,238
Henkel AG & Co. KGaA	459	43,215
Infineon Technologies AG	5,178	97,560
Innogy SE (b)	623	30,007
Merck KGaA	623	63,752
Muenchener Rueckversicherungs-Gesellschaft AG - Class R	725	174,801
SAP SE - ADR	4,974	611,951
Siemens AG - ADR	7,873	430,653
Siemens Healthineers AG (b)	674	28,215
Volkswagen AG	153	26,202
Wirecard AG	521	87,435
		4,208,092
Hong Kong - 3.1%
AIA Group Ltd. - ADR	14,232	584,238
BOC Hong Kong Holdings Ltd.	16,683	64,148
CK Asset Holdings Ltd.	12,309	93,322
CK Hutchison Holdings Ltd.	12,870	121,085
CK Infrastructure Holdings Ltd.	3,433	26,685
CLP Holdings Ltd.	8,468	92,218
Evergrande Health Industry Group Ltd. (a)	10,009	11,316
Fosun International Ltd.	11,091	14,650
Galaxy Entertainment Group Ltd.	11,635	80,260
Hang Seng Bank Ltd.	3,371	80,484
Henderson Land Development Co. Ltd.	7,628	39,708
Hong Kong & China Gas Co. Ltd.	45,510	100,808
Hong Kong Exchanges & Clearing Ltd.	5,518	187,219
Hongkong Land Holdings Ltd.	5,416	33,146
Jardine Matheson Holdings Ltd.	1,450	88,290
Jardine Strategic Holdings Ltd.	827	28,532
MTR Corp Ltd.	7,414	48,823
Power Assets Holdings Ltd.	6,028	43,238
Sands China Ltd.	11,278	54,891
Sun Hung Kai Properties Ltd.	7,148	115,874
Swire Pacific Ltd.	4,147	7,417
Swire Pacific Ltd. - Class A	2,266	25,965
Swire Properties Ltd.	4,872	17,706
Wharf Real Estate Investment Co. Ltd.	5,365	34,062
		1,994,085
Ireland - 0.6%
AIB Group PLC	3,637	12,481
Bank of Ireland Group PLC	4,300	19,040
CRH PLC - ADR	3,790	126,434
DCC PLC	459	38,861
Kerry Group PLC - Class A	725	84,592
Kingspan Group PLC	725	35,554
Ryanair Holdings PLC - ADR (a)	459	28,518
Smurfit Kappa Group PLC	1,082	34,161
		379,641
Israel - 0.6%
Azrieli Group Ltd.	204	14,361
Bank Hapoalim BM	4,923	37,419
Bank Leumi Le-Israel BM	6,536	47,781
Bezeq The Israeli Telecommunication Corp. Ltd.	9,499	6,492
Check Point Software Technologies Ltd. (a)	623	69,745
Israel Chemicals Ltd.	3,167	17,172
Israel Discount Bank Ltd.	5,416	23,537
Mellanox Technologies Ltd. (a)	204	22,974
Mizrahi Tefahot Bank Ltd. (a)	725	17,447
Nice Ltd. - ADR (a)	306	46,732
Taro Pharmaceutical Industries Ltd.	154	12,439
Teva Pharmaceutical Industries Ltd. - ADR	4,515	35,804
Wix.com Ltd. (a)	204	30,298
		382,201
Italy - 1.8%
Assicurazioni Generali SpA	5,722	106,669
Atlantia SpA	2,164	55,721
Enel SpA	35,806	245,712
Eni SpA - ADR	5,926	185,543
EXOR NV	459	31,991
Ferrari NV	572	92,226
Intesa Sanpaolo SpA	73,000	158,422
Poste Italiane SpA (b)	2,113	22,596
PRADA SpA	2,368	7,336
Snam SpA	10,377	50,992
Telecom Italia SpA (a)	53,520	30,251
Telecom Italia SpA - Savings Shares	27,910	14,830
Terna Rete Elettrica Nazionale SpA	6,536	39,824
UniCredit SpA	9,805	115,662
		1,157,775
Japan - 23.0%
Acom Co. Ltd.	2,113	7,497
Aeon Co. Ltd.	4,044	70,330
Aisin Seiki Co. Ltd.	843	27,470
Ajinomoto Co, Inc.	2,555	45,961
ANA Holdings, Inc.	521	17,537
Asahi Glass Co. Ltd.	1,031	31,748
Asahi Group Holdings Ltd.	2,061	89,703
Asahi Kasei Corp.	6,536	66,868
Astellas Pharma, Inc.	9,182	131,117
Bandai Namco Holdings, Inc.	1,030	55,860
Bridgestone Corp.	2,810	105,901
Canon, Inc. - ADR	5,025	136,177
Central Japan Railway Co.	945	190,407
Chubu Electric Power Co, Inc.	3,320	46,966
Chugai Pharmaceutical Co. Ltd.	980	70,264
Coca-Cola Bottlers Japan Holdings, Inc.	725	17,947
Concordia Financial Group Ltd.	5,874	20,788
CyberAgent, Inc.	459	18,649
Dai Nippon Printing Co. Ltd.	1,388	29,268
Dai-ichi Life Holdings, Inc.	5,534	81,746
Daiichi Sankyo Co. Ltd.	2,810	171,689
Daikin Industries Ltd.	1,337	166,956
Daito Trust Construction Co. Ltd.	333	43,083
Daiwa House Industry Co. Ltd.	3,115	89,078
Daiwa Securities Group, Inc.	7,466	32,358
Denso Corp.	2,418	103,086
Dentsu, Inc.	1,133	37,701
East Japan Railway Co.	1,756	161,493
Eisai Co. Ltd.	1,387	75,298
FamilyMart UNY Holdings Co. Ltd.	1,438	30,798
FANUC Corp. - ADR	8,978	159,539
Fast Retailing Co. Ltd.	282	169,915
FUJIFILM Holdings Corp.	2,010	95,724
Fujitsu Ltd.	945	74,208
Hankyu Hanshin Holdings, Inc.	1,183	41,702
Hikari Tsushin, Inc.	102	22,605
Hino Motors Ltd.	1,336	10,770
Hitachi Ltd.	4,464	159,701
Honda Motor Co. Ltd. - ADR	8,417	209,415
Hoya Corp.	1,756	135,667
Hulic Co. Ltd.	2,265	19,529
Idemitsu Kosan Co. Ltd.	1,183	32,840
Inpex Corp.	5,024	44,394
Isuzu Motors Ltd.	2,861	31,860
ITOCHU Corp.	6,842	130,941
Japan Airlines Co. Ltd.	521	16,412
Japan Exchange Group, Inc.	2,469	36,380
Japan Post Bank Co. Ltd.	1,858	18,069
Japan Post Holdings Co. Ltd.	6,893	67,669
Japan Post Insurance Co. Ltd.	306	5,114
Japan Tobacco, Inc.	5,177	115,137
JFE Holdings, Inc.	2,673	35,565
JXTG Holdings, Inc.	15,680	74,184
KAJIMA Corp.	2,316	29,975
Kansai Paint Co. Ltd.	1,184	23,465
Kao Corp.	2,265	166,122
KDDI Corp.	8,112	212,773
Keio Corp.	572	35,543
Keyence Corp.	435	252,427
Kikkoman Corp.	792	36,218
Kintetsu Group Holdings Co. Ltd.	878	41,806
Kirin Holdings Co. Ltd.	4,248	92,543
Koito Manufacturing Co. Ltd.	588	29,673
Komatsu Ltd.	4,503	101,223
Konami Holdings Corp.	459	19,577
Kose Corp.	153	26,173
Kubota Corp.	5,416	84,259
Kyocera Corp.	1,654	101,712
Kyowa Kirin Co. Ltd.	1,132	18,761
Lawson, Inc.	216	10,821
LINE Corp. (a)	306	9,774
LIXIL Group Corp.	1,337	23,228
M3, Inc.	1,897	38,641
Makita Corp.	1,286	42,496
Marubeni Corp.	8,061	52,609
Mazda Motor Corp.	2,775	27,523
MEIJI Holdings Co. Ltd.	674	46,899
MINEBEA MITSUMI, Inc.	1,960	33,889
MISUMI Group, Inc.	1,286	29,245
Mitsubishi Chemical Holdings Corp.	6,995	49,934
Mitsubishi Corp.	7,364	198,772
Mitsubishi Electric Corp.	9,958	131,123
Mitsubishi Estate Co. Ltd.	6,435	119,011
Mitsubishi Heavy Industries Ltd.	1,552	64,311
Mitsubishi Motors Corp.	3,167	14,032
Mitsubishi Tanabe Pharma Corp.	1,133	12,883
Mitsubishi UFJ Financial Group, Inc. - ADR	61,456	305,436
Mitsui & Co. Ltd.	8,077	132,080
Mitsui Fudosan Co. Ltd.	4,566	103,731
Mizuho Financial Group, Inc.	117,886	167,309
MS&AD Insurance Group Holdings, Inc.	2,317	76,268
Murata Manufacturing Co. Ltd.	2,963	131,904
NEC Corp.	1,197	49,293
Nexon Co. Ltd.	2,112	33,624
Nidec Corp.	1,285	173,810
Nikon Corp.	1,846	25,079
Nintendo Co. Ltd. - ADR	4,165	192,381
Nippon Express Co. Ltd.	384	21,743
Nippon Paint Holdings Co. Ltd.	894	39,075
Nippon Steel Corp.	4,249	67,041
Nippon Telegraph & Telephone Corp.	3,013	136,318
Nissan Motor Co. Ltd.	11,142	72,798
Nissin Foods Holdings Co. Ltd.	357	22,282
Nitori Holdings Co. Ltd.	408	55,243
Nitto Denko Corp.	725	35,920
Nomura Holdings, Inc.	15,057	47,556
Nomura Research Institute Ltd.	1,869	33,312
NSK Ltd.	2,164	18,439
NTT Data Corp.	3,013	39,743
NTT DOCOMO, Inc.	4,923	118,335
Obayashi Corp.	3,320	31,616
Obic Co. Ltd.	306	32,825
Odakyu Electric Railway Co. Ltd.	1,552	34,781
Olympus Corp.	6,028	66,104
Omron Corp.	980	47,203
Ono Pharmaceutical Co. Ltd.	2,368	43,163
Oracle Corp Japan	153	12,770
Oriental Land Co. Ltd.	1,031	136,847
ORIX Corp.	6,130	87,986
Osaka Gas Co. Ltd.	1,909	35,165
Otsuka Holdings Co. Ltd.	2,571	94,933
Pan Pacific International Holdings Corp.	639	40,881
Panasonic Corp.	10,820	91,969
Pola Orbis Holdings, Inc.	384	9,682
Rakuten, Inc.	3,778	38,756
Recruit Holdings Co. Ltd.	7,313	249,929
Renesas Electronics Corp. (a)	3,421	20,408
Resona Holdings, Inc.	10,225	41,768
Ricoh Co Ltd.	3,472	31,979
Rohm Co. Ltd.	435	30,669
Ryohin Keikaku Co. Ltd.	114	20,361
Santen Pharmaceutical Co. Ltd.	1,858	30,076
Secom Co. Ltd.	980	77,029
Seibu Holdings, Inc.	1,336	21,110
Seiko Epson Corp.	1,489	22,036
Sekisui Chemical Co. Ltd.	2,011	29,964
Sekisui House Ltd.	3,014	50,852
Seven & i Holdings Co. Ltd.	3,688	126,380
SG Holdings Co. Ltd.	1,132	30,040
Sharp Corp.	843	10,686
Shimadzu Corp.	1,285	31,159
Shimano, Inc.	384	54,464
Shimizu Corp.	3,370	27,291
Shin-Etsu Chemical Co. Ltd.	1,858	190,514
Shionogi & Co. Ltd.	1,336	74,383
Shiseido Co. Ltd.	1,846	136,528
SMC Corp.	306	112,117
SoftBank Group Corp. - ADR	16,260	419,833
Sompo Holdings, Inc.	1,705	71,027
Sony Corp. - ADR	5,827	331,323
Sony Financial Holdings, Inc.	741	18,057
Subaru Corp.	2,963	69,302
Sumitomo Chemical Co. Ltd.	7,670	35,251
Sumitomo Corp.	5,789	86,391
Sumitomo Dainippon Pharma Co. Ltd.	776	14,316
Sumitomo Electric Industries Ltd.	3,676	45,751
Sumitomo Metal Mining Co. Ltd.	1,285	36,794
Sumitomo Mitsui Financial Group, Inc. - ADR	33,225	231,246
Sumitomo Mitsui Trust Holdings, Inc.	1,795	61,610
Sumitomo Realty & Development Co. Ltd.	2,214	80,936
Suntory Beverage & Food Ltd.	588	23,430
Suzuki Motor Corp.	2,061	80,875
Sysmex Corp.	725	52,941
T&D Holdings, Inc.	2,877	32,422
Taisei Corp.	1,031	35,728
Taisho Pharmaceutical Holdings Co. Ltd.	255	19,525
Takeda Pharmaceutical Co. Ltd. - ADR	14,292	251,539
TDK Corp.	588	45,780
Terumo Corp.	3,115	91,111
The Chiba Bank Ltd.	3,625	17,993
The Kansai Electric Power Co., Inc.	3,739	46,261
The Shizuoka Bank Ltd.	2,622	18,124
Tobu Railway Co. Ltd.	980	28,015
Toho Co. Ltd./Tokyo	639	24,963
Tohoku Electric Power Co., Inc.	2,316	23,226
Tokio Marine Holdings, Inc.	3,320	176,910
Tokyo Electric Power Co. Holdings, Inc. (a)	3,727	17,986
Tokyo Electron Ltd.	741	127,337
Tokyo Gas Co. Ltd.	1,846	46,180
Tokyu Corp.	2,622	46,082
Toppan Printing Co. Ltd.	1,501	24,531
Toray Industries, Inc.	7,567	52,369
Toshiba Corp.	2,520	80,726
TOTO Ltd.	725	29,223
Toyota Industries Corp.	945	49,252
Toyota Motor Corp. - ADR	6,232	804,240
Toyota Tsusho Corp.	1,082	31,528
Trend Micro, Inc.	537	23,521
Unicharm Corp.	1,858	52,910
West Japan Railway Co.	878	72,135
Yahoo Japan Corp.	5,229	15,429
Yakult Honsha Co Ltd.	741	42,026
Yamaha Corp.	776	36,806
Yamaha Motor Co. Ltd.	1,450	25,564
Yamato Holdings Co. Ltd.	1,897	37,377
Yaskawa Electric Corp.	1,234	41,402
ZOZO, Inc.	878	16,650
		14,525,623
Jersey - 0.4%
Experian PLC	4,249	129,181
Ferguson PLC	1,082	81,107
WPP PLC - ADR	1,184	69,714
		280,002
Luxembourg - 0.2%
RTL Group SA	204	10,063
SES SA	1,756	29,081
Spotify Technology SA (a)	255	39,510
Subsea 7 SA	1,184	12,766
Tenaris SA - ADR	1,133	28,302
		119,722
Netherlands - 3.7%
ABN AMRO Group NV (b)	1,909	37,954
Airbus SE - ADR	10,684	377,786
Akzo Nobel NV	1,082	102,350
ArcelorMittal	2,963	47,620
ASML Holding NV	1,960	440,021
Heineken Holding NV	572	58,065
Heineken NV	1,082	116,328
ING Groep NV - ADR	17,867	198,324
Koninklijke Ahold Delhaize NV	5,467	123,793
Koninklijke Philips NV	4,362	205,149
NXP Semiconductors NV	1,352	139,783
Unilever NV	7,975	461,988
		2,309,161
New Zealand - 0.4%
A2 Milk Co. Ltd. (a)	3,433	40,619
Air New Zealand Ltd.	2,504	4,464
Auckland International Airport Ltd.	4,362	26,650
Contact Energy Ltd.	3,320	16,982
Fisher & Paykel Healthcare Corp. Ltd.	2,657	28,786
Fletcher Building Ltd.	3,943	12,841
Mercury NZ Ltd.	2,912	8,728
Meridian Energy Ltd.	5,824	17,992
Ryman Healthcare Ltd.	1,909	16,169
SKYCITY Entertainment Group Ltd.	3,167	8,318
Spark New Zealand Ltd.	8,519	22,262
Xero Ltd. (a)	521	23,130
Z Energy Ltd.	1,858	7,918
		234,859
Norway - 0.7%
Adevinta ASA -Class A (a)	357	4,007
Adevinta ASA - Class B (a)	459	5,105
Aker BP ASA	521	14,824
DNB ASA	4,300	77,073
Equinor ASA - ADR	5,127	91,312
Gjensidige Forsikring ASA	878	17,095
Leroy Seafood Group ASA	1,286	8,131
Mowi ASA	2,011	48,386
Norsk Hydro ASA	6,383	21,916
Orkla ASA	3,841	32,734
Salmar ASA	255	11,790
Schibsted ASA	357	9,650
Schibsted ASA	459	11,857
Telenor ASA	3,065	62,326
Yara International ASA	827	38,900
		455,106
Portugal - 0.1%
EDP - Energias de Portugal SA	11,329	41,650
Galp Energia SGPS SA	2,113	32,946
Jeronimo Martins SGPS SA	1,133	18,318
		92,914
Republic of Korea - 2.7%
Celltrion, Inc. (a)	361	52,025
Hana Financial Group, Inc.	436	12,806
Hyundai Mobis Co. Ltd.	169	34,426
Hyundai Motor Co.	361	38,599
KB Financial Group, Inc. - ADR	1,858	67,204
Kia Motors Corp.	436	16,123
KT Corp. - ADR	1,133	13,369
LG Chem Ltd.	169	48,210
LG Corp.	420	25,098
NAVER Corp.	636	74,185
POSCO - ADR	1,501	70,292
Samsung C&T Corp.	275	21,315
Samsung Electronics Co. Ltd.	24,033	921,221
Samsung Fire & Marine Insurance Co Ltd.	130	28,898
Samsung SDI Co. Ltd.	134	28,202
Shinhan Financial Group Co. Ltd.	1,444	53,093
SK Holdings Co. Ltd.	130	24,284
SK Hynix, Inc.	2,317	150,602
SK Telecom Co. Ltd. - ADR	1,654	37,893
		1,717,845
Singapore - 1.2%
CapitaLand Ltd.	11,584	30,517
City Developments Ltd.	2,861	20,217
DBS Group Holdings Ltd.	8,417	161,774
Flex Ltd. (a)	2,453	27,351
Genting Singapore Ltd.	26,284	17,598
Jardine Cycle & Carriage Ltd.	459	11,294
Keppel Corp. Ltd.	6,740	31,392
Oversea-Chinese Banking Corp. Ltd.	18,696	157,013
Singapore Airlines Ltd.	2,453	17,263
Singapore Exchange Ltd.	3,790	21,845
Singapore Technologies Engineering Ltd.	7,097	21,899
Singapore Telecommunications Ltd.	36,316	88,008
United Overseas Bank Ltd.	6,587	126,553
Wilmar International Ltd.	16,734	48,591
		781,315
South Korea - 0.1%
KT&G Corp.	285	23,198
SK Innovation Co. Ltd.	134	19,368
		42,566
Spain - 2.4%
Aena SME SA (b)	357	64,852
Amadeus IT Holding SA	2,011	158,861
Banco Bilbao Vizcaya Argentaria SA - ADR	30,962	158,216
Banco Santander SA - ADR	76,813	325,687
CaixaBank SA	16,632	41,150
EDP Renovaveis SA	878	9,020
Endesa SA	1,501	37,137
Iberdrola SA	28,420	269,621
Industria de Diseno Textil SA	4,872	145,781
International Consolidated Airlines Group SA	3,688	19,034
Naturgy Energy Group SA	1,654	41,930
Repsol SA	6,075	96,740
Telefonica SA - ADR	21,440	163,158
		1,531,187
Sweden - 2.3%
Alfa Laval AB	1,388	26,018
Assa Abloy AB	4,566	105,345
Atlas Copco AB - Series B	1,807	49,527
Atlas Copco AB - Series A	3,014	92,654
Boliden AB	1,286	29,291
Electrolux AB	1,184	27,476
Epiroc AB - Series B	1,807	18,816
Epiroc AB - Series A	2,912	31,980
Essity AB	2,810	83,766
Hennes & Mauritz AB	3,790	66,163
Hexagon AB	1,235	60,080
Industrivarden AB - Series C	776	16,900
Industrivarden AB - Series A	725	16,164
Investor AB	2,113	100,737
Kinnevik AB	1,133	28,943
L E Lundbergforetagen AB	255	9,465
Lundin Petroleum AB	827	26,159
Sandvik AB	5,076	78,363
Skandinaviska Enskilda Banken AB	7,465	70,360
Skanska AB	1,705	31,898
SKF AB	1,756	28,881
Svenska Cellulosa AB SCA	2,810	23,356
Svenska Handelsbanken AB - Series A	6,944	62,675
Svenska Handelsbanken AB - Series B	153	1,452
Swedbank AB	4,300	58,839
Swedish Match AB	827	31,663
Swedish Orphan Biovitrum AB (a)	827	16,024
Telefonaktiebolaget LM Ericsson - ADR	12,972	112,986
Telia Co. AB	12,666	56,570
Volvo AB	7,618	113,743
		1,476,294
Switzerland - 7.8%
ABB Ltd. - ADR	8,978	168,786
Alcon, Inc. (a)	2,317	135,123
Cie Financiere Richemont SA	2,368	203,335
Credit Suisse Group AG - ADR	11,236	135,619
Glencore PLC	56,113	181,823
Nestle SA - ADR	13,980	1,482,998
Novartis AG - ADR	11,697	1,071,211
Roche Holding AG - ADR	26,751	897,496
STMicroelectronics NV	3,065	56,697
Swiss Re AG	1,388	134,760
UBS Group AG	17,663	197,045
Zurich Insurance Group AG	725	252,589
		4,917,482
United Kingdom - 13.6%
Anglo American PLC	6,536	162,069
Associated British Foods PLC	1,659	48,824
AstraZeneca PLC - ADR	11,800	512,238
Atlassian Corp PLC (a)	521	73,003
Aviva PLC	18,258	90,169
BAE Systems PLC - ADR	3,688	97,806
Barclays PLC - ADR	18,681	139,734
BHP Group PLC - ADR	4,923	235,024
BP PLC - ADR	15,475	614,976
British American Tobacco PLC - ADR	10,683	380,422
BT Group PLC - ADR	8,077	96,278
CNH Industrial NV	4,617	46,889
Coca-Cola European Partners PLC	1,082	59,813
Compass Group PLC	7,414	187,807
Diageo Plc - ADR	2,810	468,933
Fiat Chrysler Automobiles NV	5,076	67,632
GlaxoSmithKline PLC - ADR	11,533	476,082
HSBC Holdings PLC - ADR	18,877	758,100
Imperial Brands PLC - ADR	4,464	113,743
Legal & General Group PLC	27,389	87,200
Lloyds Banking Group PLC - ADR	84,063	216,042
London Stock Exchange Group PLC	1,450	116,839
Melrose Industries PLC	22,545	51,256
National Grid PLC - ADR	3,433	176,593
Prudential PLC - ADR	5,977	248,045
Reckitt Benckiser Group PLC - ADR	17,102	266,620
RELX PLC - ADR	9,346	221,781
Rio Tinto PLC - ADR	5,127	292,649
Rolls-Royce Holdings PLC	8,774	91,976
Royal Bank of Scotland Group PLC - ADR	10,377	55,828
Royal Dutch Shell PLC - ADR	18,474	1,172,545
Smith & Nephew PLC - ADR	2,062	93,697
SSE PLC	4,770	63,838
Standard Chartered PLC	12,870	105,927
Tesco PLC	45,039	122,306
Unilever PLC - ADR	5,518	331,742
Vodafone Group PLC - ADR	12,462	225,811
		8,570,237
United States - 0.3%
		181,814
TOTAL COMMON STOCKS (Cost $61,832,788)		62,210,665

PREFERRED STOCKS - 0.5%
Germany - 0.4%
Bayerische Motoren Werke AG	255	15,201
Henkel AG & Co. KGaA	827	85,360
Volkswagen AG	878	146,706
		247,267
Republic of Korea - 0.1%
Samsung Electronics Co. Ltd.	2,911	91,038
TOTAL PREFERRED STOCKS (Cost $332,403)		338,305

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Australia - 0.2%
Goodman Group	7,465	75,604
Vicinity Centres	14,904	26,602
		102,206
Canada - 0.3%
Brookfield Asset Management, Inc.	4,045	198,205
Hong Kong - 0.2%
Link REIT	9,805	114,482
Japan - 0.2%
Japan Real Estate Investment Corp.	6	37,559
Nippon Building Fund, Inc.	6	42,136
Nomura Real Estate Master Fund, Inc.	21	33,375
		113,070
Singapore - 0.1%
Ascendas Real Estate Investment Trust	11,839	26,364
CapitaLand Mall Trust	12,972	24,734
		51,098
United States - 0.0% (c)
Brookfield Property REIT, Inc. - Class A	459	8,863
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $579,995)		587,924

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 2.24% (d)	82,873	82,873
TOTAL SHORT-TERM INVESTMENTS (Cost $82,873)		82,873

Total Investments (Cost $62,828,059) - 99.9%		63,219,767
Other Assets in Excess of Liabilities - 0.1%		64,227
TOTAL NET ASSETS - 100.0%		$63,283,994
Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $287,316 or 0.45% of net assets.

(c)	Less than 0.05%.
(d)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 62,210,665	$ -	$ -	$ -	$ 62,210,665
Preferred Stocks	338,305	-	-	-	338,305
Real Estate Investment Trusts	587,924	-	-	-	587,924
Short-Term Investments	82,873	-	-	-	82,873
Total Investments in Securities	$ 63,219,767	$ -	$ -	$ -	$ 63,219,767
^ See Schedule of Investments for country breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 85.8%
Brazil - 7.9%
Ambev SA - ADR	10,492	$55,293
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	2,348	32,661
Hypera SA	868	6,912
Petrobras Distribuidora SA	3,102	21,402
TIM Participacoes SA - ADR	1,038	16,566
Transmissora Alianca de Energia Eletrica SA	945	6,864
Vale SA - ADR	3,788	49,206
YDUQS Part	830	7,512
		196,416
Colombia - 2.0%
Ecopetrol SA - ADR	2,717	48,716
Greece - 0.3%
OPAP SA	731	8,238
Hong Kong - 23.5%
Angang Steel Co. Ltd.	75,417	28,902
Anhui Conch Cement Co. Ltd.	8,472	49,513
BAIC Motor Corp Ltd. (b)	78,916	50,405
BYD Electronic International Co. Ltd.	7,140	11,328
China Communications Services Corp Ltd.	17,956	12,616
China Medical System Holdings Ltd.	8,328	8,021
China Mobile Ltd. - ADR	1,061	45,198
China Resources Cement Holdings Ltd.	42,389	39,258
China Shenhua Energy Co Ltd.	23,136	46,106
China Unicom Hong Kong Ltd.	44,332	43,380
CNOOC Ltd. - ADR	309	51,087
Great Wall Motor Co. Ltd.	62,674	42,993
Jiangxi Copper Co. Ltd.	19,209	23,925
Kingboard Laminates Holdings Ltd.	11,241	9,363
Maanshan Iron & Steel Co. Ltd.	75,254	28,840
Sinotruk Hong Kong Ltd.	6,075	9,018
Weichai Power Co. Ltd.	31,546	49,164
Zoomlion Heavy Industry Science and Technology Co. Ltd.	45,959	32,290
		581,407
Hungary - 0.9%
MOL Hungarian Oil & Gas PLC	2,064	21,017
India - 2.1%
Infosys Ltd. - ADR	4,485	50,770
Indonesia - 0.8%
United Tractors Tbk PT	10,741	19,100
Kuwait - 0.9%
Mobile Telecommunications Co KSC	12,300	23,355
Malaysia - 0.3%
Malaysia Airports Holdings Bhd	4,052	8,238
Mexico - 0.5%
Grupo Aeroportuario del Centro Norte SAB de CV	642	3,945
Grupo Aeroportuario del Sureste SAB de CV - ADR	52	7,911
		11,856
Qatar - 0.4%
Qatar Fuel QSC	1,800	10,457
Russian Federation - 12.6%
Alrosa PJSC	23,098	29,577
Inter RAO UES PJSC	636,903	44,745
MMC Norilsk Nickel PJSC	2,240	51,789
Novolipetsk Steel PJSC	17,436	41,338
Severstal PJSC	2,865	46,310
Surgutneftegas PJSC	119,366	50,749
Tatneft PJSC	679	47,381
		311,889
Singapore - 1.0%
Yangzijiang Shipbuilding Holdings Ltd.	23,237	24,182
South Africa - 5.2%
African Rainbow Minerals Ltd.	764	9,478
Aspen Pharmacare Holdings Ltd.	1,679	10,572
AVI Ltd.	549	3,320
Mr Price Group Ltd.	481	5,924
MultiChoice Group Ltd. (a)	1,046	9,802
Pick n Pay Stores Ltd.	647	3,002
Remgro Ltd.	1,156	14,434
Sibanye Gold Ltd. - ADR (a)	2,730	13,322
The SPAR Group Ltd.	590	7,577
Tiger Brands Ltd.	265	4,118
Truworths International Ltd.	1,767	7,702
Vodacom Group Ltd.	3,893	31,934
Woolworths Holdings Ltd.	1,834	7,032
		128,217
Taiwan - 12.3%
Catcher Technology Co. Ltd.	1,800	13,372
Far EasTone Telecommunications Co. Ltd.	6,699	15,403
Formosa Chemicals & Fibre Corp.	12,795	39,090
Foxconn Technology Co. Ltd.	3,107	6,425
Globalwafers Co. Ltd.	2,561	27,714
Lite-On Technology Corp.	6,686	9,525
MediaTek, Inc.	1,917	19,388
Nanya Technology Corp.	12,780	30,413
Novatek Microelectronics Corp.	937	5,002
President Chain Store Corp.	1,752	16,903
Realtek Semiconductor Corp.	994	6,697
Uni-President Enterprises Corp.	12,307	31,979
United Microelectronics Corp.	46,856	20,794
Vanguard International Semiconductor Corp.	2,461	5,010
Walsin Technology Corp.	3,347	19,052
Yageo Corp.	4,407	37,699
		304,466
Thailand - 7.4%
Advanced Info Service PCL	7,296	50,530
Electricity Generating PCL	994	10,633
Intouch Holdings PCL	5,104	10,580
PTT Exploration & Production PCL	11,649	51,323
PTT PCL	30,982	47,599
Ratch Group PCL	2,913	6,393
Thai Union Group PCL	10,507	6,457
		183,515
Turkey - 5.7%
Eregli Demir ve Celik Fabrikalari TAS	18,137	24,146
KOC Holding AS	9,612	32,241
Tupras Turkiye Petrol Rafinerileri AS	1,116	27,995
Turk Hava Yollari AO (a)	7,733	17,265
Turk Telekomunikasyon AS (a)	27,865	26,911
Turkcell Iletisim Hizmetleri AS	5,428	12,702
		141,260
United Kingdom - 2.0%
Lukoil PJSC	606	49,886
TOTAL COMMON STOCKS (Cost $2,139,063)		2,122,985

PREFERRED STOCKS - 4.6%
Brazil - 4.6%
Braskem SA (a)	4,367	39,020
Cia de Transmissao de Energia Eletrica Paulista	1,681	10,673
Cia Energetica de Minas Gerais	4,190	15,335
Petroleo Brasileiro SA	3,459	47,458
TOTAL PREFERRED STOCKS (Cost $116,367)		112,486

EXCHANGE TRADED FUNDS - 6.8%
iShares MSCI China A ETF	945	26,762
iShares MSCI Emerging Markets ETF	600	25,062
iShares MSCI India ETF	1,223	40,359
iShares MSCI Saudi Arabia ETF	2,344	76,274
TOTAL EXCHANGE TRADED FUNDS (Cost $174,522)		168,457

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Mexico - 0.6%
Fibra Uno Administracion SA de CV	11,271	14,510
South Africa - 1.0%
Growthpoint Properties Ltd.	9,308	15,483
Redefine Properties Ltd.	15,431	9,467
		24,950
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $41,880)		39,460

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
U.S. Bank Money Market Deposit Account, 2.24% (c)	8,321	8,321
TOTAL SHORT-TERM INVESTMENTS (Cost $8,321)		8,321

Total Investments (Cost $2,480,153) - 99.1%		2,451,709
Other Assets in Excess of Liabilities - 0.9%		21,237
TOTAL NET ASSETS - 100.0%		$2,472,946

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $50,405 or 2.0% of net assets.

(c)	The rate shown is as of July 31, 2019.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,122,985	$ -	$ -	$ -	$ 2,122,985
Preferred Stocks	112,486	-	-	-	112,486
Exchange Traded Funds	168,457	-	-	-	168,457
Real Estate Investment Trusts	39,460	-	-	-	39,460
Short-Term Investments	8,321	-	-	-	8,321
Total Investments in Securities	$ 2,451,709	$ -	$ -	$ -	$ 2,451,709
^ See Schedule of Investments for country breakouts.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Cash Cows Fund of Funds ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Pacer Developed Markets International Cash Cows 100 ETF (a)	18,498	$465,408
Pacer Global Cash Cows Dividend ETF (a)	16,128	484,485
Pacer US Cash Cows 100 ETF (a)	17,002	497,989
Pacer US Cash Cows Growth ETF (a)	20,216	501,702
Pacer US Small Cap Cash Cows 100 ETF (a)	19,542	465,389
TOTAL EXCHANGE TRADED FUNDS (Cost $2,528,090)		2,414,973

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 2.24% (b)	2,852	2,852
TOTAL SHORT-TERM INVESTMENTS (Cost $2,852)		2,852

Total Investments (Cost $2,530,942) - 100.0%		2,417,825
Liabilities in Excess of Other Assets - 0.0% (c)		(305)
TOTAL NET ASSETS - 100.0%		$2,417,520

Percentages are stated as a percent of net assets.
(a) Affiliated Exchange-Traded Fund.
(b) The rate shown is as of July 31, 2019.
(c) Less than 0.05%.

The Fund had the following transaction during the period ended July 31, 2019 with affiliates:
	Share Activity				Period Ended July 31, 2019
Security Name	Balance May 1, 2019	Purchases	Sales	Balance July 31, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Pacer Developed Markets International Cash Cows 100 ETF		18,498	-	18,498	$ 465,408	$ 3,570	$ -	$ (38,200)
Pacer Global Cash Cows Dividend ETF		16,128	-	16,128	484,485	4,548	-	(17,036)
Pacer US Cash Cows 100 ETF		17,002	-	17,002	497,989	2,227	-	(8,841)
Pacer US Cash Cows Growth ETF		20,216	-	20,216	501,702	1,322	-	(2,448)
Pacer US Small Cap Cash Cows 100 ETF		19,542	-	19,542	465,389	2,638	-	(46,592)

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Exchange-Traded Funds	$ 2,414,973	$ -	$ -	$ -	$ 2,414,973
Short-Term Investments	2,852	-	-	-	2,852
Total Investments in Securities	$ 2,417,825	$ -	$ -	$ -	$ 2,417,825
^ See Schedule of Investments for further disaggregation of investment categories.
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Pacer Trendpilot Fund of Funds ETF
Schedule of Investments
July 31, 2019 (Unaudited)
	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Pacer Trendpilot 100 ETF (a)	35,750	$1,302,730
Pacer Trendpilot International ETF (a) (b)	99,740	2,485,950
Pacer Trendpilot US Large Cap ETF (a)	41,610	1,291,574
Pacer Trendpilot US Mid Cap ETF (a)	40,050	1,181,075
TOTAL EXCHANGE TRADED FUNDS (Cost $6,253,178)		6,261,329

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
U.S. Bank Money Market Deposit Account, 2.24% (c)	4,223	4,223
TOTAL SHORT-TERM INVESTMENTS (Cost $4,223)		4,223

Total Investments (Cost $6,257,401) - 100.0%		6,265,552
Liabilities in Excess of Other Assets - 0.0% (d)		(687)
TOTAL NET ASSETS - 100.0%		$6,264,865

Percentages are stated as a percent of net assets.
(a)	Affiliated Exchange-Traded Fund.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2019
(d)	Less than 0.05%

The Fund had the following transaction during the period ended July 31, 2019 with affiliates:
	Share Activity				Period Ended July 31, 2019
Security Name	Balance May 1, 2019	Purchases	Sales	Balance July 31, 2019	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates
Pacer Trendpilot 100 ETF	-	35,750	-	35,750	$ 1,302,730	$ -	$ -	$ 20,521
Pacer Trendpilot International ETF	-	99,740	-	99,740	2,485,950	-	-	(25,719)
Pacer Trendpilot US Large Cap ETF	-	41,610	-	41,610	1,291,574	-	-	20,639
Pacer Trendpilot US Mid Cap ETF	-	40,050	-	40,050	1,181,075	-	-	(7,289)

Summary of Fair Value Disclosure at July 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America ("GAAP").  The Funds are investment companies that follow the accounting and reporting guidelines of the Financial Accounting Standards Board  Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market, Nasdaqy Global Select Market, and Nasdaq Capital Market Exchange  (collectively "Nasdaq"). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price ("NOCP") will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exceptin of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2019:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Exchange-Traded Funds	$ 6,261,329	$ -	$ -	$ -	$ 6,261,329
Short-Term Investments	4,223	-	-	-	4,223
Total Investments in Securities	$ 6,265,552	$ -	$ -	$ -	$ 6,265,552
^ See Schedule of Investments for further disaggregation of investment categories..
For the period ended July 31, 2019, the Fund did not recognize any transfers to or from Level 3.